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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 3/31/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  --------------

SEMI-ANNUAL REPORT
MARCH 31, 2004

------------------------
GE INSTITUTIONAL FUNDS

[LOGO OMITTED]

                                                          GE INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------
FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund .....................................................  1
     S&P 500 Index Fund ...................................................  6
     Value Equity Fund .................................................... 14
     Mid-Cap Value Equity Fund ............................................ 18
     Small-Cap Value Equity Fund .......................................... 22
     International Equity Fund ............................................ 26
     Premier Growth Equity Fund ........................................... 31
     Strategic Investment Fund ............................................ 34
     Income Fund .......................................................... 44
     Money Market Fund .................................................... 55

NOTES TO PERFORMANCE ...................................................... 58

NOTES TO SCHEDULES OF INVESTMENTS ......................................... 59

FINANCIAL STATEMENTS

     Financial Highlights ................................................. 60
     Notes to Financial Highlights ........................................ 69
     Statements of Assets and Liabilities ................................. 70
     Statements of Operations ............................................. 72
     Statements of Changes in Net Assets .................................. 74
     Notes to Financial Statements ........................................ 78

ADDITIONAL INFORMATION .................................................... 87

INVESTMENT TEAM ........................................................... 90

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                                U.S. EQUITY FUND
--------------------------------------------------------------------------------
Q&A

DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE INSTITUTIONAL U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional U.S. Equity Fund advanced 11.53% for Investment Class shares and 11.41% for Service Class shares for the six-month period. The S&P 500 benchmark advanced 14.08% over the same period, while the Fund's Lipper peer group of 1,055 Large Cap Core funds returned 12.38%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. Information Technology and Health Care stock selection were the main drivers of underperformance over the six months ended March 31, 2004. Despite a slight overweight in technology, relative underperformance is due to stock selection in this sector. Many of the smaller capitalization, more speculative, higher priced stocks did well over the period as investors discounted negative earnings and poor fundamentals in the hopes of catching the bounce off the bottom with these stocks. Conversely, higher quality, larger capitalization companies lagged in terms of performance over the year. In Health Care, negative news flow around dwindling product pipelines and onerous drug pricing legislation plagued the pharmaceutical stocks. In addition, several health care provider and equipment stocks that we owned in the portfolio suffered over the period.

Q.  WHICH STOCKS IN PARTICULAR HURT PERFORMANCE IN THE TECHNOLOGY SECTOR?

A. Within Technology, communications equipment, software, electronic equipment, and computers & peripherals were the largest detractors. Benchmark Communications equipment companies were up strongly over the period, advancing 30%, while our lone position in the industry was Cisco (+20%). Many of the companies in this industry were smaller capitalization, more speculative companies such as Corning (+19%), Lucent (+90%), and Avaya (+46%), however investors chose to bid these issues up in the hopes of catching the bottom of a progressing earnings recovery. Software holdings such as Intuit (-7.5%), Microsoft (-9.8%), and Oracle (+6.7%) could not keep pace with peers such as Computer Associates (+3%), Novell (+115%), and Siebel (+18%). Electronic equipment holding Molex (+6.7%) also did not keep pace with peers as benchmark holdings such as Agilent (+43%), Waters (+49%) and PerkinElmer (+36%) did relatively better over the period. Computers & Peripherals advanced 8.5% for the benchmark and 3% for our portfolio holdings as we were underweight the industry. For the most part, not owning stocks such as Network Appliance (+5%), and NCR Corp (+39%) hurt performance whereas our holdings in IBM (+4%) and EMC (+7.8%) helped performance.

PICTURED TO THE RIGHT:
DAVID B. CARLSON

[PHOTO OMITTED]

                                                                U.S. EQUITY FUND
--------------------------------------------------------------------------------
Q&A

Q.  WHICH STOCKS IN PARTICULAR HURT PERFORMANCE IN THE HEALTH CARE SECTOR?

A. Health Care relative underperformance for the year was primarily due to lagging stock performance in pharmaceutical stocks, health care providers, and health care equipment companies. Pharmaceutical stocks lagged due to poor news flow and worry over fundamentals with holdings such as Wyeth (-18%) and Abbott (-2.3%) hurting performance over the period. Benchmark health care stocks returned 4.6% over the period whereas our portfolio holdings advanced only 1.9%. Health care providers Lincare (-14.2%) and WebMD (-.67%) hurt performance. Health care equipment providers were up 18% for the benchmark however not owning many of these stocks hurt performance as portfolio holdings were down 0.8% over the period. Not owning Boston Scientific (+33%), Guidant (+36%), or Zimmer (+34%) hurt performance.

Q.  WERE THERE ANY MARKET TRENDS THAT CONTRIBUTED TO UNDERPERFORMANCE?

A. Yes. Many of the stocks that helped fuel the gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of P/E ratio -- companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. For example, larger capitalization companies were overlooked for smaller, expensive, risky stocks. Stocks with a beta greater than 2.0 (risky) were up 80% in 2003 where as less risky stocks or stocks with betas less than 2.0 were up a mere 25% -- underperforming the S&P 500 by almost 4%. In addition, stocks with P/E ratios greater than 50 or negative advanced 72% in 2003 whereas stocks with P/E ratios less than 50 were up only 27% -- again underperforming the S&P 500. If you classified stocks by S&P ratings (A, B, C, or N/A) where A is the highest quality and N/A is not available or not rated, the C's and N/A companies were up 44% and 41% respectively whereas the A's and B's were up only 24% and 32% respectively. This trend was challenging in 2003 and persisted somewhat into 2004. Many of these speculative stocks have poor fundamentals and market history suggests that it is difficult to consistently post positive relative returns with this strategy.

                                                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                              U.S. Equity Fund                        S&P 500
11/25/97                           10,000.00                         10,000.00
1/98                               10,318.18                         10,283.51
9/98                               10,628.43                         10,787.78
3/99                               13,467.20                         13,736.24
9/99                               13,632.57                         13,787.49
3/00                               15,585.02                         16,232.04
9/00                               15,363.95                         15,613.45
3/01                               14,001.90                         12,684.93
9/01                               12,677.06                         11,451.14
3/02                               14,231.52                         12,711.00
9/02                               10,486.38                          9,104.81
3/03                               10,919.38                          9,564.02
9/03                               12,656.55                         11,330.01
3/04                               14,116.17                         12,925.13

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                          SIX     ONE     FIVE     SINCE
                        MONTHS   YEAR     YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------

U.S. Equity Fund        11.53%   29.28%   0.95%    5.58%       11/25/97
--------------------------------------------------------------------------------

S&P 500                 14.08%   35.14%  -1.21%    4.13%
--------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------


[Line graph omitted -- plot points as follows:]

                               U.S. Equity Fund                        S&P 500
1/3/01                             10,000.00                          10,000.00
3/01                                9,372.96                           8,815.97
6/01                                9,666.12                           9,331.41
9/01                                8,477.20                           7,958.49
12/01                               9,337.57                           8,808.80
3/02                                9,501.68                           8,834.09
6/02                                8,328.33                           7,650.05
9/02                                6,990.87                           6,327.80
12/02                               7,531.32                           6,861.89
3/03                                7,266.78                           6,646.95
6/03                                8,291.89                           7,670.12
9/03                                8,415.90                           7,874.30
12/03                               9,292.41                           8,833.18
3/04                                9,375.75                           8,982.90

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                          SIX     ONE     THREE    SINCE
                        MONTHS   YEAR     YEAR   INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------

U.S. Equity Fund        11.41%   29.02%   0.01%   -1.97%       1/3/01
--------------------------------------------------------------------------------

S&P 500                 14.08%   35.14%   0.63%   -1.21%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.


SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $367,573
(in thousands) as of March 31, 2004


[Pie chart omitted -- plot points as follows:]

Financials 22.6%
Information Technology 17.1%
Health Care 12.4%
Consumer Discretionary 11.0%
Industrials 9.3%
Consumer Staples 8.5%
Energy 7.5%
Short Term 4.0%
Telecommunication Services 3.1%
Materials 2.9%
Utilities 1.6%

TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
-------------------------------------------------------------------
   Citigroup Inc.                                    4.23%
-------------------------------------------------------------------
   Pfizer Inc.                                       4.06%
-------------------------------------------------------------------
   Exxon Mobil Corp.                                 3.18%
-------------------------------------------------------------------
   American International Group Inc.                 3.15%
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   Microsoft Corp.                                   2.79%
-------------------------------------------------------------------
   First Data Corp.                                  2.71%
-------------------------------------------------------------------
   Industrial Select Sector SPDR Fund                2.34%
-------------------------------------------------------------------
   Federal National Mortgage Assoc.                  2.26%
-------------------------------------------------------------------
   PepsiCo Inc.                                      2.22%
-------------------------------------------------------------------
   Johnson & Johnson                                 1.86%
-------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                U.S. EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.4%

Carnival Corp.                        74,845   $ 3,361,289
Catalina Marketing Corp.              14,476       280,690(a,j)
Comcast Corp. (Class A Special)      180,189     5,023,669(a)
Comcast Corp. (Class A)               18,641       535,742(a)
eBay Inc.                              9,038       626,605(a)
Gannett Co. Inc.                       6,214       547,702
Harley-Davidson Inc.                  22,877     1,220,259
Home Depot Inc.                      130,485     4,874,920
InterActiveCorp.                       5,931       187,360(a)
Liberty Media Corp. (Series A)       606,736     6,643,759(a)
Lowe's Cos. Inc.                      23,442     1,315,799
Omnicom Group                         16,946     1,359,917
Target Corp.                         144,042     6,487,652
Time Warner Inc.                     114,669     1,933,319(a)
Tribune Co.                           29,656     1,495,849
Viacom Inc. (Class B)                110,154     4,319,138
Walt Disney Co.                       13,953       348,685
                                                40,562,354

CONSUMER STAPLES -- 8.8%

Altria Group Inc.                      9,603       522,883
Anheuser-Busch Cos. Inc.              37,450     1,909,950
Avon Products Inc.                     3,277       248,626
Clorox Co.                            68,745     3,362,318
Colgate-Palmolive Co.                 76,540     4,217,354
General Mills Inc.                    16,946       791,039
Kimberly-Clark Corp.                  47,732     3,011,889
PepsiCo Inc.                         151,385     8,152,082
Procter & Gamble Co.                  25,702     2,695,626
Sysco Corp.                            6,835       266,907
Wal-Mart Stores Inc.                 103,654     6,187,107
                                                31,365,781

ENERGY -- 7.8%

Baker Hughes Inc.                     17,511       638,801
BP PLC. ADR                            8,473       433,818
Burlington Resources Inc.             56,968     3,624,874
ConocoPhillips                        51,121     3,568,757
Devon Energy Corp.                     6,479       376,754
EnCana Corp.                          45,190     1,948,593
Exxon Mobil Corp.                    281,478    11,706,670
Nabors Industries Ltd.                34,740     1,589,355(a)
Schlumberger Ltd.                     60,326     3,851,815
                                                27,739,437

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.7%

AFLAC Inc.                            24,854  $    997,640
Allstate Corp.                        61,289     2,786,198
American Express Co.                  43,776     2,269,786
American International
   Group Inc.                        162,237    11,575,610(h)
Bank of America Corp.                 59,312     4,803,086
Bank One Corp.                        22,030     1,201,076
Berkshire Hathaway Inc.
   (Class B)                             548     1,704,833(a)
Citigroup Inc.                       301,075    15,565,578(h)
Federal Home Loan
    Mortgage Corp.                    19,206     1,134,306
Federal National Mortgage Assoc.     111,562     8,294,635
FleetBoston Financial Corp.           30,107     1,351,804
Goldman Sachs Group Inc.               4,575       477,401
Hartford Financial Services
   Group Inc.                         26,267     1,673,208
JP Morgan Chase & Co.                 39,541     1,658,745
Lincoln National Corp.                19,771       935,564
Marsh & McLennan Cos. Inc.            68,406     3,167,198
Mellon Financial Corp.                97,722     3,057,721
Morgan Stanley                        38,694     2,217,166
Prudential Financial Inc.             24,572     1,100,334
SLM Corp.                             39,541     1,654,791
State Street Corp.                    93,204     4,858,725(e)
Travelers Property Casualty
   Corp. (Class B)                    25,984       448,744
US Bancorp                            86,143     2,381,854
Wachovia Corp.                        31,914     1,499,958
Wells Fargo & Co.                     70,610     4,001,469
                                                80,817,430

HEALTH CARE -- 12.9%

Abbott Laboratories                  128,282     5,272,390
Amgen Inc.                             9,603       558,606(a)
Cardinal Health Inc.                  89,250     6,149,325
Cigna Corp.                            5,649       333,404
DENTSPLY International Inc.           28,244     1,252,056
Johnson & Johnson                    135,004     6,847,403
Lincare Holdings Inc.                 71,739     2,254,039(a)
Medtronic Inc.                         6,496       310,184
Merck & Co. Inc.                      15,815       698,865
Pfizer Inc.                          425,913    14,928,251
UnitedHealth Group Inc.               25,419     1,638,000
WebMD Corp.                           16,381       145,627(a,j)
Wyeth                                140,088     5,260,304
                                                45,648,454

INDUSTRIALS -- 7.2%

Burlington Northern
   Santa Fe Corp.                     38,411     1,209,946
Danaher Corp.                          8,360       780,573(j)
Deere & Co.                           35,643     2,470,416
Dover Corp.                           70,609     2,737,511


------------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                U.S. EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Eaton Corp.                           17,793  $    999,789
Emerson Electric Co.                  11,297       676,916
Equifax Inc.                          33,893       875,117
General Dynamics Corp.                20,336     1,816,615
Lockheed Martin Corp.                 34,457     1,572,617
3M Co.                                12,427     1,017,398
Northrop Grumman Corp.                20,335     2,001,371
Pitney Bowes Inc.                     17,793       758,160
Southwest Airlines Co.                48,014       682,279
Union Pacific Corp.                   29,091     1,740,224
United Technologies Corp.             48,861     4,216,704
Waste Management Inc.                 67,785     2,045,751
                                                25,601,387

INFORMATION TECHNOLOGY -- 17.7%

Analog Devices Inc.                   72,868     3,498,393
Applied Materials Inc.               106,478     2,276,500(a)
Automatic Data Processing Inc.        53,380     2,241,960
BMC Software Inc.                     55,075     1,076,716(a)
Certegy Inc.                          53,743     1,882,080
Cisco Systems Inc.                   238,376     5,606,604(a)
Dell Inc.                            109,585     3,684,248(a)
EMC Corp.                             17,229       234,487(a)
First Data Corp.                     236,062     9,952,374
Hewlett-Packard Co.                   45,472     1,038,580
Intel Corp.                          199,964     5,439,021
International Business
   Machines Corp.                     47,845     4,394,085
Intuit Inc.                           66,937     3,004,133(a)
Microsoft Corp.                      410,096    10,240,097
Molex Inc. (Class A)                  96,028     2,500,569
Oracle Corp.                         294,300     3,534,543(a)
Paychex Inc.                           9,885       351,906
Unisys Corp.                          96,028     1,371,280(a)
Yahoo! Inc.                           10,733       521,516(a)
                                                62,849,092

MATERIALS -- 3.0%

Alcoa Inc.                            39,541     1,371,677
Barrick Gold Corp.                    47,167     1,121,631
EI Du Pont de Nemours & Co.           10,281       434,064
Newmont Mining Corp.                  40,671     1,896,489
Praxair Inc.                          67,502     2,505,674
Rohm & Haas Co.                       28,244     1,125,241
Weyerhaeuser Co.                      32,480     2,127,440
                                                10,582,216

TELECOMMUNICATION SERVICES -- 3.2%

AT&T Corp.                            33,214       649,998
SBC Communications Inc.               45,190     1,108,963
Verizon Communications Inc.           93,204     3,405,674
Vodafone Group PLC. ADR              256,451     6,129,179
                                                11,293,814


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES -- 1.6%

Dominion Resources Inc.               42,070  $  2,705,101
Entergy Corp.                         21,465     1,277,167
Exelon Corp.                          25,419     1,750,607
                                                 5,732,875

TOTAL COMMON STOCK
   (COST $307,232,278)                         342,192,840


--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.0%
--------------------------------------------------------------------------------

Industrial Select Sector
   SPDR Fund                         326,095     8,612,169(j)
Financial Select Sector
   SPDR Fund                          71,995     2,116,653(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $10,491,238)                           10,728,822

TOTAL INVESTMENTS IN SECURITIES
   (COST $317,723,516)                         352,921,662

--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.1%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                 2,409,157     2,409,157(l)
State Street Navigator Securities
   Lending Prime Portfolio        12,241,926    12,241,926(e,m)

TOTAL SHORT-TERM INVESTMENTS

   (COST $14,651,083)                           14,651,083
                                                ----------
LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.4%)                                  (12,239,335)
                                               -----------

NET ASSETS-- 100%                             $355,333,410
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The U.S. Equity Fund had the following short futures contracts open at March 31, 2004:

                               NUMBER       CURRENT
                EXPIRATION       OF        NOTIONAL      UNREALIZED
DESCRIPTION        DATE       CONTRACTS      VALUE      DEPRECIATION
--------------------------------------------------------------------------------

S&P 500          June 2004       (2)      $(562,450)      $(1,275)


-----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
--------------------------------------------------------------------------------

Q&A

SSGA FUNDS MANAGEMENT, INC. IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA IS A NEWLY FORMED ENTITY WHICH, AS A RESULT OF A CHANGE IN FEDERAL LAW, HAS SUCCEEDED THE REGISTERED INVESTMENT COMPANY ADVISORY BUSINESS OF STATE STREET GLOBAL ADVISORS IN MAY 2001.

THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY KARL SCHNEIDER. MR. SCHNEIDER IS A PRINCIPAL OF SSGA IN THE U.S. STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET GLOBAL ADVISORS IN 1996. BEFORE JOINING THE U.S. STRUCTURED PRODUCTS GROUP, MR. SCHNEIDER WORKED AS A PORTFOLIO MANAGER IN STATE STREET GLOBAL ADVISOR'S CURRENCY MANAGEMENT GROUP. PRIOR TO THIS, HE WAS AN ANALYST IN THE PROCESS ENGINEERING DIVISION WITHIN STATE STREET'S CUSTODY OPERATIONS. MR. SCHNEIDER HOLDS BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTERS OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE.

Q. HOW DID THE GE INSTITUTIONAL S&P 500 FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2004?

A. The GE Institutional S&P 500 Fund had a return of 13.93% for the six-month period ended March 31, 2004. The S&P 500 Index returned 14.08% and the Fund's Lipper peer group of 169 S&P 500 Index Objective funds returned 13.69%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. A strong 4th quarter return coupled with modest 1st quarter performance has pushed the S&P 500 Index up to levels not seen since early 2002. Contributing to the good performance over past six months was ample liquidity provided on the fiscal and monetary fronts, an improving economy, and slightly less geo-political risk.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the GE Institutional S&P 500 Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of March 31, 2004, the four largest sectors in the S&P 500 Index were Financials (21.3%), Information Technology (17.0%), Health Care (13.1%) and Consumer Staples (11.3%).

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its benchmark slightly due to the investment of fund cash flows and fund fees and expenses.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last six months were Novell Inc (+114%), United States Steel (+103%), Lucent Technologies (+90%), Louisiana Pacific Corp (+87%) and Allegheny Technologies (+86%). The bottom five returning stocks for the past year were Delta Airlines (-40%), Medimmune Inc (-30%), Qlogic Corp (-29%), Tenet Healthcare (-22%) and Winn Dixie Stores (-20%). The highest returning sectors for the last six months were Energy and Materials which both earned slightly higher than 19%. The lowest returning sectors were Health Care (+7%) and Information Technology (+9%).

                                                              S&P 500 INDEX FUND
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]


                              S&P 500 Index Fund                      S&P 500
11/25/97                           10,000.00                         10,000.00
3/98                               11,643.72                         11,588.04
9/98                               10,862.80                         10,787.78
3/99                               13,888.39                         13,736.24
9/99                               13,949.31                         13,787.49
3/00                               16,475.47                         16,232.04
9/00                               15,878.84                         15,613.45
3/01                               12,901.19                         12,684.93
9/01                               11,618.01                         11,451.14
3/02                               12,868.15                         12,711.00
9/02                                9,208.40                          9,104.81
3/03                                9,682.37                          9,564.02
9/03                               11,449.31                         11,330.01
3/04                               13,044.59                         12,925.13

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE    SINCE
                        MONTHS     YEAR     YEAR  INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
 S&P 500
  Index Fund            13.93%    34.73%   -1.25%    4.27%      11/25/97
--------------------------------------------------------------------------------
S&P 500                 14.08%    35.14%   -1.21%    4.13%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in that Index.

SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $89,755
(in thousands) as of March 31, 2004

[Pie chart omitted -- plot points as follows:]

Financials 20.7%
Information Technology 16.4%
Health Care 12.7%
Consumer - Staples 11%
Consumer - Discretionary 10.9%
Industrials 10.3%
Energy 5.8%
Telecommunication Services 3.4%
Short Term 3%
Materials 2.9%
Utilities 2.9%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   General Electric Co.                              2.88%
--------------------------------------------------------------------------------
   Exxon Mobil Corp.                                 2.53%
--------------------------------------------------------------------------------
   Microsoft Corp.                                   2.50%
--------------------------------------------------------------------------------
   Pfizer Inc.                                       2.47%
--------------------------------------------------------------------------------
   Citigroup Inc.                                    2.47%
--------------------------------------------------------------------------------
   Wal-Mart Stores Inc.                              2.39%
--------------------------------------------------------------------------------
   American International Group Inc.                 1.73%
--------------------------------------------------------------------------------
   Intel Corp.                                       1.63%
--------------------------------------------------------------------------------
   Cisco Systems Inc.                                1.50%
--------------------------------------------------------------------------------
   International Business Machines Corp.             1.44%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.9%

American Greetings (Class A)             600  $     13,662(a)
Autonation Inc.                        2,400        40,920(a)
Autozone Inc.                            700        60,179(a)
Bed Bath & Beyond Inc.                 2,500       104,400(a)
Best Buy Co. Inc.                      2,700       139,644
Big Lots Inc.                          1,100        15,950(a)
Black & Decker Corp.                     600        34,164
Boise Cascade Corp.                      700        24,255
Brunswick Corp.                          700        28,581
Carnival Corp.                         5,300       238,023
Centex Corp.                           1,000        54,060
Circuit City Stores Inc.               1,600        18,080
Clear Channel
   Communications Inc.                 5,100       215,985
Comcast Corp. (Class A)               18,759       539,134(a)
Cooper Tire & Rubber Co.                 700        14,105
Dana Corp.                             1,300        25,818
Darden Restaurants Inc.                1,350        33,466
Delphi Corp.                           4,718        46,991
Dillard's Inc. (Class A)                 800        15,328
Dollar General Corp.                   2,841        54,547
Dow Jones & Co. Inc.                     700        33,537
Eastman Kodak Co.                      2,400        62,808
eBay Inc.                              5,400       374,382(a)
Family Dollar Stores Inc.              1,400        50,330
Federated Department Stores            1,500        81,075
Ford Motor Co.                        15,477       210,023
Fortune Brands Inc.                    1,200        91,956
Gannett Co. Inc.                       2,200       193,908
Gap Inc.                               7,462       163,567
General Motors Corp.                   4,712       221,935
Genuine Parts Co.                      1,400        45,808
Goodyear Tire & Rubber Co.             1,600        13,664(a)
Harley-Davidson Inc.                   2,500       133,350
Harrah's Entertainment Inc.              900        49,401
Hasbro Inc.                            1,550        33,712
Hilton Hotels Corp.                    3,200        52,000
Home Depot Inc.                       19,000       709,840
International Game Technology          2,900       130,384
Interpublic Group of Cos. Inc.         3,600        55,368(a)
JC Penney Co. Inc. Holding Co.         2,300        79,994
Johnson Controls Inc.                  1,500        88,725
Jones Apparel Group Inc.               1,100        39,765
KB Home                                  400        32,320
Knight-Ridder Inc.                       700        51,275
Kohl's Corp.                           2,800       135,324(a)
Leggett & Platt Inc.                   1,600        37,936
Liz Claiborne Inc.                       900        33,021
Lowe's Cos. Inc.                       6,600       370,458


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Ltd. Brands                            4,416  $     88,320
Marriott International Inc.
   (Class A)                           1,900        80,845
Mattel Inc.                            3,500        64,540
May Department Stores Co.              2,400        82,992
Maytag Corp.                             600        18,942
McDonald's Corp.                      10,600       302,842
McGraw-Hill Cos. Inc.                  1,600       121,824
Meredith Corp.                           400        20,224
New York Times Co. (Class A)           1,200        53,040
Newell Rubbermaid Inc.                 2,315        53,708
Nike Inc. (Class B)                    2,200       171,314
Nordstrom Inc.                         1,100        43,890
Office Depot Inc.                      2,600        48,932(a)
Omnicom Group                          1,600       128,400
Pulte Homes Inc.                       1,000        55,600
RadioShack Corp.                       1,400        46,424
Reebok International Ltd.                500        20,675
Sears Roebuck and Co.                  1,900        81,624
Sherwin-Williams Co.                   1,200        46,116
Snap-On Inc.                             500        16,170
Stanley Works                            700        29,876
Staples Inc.                           4,100       104,099
Starbucks Corp.                        3,300       124,575(a)
Starwood Hotels & Resorts
   Worldwide Inc.
   (Class B) (REIT)                    1,700        68,850
Target Corp.                           7,600       342,304
Tiffany & Co.                          1,200        45,804
Time Warner Inc.                      37,950       639,837(a,h)
TJX Cos. Inc.                          4,100       100,696
Toys R US Inc.                         1,800        30,240(a)
Tribune Co.                            2,782       140,324
Univision Communications Inc.
   (Class A)                           2,700        89,127(a)
VF Corp.                                 900        42,030
Viacom Inc. (Class B)                 14,631       573,681
Visteon Corp.                          1,189        11,379
Walt Disney Co.                       17,100       427,329
Wendy's International Inc.               900        36,621
Whirlpool Corp.                          600        41,322
Yum! Brands Inc.                       2,400        91,176(a)
                                                 9,778,850

CONSUMER STAPLES -- 11.0%

Adolph Coors Co. (Class B)               300        20,835
Alberto-Culver Co.                       750        32,902
Albertson's Inc.                       3,041        67,358
Altria Group Inc.                     17,000       925,650(h)
Anheuser-Busch Cos. Inc.               6,800       346,800
Archer-Daniels-Midland Co.             5,408        91,233
Avon Products Inc.                     2,000       151,740
Brown-Forman Corp. (Class B)           1,000        47,660
C.V.S Corp.                            3,300       116,490
Campbell Soup Co.                      3,400        92,718
Clorox Co.                             1,800        88,038
Coca-Cola Enterprises Inc.             3,800        91,846

---------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Colgate-Palmolive Co.                  4,400 $     242,440
ConAgra Foods Inc.                     4,400       118,536
Costco Wholesale Corp.                 3,800       142,728(a)
General Mills Inc.                     3,100       144,708
Gillette Co.                           8,400       328,440
Hershey Foods Corp.                    1,100        91,135
HJ Heinz Co.                           2,900       108,141
Kellogg Co.                            3,400       133,416
Kimberly-Clark Corp.                   4,200       265,020
Kroger Co.                             6,200       103,168(a)
McCormick & Co. Inc.                   1,200        40,224
Pepsi Bottling Group Inc.              2,200        65,450
PepsiCo Inc.                          14,210       765,208
Procter & Gamble Co.                  10,700     1,122,216
RJ Reynolds Tobacco
   Holdings Inc.                         700        42,350
Safeway Inc.                           3,700        76,146(a)
Sara Lee Corp.                         6,606       144,407
Supervalu Inc.                         1,100        33,594
Sysco Corp.                            5,400       210,870
The Coca-Cola Co.                     20,400     1,026,120(h)
UST Inc.                               1,400        50,540
Walgreen Co.                           8,500       280,075
Wal-Mart Stores Inc.                  36,000     2,148,840
Winn-Dixie Stores Inc.                 1,300         9,880
WM Wrigley Jr Co.                      1,900       112,328
                                                 9,879,250

ENERGY -- 5.8%

Amerada Hess Corp.                       700        45,696
Anadarko Petroleum Corp.               2,137       110,825
Apache Corp.                           2,712       117,077
Ashland Inc.                             600        27,894
Baker Hughes Inc.                      2,770       101,050
BJ Services Co.                        1,300        56,251(a)
Burlington Resources Inc.              1,700       108,171
ChevronTexaco Corp.                    8,925       783,437
ConocoPhillips                         5,732       400,151
Devon Energy Corp.                     1,964       114,207
EOG Resources Inc.                     1,000        45,890
Exxon Mobil Corp.                     54,516     2,267,320(h)
Halliburton Co.                        3,700       112,443
Kerr-McGee Corp.                         800        41,200
Marathon Oil Corp.                     2,600        87,542
Nabors Industries Ltd.                 1,200        54,900(a)
Noble Corp.                            1,100        42,262(a)
Occidental Petroleum Corp.             3,200       147,360
Rowan Cos. Inc.                          900        18,981(a)
Schlumberger Ltd.                      4,900       312,865
Sunoco Inc.                              600        37,428
Transocean Inc.                        2,651        73,936(a)
Unocal Corp.                           2,100        78,288
                                                 5,185,174

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.7%

ACE Ltd.                               2,300  $     98,118
AFLAC Inc.                             4,300       172,602
Allstate Corp.                         5,900       268,214
AMBAC Financial Group Inc.               850        62,713
American Express Co.                  10,700       554,795(h)
American International Group Inc.     21,738     1,551,006(h)
AmSouth Bancorp                        3,000        70,530
AON Corp.                              2,600        72,566
Apartment Investment &
   Management Co.
   (Class A) (REIT)                      800        24,872
Bank of America Corp.                 12,003       972,003(h)
Bank of New York Co. Inc.              6,500       204,750
Bank One Corp.                         9,364       510,525
BB&T Corp.                             4,500       158,850
Bear Stearns Cos. Inc.                   820        71,898
Capital One Financial Corp.            1,900       143,317
Charles Schwab Corp.                  11,500       133,515
Charter One Financial Inc.             1,873        66,229
Chubb Corp.                            1,600       111,264
Cincinnati Financial Corp.             1,300        56,485
Citigroup Inc.                        42,813     2,213,432
Comerica Inc.                          1,450        78,764
Countrywide Financial Corp.            1,566       150,179
E*Trade Financial Corp.                3,000        40,041(a)
Equity Office Properties
   Trust (REIT)                        3,300        95,337
Equity Residential (REIT)              2,300        68,655
Federal Home Loan
   Mortgage Corp.                      5,700       336,642
Federal National Mortgage Assoc.       8,100       602,235
Federated Investors Inc. (Class B)       900        28,287
Fifth Third Bancorp                    4,719       261,291
First Tennessee National Corp.         1,000        47,700
FleetBoston Financial Corp.            8,781       394,267
Franklin Resources Inc.                2,100       116,928
Golden West Financial Corp.            1,300       145,535
Goldman Sachs Group Inc.               4,000       417,400
Hartford Financial Services
   Group Inc.                          2,400       152,880
Huntington Bancshares Inc.             1,878        41,673
Janus Capital Group Inc.               2,000        32,760
Jefferson-Pilot Corp.                  1,150        63,261
John Hancock Financial
   Services Inc.                       2,400       104,856
JP Morgan Chase & Co.                 17,020       713,989
Keycorp                                3,500       106,015
Lehman Brothers Holdings Inc.          2,300       190,601
Lincoln National Corp.                 1,500        70,980
Loews Corp.                            1,500        88,590
M&T Bank Corp.                         1,000        89,850
Marsh & McLennan Cos. Inc.             4,400       203,720
Marshall & Ilsley Corp.                1,900        71,839
MBIA Inc.                              1,200        75,240

----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MBNA Corp.                            10,675 $     294,950
Mellon Financial Corp.                 3,600       112,644
Merrill Lynch & Co. Inc.               8,100       482,436
Metlife Inc.                           6,400       228,352
MGIC Investment Corp.                    800        51,384
Moody's Corp.                          1,200        84,960
Morgan Stanley                         9,100       521,430
National City Corp.                    5,100       181,458
North Fork Bancorporation Inc.         1,300        55,016
Northern Trust Corp.                   1,800        83,862
Plum Creek Timber Co.
   Inc. (REIT)                         1,500        48,720
PNC Financial Services Group Inc.      2,300       127,466
Principal Financial Group              2,700        96,201
Progressive Corp.                      1,800       157,680
Prologis (REIT)                        1,500        53,805
Providian Financial Corp.              2,400        31,440(a)
Prudential Financial Inc.              4,500       201,510
Regions Financial Corp.                1,800        65,736
Safeco Corp.                           1,100        47,487
Simon Property Group Inc. (REIT)       1,600        93,504
SLM Corp.                              3,800       159,030
SouthTrust Corp.                       2,700        89,532
St. Paul Travelers Cos. Inc.           1,900        76,019
State Street Corp.                     2,800       145,964(e)
SunTrust Banks Inc.                    2,300       160,333
Synovus Financial Corp.                2,600        63,570
T Rowe Price Group Inc.                1,000        53,830
Torchmark Corp.                          900        48,411
Travelers Property Casualty
   Corp. (Class B)                     8,252       142,512
Union Planters Corp.                   1,500        44,775
UnumProvident Corp.                    2,446        35,785
US Bancorp                            15,906       439,801
Wachovia Corp.                        10,910       512,770
Washington Mutual Inc.                 7,533       321,734
Wells Fargo & Co.                     14,100       799,047
XL Capital Ltd. (Class A)              1,100        83,644
Zions Bancorp                            800        45,760
                                                18,549,757

HEALTH CARE -- 12.7%

Abbott Laboratories                   13,000       534,300(h)
Aetna Inc.                             1,300       116,636
Allergan Inc.                          1,100        92,576
AmerisourceBergen Corp.                  922        50,415
Amgen Inc.                            10,776       626,840(a)
Anthem Inc.                            1,100        99,704(a)
Applera Corp. - Applied
   Biosystems Group                    1,800        35,604
Bausch & Lomb Inc.                       400        23,988
Baxter International Inc.              5,000       154,450
Becton Dickinson & Co.                 2,100       101,808
Biogen Idec Inc.                       2,695       149,842(a)
Biomet Inc.                            2,125        81,515


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Boston Scientific Corp.                6,800  $    288,184(a)
Bristol-Myers Squibb Co.              16,200       392,526
Cardinal Health Inc.                   3,575       246,318
Caremark Rx Inc.                       2,981        99,102(a)
Chiron Corp.                           1,600        70,416(a)
Cigna Corp.                            1,200        70,824
CR Bard Inc.                             400        39,056
Eli Lilly & Co.                        9,300       622,170(h)
Express Scripts Inc.                     600        44,754(a)
Forest Laboratories Inc.               3,100       222,022(a)
Genzyme Corp.                          1,900        89,376(a)
Guidant Corp.                          2,600       164,762
HCA Inc.                               4,100       166,542
Health Management Associates
   Inc. (Class A)                      2,000        46,420
Humana Inc.                            1,300        24,726(a)
IMS Health Inc.                        1,988        46,241
Johnson & Johnson                     24,668     1,251,161(h)
King Pharmaceuticals Inc.              1,966        33,107(a)
Manor Care Inc.                          700        24,703
McKesson Corp.                         2,444        73,540
Medco Health Solutions Inc.            2,194        74,596(a)
Medimmune Inc.                         2,100        48,468(a)
Medtronic Inc.                        10,100       482,275
Merck & Co. Inc.                      18,500       817,515
Millipore Corp.                          400        20,552(a)
Pfizer Inc.                           63,369     2,221,083(h)
Quest Diagnostics                        900        74,547
Schering-Plough Corp.                 12,300       199,506
St Jude Medical Inc.                   1,400       100,940(a)
Stryker Corp.                          1,600       141,648
Tenet Healthcare Corp.                 3,900        43,524(a)
UnitedHealth Group Inc.                5,200       335,088
Watson Pharmaceuticals Inc.              900        38,511(a)
WellPoint Health Networks              1,300       147,836(a)
Wyeth                                 11,100       416,805(h)
Zimmer Holdings Inc.                   1,990       146,822(a)
                                                11,393,344

INDUSTRIALS -- 10.4%

Allied Waste Industries Inc.           2,600        34,606(a)
American Power Conversion              1,600        36,816
American Standard Cos. Inc.              600        68,250(a)
Apollo Group Inc. (Class A)            1,500       129,165(a)
Avery Dennison Corp.                     900        55,989
Boeing Co.                             7,000       287,490
Burlington Northern
   Santa Fe Corp.                      3,100        97,650
Caterpillar Inc.                       2,900       229,303
Cendant Corp.                          8,438       205,803
Cintas Corp.                           1,400        60,886
Cooper Industries Ltd. (Class A)         800        45,744
Crane Co.                                500        16,500
CSX Corp.                              1,800        54,522
Cummins Inc.                             300        17,535

---------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Danaher Corp.                          1,300  $    121,381
Deere & Co.                            2,000       138,620
Delta Air Lines Inc.                   1,200         9,504
Deluxe Corp.                             400        16,040
Dover Corp.                            1,700        65,909
Eaton Corp.                            1,300        73,047
Emerson Electric Co.                   3,500       209,720
Equifax Inc.                           1,100        28,402
FedEx Corp.                            2,500       187,900
Fluor Corp.                              700        27,083
General Dynamics Corp.                 1,600       142,928
General Electric Co.                  84,800     2,588,096(h,n)
Goodrich Corp.                           900        25,263
H&R Block Inc.                         1,500        76,545
Honeywell International Inc.           7,150       242,028
Illinois Tool Works Inc.               2,600       205,998
Ingersoll-Rand Co. (Class A)           1,500       101,475
ITT Industries Inc.                      800        61,064
Lockheed Martin Corp.                  3,800       173,432
Masco Corp.                            3,800       115,672
Monster Worldwide Inc.                   900        23,580(a)
Navistar International Corp.             600        27,510(a)
Norfolk Southern Corp.                 3,300        72,897
Northrop Grumman Corp.                 1,542       151,764
Paccar Inc.                            1,500        84,360
Pall Corp.                             1,000        22,690
Parker Hannifin Corp.                  1,000        56,500
Pitney Bowes Inc.                      1,900        80,959
Power-One Inc.                           800         8,848(a)
Raytheon Co.                           3,500       109,690
Robert Half International Inc.         1,400        33,068(a)
Rockwell Automation Inc.               1,500        52,005
Rockwell Collins Inc.                  1,500        47,415
RR Donnelley & Sons Co.                1,800        54,450
Ryder System Inc.                        500        19,365
Southwest Airlines Co.                 6,450        91,655
Textron Inc.                           1,100        58,465
Thomas & Betts Corp.                     500        10,910
3M Co.                                 6,500       532,155
Tyco International Ltd.               16,666       477,481
Union Pacific Corp.                    2,100       125,622
United Parcel Service Inc. (Class B)   9,400       656,496
United Technologies Corp.              4,300       371,090
Waste Management Inc.                  4,870       146,977
WW Grainger Inc.                         800        38,400
                                                 9,304,718

INFORMATION TECHNOLOGY -- 16.4%

ADC Telecommunications Inc.            6,200        17,980(a)
Adobe Systems Inc.                     1,900        74,917
Advanced Micro Devices Inc.            2,900        47,067(a)
Agilent Technologies Inc.              3,895       123,199(a)
Altera Corp.                           3,200        65,440(a)
Analog Devices Inc.                    3,100       148,831
Andrew Corp.                           1,200        21,000(a)
Apple Computer Inc.                    3,100        83,855(a)
Applied Materials Inc.                13,800       295,044(a)


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Applied Micro Circuits Corp.           2,800  $     16,100(a)
Autodesk Inc.                            900        28,458
Automatic Data Processing Inc.         4,900       205,800
Avaya Inc.                             3,540        56,215(a)
BMC Software Inc.                      1,900        37,145(a)
Broadcom Corp. (Class A)               2,500        97,925(a)
Ciena Corp.                            3,900        19,383(a)
Cisco Systems Inc.                    57,300     1,347,696(a,h)
Citrix Systems Inc.                    1,400        30,268(a)
Computer Associates
   International Inc.                  4,750       127,585
Computer Sciences Corp.                1,600        64,528(a)
Compuware Corp.                        2,900        21,605(a)
Comverse Technology Inc.               1,600        29,024(a)
Convergys Corp.                        1,200        18,240(a)
Corning Inc.                          11,000       122,980(a)
Dell Inc.                             21,300       716,106(a)
Electronic Arts Inc.                   2,500       134,900(a)
Electronic Data Systems Corp.          3,900        75,465
EMC Corp.                             20,262       275,766(a)
First Data Corp.                       7,450       314,092
Fiserv Inc.                            1,600        57,232(a)
Gateway Inc.                           3,000        15,840(a)
Hewlett-Packard Co.                   25,428       580,776
Intel Corp.                           53,900     1,466,080(h)
International Business
   Machines Corp.                     14,100     1,294,944(h)
Intuit Inc.                            1,600        71,808(a)
Jabil Circuit Inc.                     1,700        50,031(a)
JDS Uniphase Corp.                    12,000        48,840(a)
Kla-Tencor Corp.                       1,600        80,560(a)
Lexmark International Inc.
   (Class A)                           1,100       101,200(a)
Linear Technology Corp.                2,600        96,252
LSI Logic Corp.                        3,100        28,954(a)
Lucent Technologies Inc.              34,390       141,343(a,h)
Maxim Integrated Products              2,700       127,143
Mercury Interactive Corp.                700        31,360(a)
Micron Technology Inc.                 5,100        85,221(a)
Microsoft Corp.                       89,800     2,242,306(h)
Molex Inc.                             1,550        47,105
Motorola Inc.                         19,461       342,514
National Semiconductor Corp.           1,500        66,645(a)
NCR Corp.                                800        35,248(a)
Network Appliance Inc.                 2,900        62,205(a)
Novell Inc.                            3,200        36,416(a)
Novellus Systems Inc.                  1,200        38,148(a)
Nvidia Corp.                           1,300        34,437(a)
Oracle Corp.                          43,600       523,636(a)
Parametric Technology Corp.            2,500        11,300(a)
Paychex Inc.                           3,100       110,360
Peoplesoft Inc.                        3,100        57,319(a)
PerkinElmer Inc.                       1,200        24,828
PMC - Sierra Inc.                      1,500        25,455(a)
QLogic Corp.                             800        26,408(a)
Qualcomm Inc.                          6,700       445,014
Sabre Holdings Corp. (Class A)         1,128        27,986


--------------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Sanmina-SCI Corp.                      4,300   $    47,343(a)
Scientific-Atlanta Inc.                1,300        42,042
Siebel Systems Inc.                    4,100        47,191(a)
Solectron Corp.                        6,900        38,157(a)
Sun Microsystems Inc.                 26,800       111,488(a)
Sungard Data Systems Inc.              2,400        65,760(a)
Symantec Corp.                         2,600       120,380(a)
Symbol Technologies Inc.               1,800        24,840
Tektronix Inc.                           700        22,897
Tellabs Inc.                           3,300        28,479(a)
Teradyne Inc.                          1,500        35,745(a)
Texas Instruments Inc.                14,500       423,690
Thermo Electron Corp.                  1,400        39,592(a)
Unisys Corp.                           2,700        38,556(a)
Veritas Software Corp.                 3,500        94,185(a)
Waters Corp.                           1,000        40,840(a)
Xerox Corp.                            6,500        94,705(a)
Xilinx Inc.                            2,800       106,400(a)
Yahoo! Inc.                            5,500       267,245(a)
                                                14,741,063

MATERIALS -- 2.9%

Air Products & Chemicals Inc.          1,900        95,228
Alcoa Inc.                             7,284       252,682
Allegheny Technologies Inc.              800         9,680
Ball Corp.                               500        33,890
Bemis Co.                                800        20,800
Dow Chemical Co.                       7,694       309,914
Eastman Chemical Co.                     700        29,876
Ecolab Inc.                            2,200        62,766
EI Du Pont de Nemours & Co.            8,303       350,553
Engelhard Corp.                        1,100        32,879
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 1,600        62,544
Georgia-Pacific Corp.                  2,155        72,602
Great Lakes Chemical Corp.               500        11,925
Hercules Inc.                          1,000        11,480(a)
International Flavors &
   Fragrances Inc.                       800        28,400
International Paper Co.                3,975       167,984
Louisiana-Pacific Corp.                1,000        25,800
MeadWestvaco Corp.                     1,691        47,838
Monsanto Co.                           2,253        82,618
Newmont Mining Corp.                   3,600       167,868
Nucor Corp.                              700        43,036
Pactiv Corp.                           1,300        28,925(a)
Phelps Dodge Corp.                       800        65,328(a)
PPG Industries Inc.                    1,400        81,620
Praxair Inc.                           2,700       100,224
Rohm & Haas Co.                        1,800        71,712
Sealed Air Corp.                         700        34,811(a)
Sigma-Aldrich Corp.                      600        33,204
Temple-Inland Inc.                       500        31,670
United States Steel Corp.              1,000        37,270
Vulcan Materials Co.                     800        37,952
Weyerhaeuser Co.                       1,800       117,900
Worthington Industries                   800        15,336
                                                 2,576,315


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.4%

Alltel Corp.                           2,600  $    129,714
AT&T Corp.                             6,532       127,831
AT&T Wireless Services Inc.           22,709       309,069(a)
BellSouth Corp.                       15,200       420,888
CenturyTel Inc.                        1,200        32,988
Citizens Communications Co.            2,300        29,762(a)
Nextel Communications
   Inc. (Class A)                      9,200       227,516(a)
Qwest Communications
   International                      14,317        61,706(a)
SBC Communications Inc.               27,553       676,151(h)
Sprint Corp.-FON Group                 7,700       141,911
Sprint Corp.-PCS Group                 8,600        79,120(a)
Verizon Communications Inc.           22,966       839,178
                                                 3,075,834

UTILITIES -- 2.8%

AES Corp.                              5,100        43,503(a)
Allegheny Energy Inc.                  1,200        16,452(a)
Ameren Corp.                           1,500        69,135
American Electric Power
   Co. Inc.                            3,340       109,953
Calpine Corp.                          3,600        16,812(a)
Centerpoint Energy Inc.                2,500        28,575
Cinergy Corp.                          1,500        61,335
CMS Energy Corp.                       1,300        11,635(a)
Consolidated Edison Inc.               1,900        83,790
Constellation Energy Group Inc.        1,400        55,930
Dominion Resources Inc.                2,684       172,581
DTE Energy Co.                         1,400        57,610
Duke Energy Corp.                      7,500       169,500
Dynegy Inc. (Class A)                  3,400        13,464
Edison International                   2,700        65,583
El Paso Corp.                          4,983        35,429
Entergy Corp.                          1,900       113,050
Exelon Corp.                           2,775       191,114
FirstEnergy Corp.                      2,731       106,727
FPL Group Inc.                         1,500       100,275
KeySpan Corp.                          1,300        49,686
Kinder Morgan Inc.                     1,000        63,020
Nicor Inc.                               400        14,092
NiSource Inc.                          2,247        47,749
Peoples Energy Corp.                     300        13,395
PG&E Corp.                             3,500       101,395(a)
Pinnacle West Capital Corp.              800        31,480
PPL Corp.                              1,500        68,400
Progress Energy Inc.                   2,075        97,691
Public Service Enterprise
   Group Inc.                          2,000        93,960
Sempra Energy                          1,950        62,010
Southern Co.                           6,200       189,100
TECO Energy Inc.                       1,700        24,871

-----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


TXU Corp.                              2,700 $      77,382
Williams Cos. Inc.                     4,300        41,151
Xcel Energy Inc.                       3,315        59,040
                                                 2,556,875

TOTAL INVESTMENTS IN SECURITIES
   (COST $79,589,734)                           87,041,180

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                 2,512,681     2,512,681(l)
Money Market
   Obligations Trust                   1,231         1,231(d)

                                   PRINCIPAL
                                      AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT -- 0.2%
U.S. Treasury Bills
0.93%       6/10/04                 $200,000       199,637(d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,713,549)                             2,713,549


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.0)% *                                     (8,857)
                                               -----------

NET ASSETS-- 100%                              $89,745,872
                                               ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&P 500 Index Fund had the following long futures contracts open at March 31, 2004:

                               NUMBER      CURRENT
               EXPIRATION        OF        NOTIONAL      UNREALIZED
DESCRIPTION       DATE        CONTRACTS     VALUE       APPRECIATION
--------------------------------------------------------------------------------

S&P 500          June 2004       49       $2,756,005       $28,183



---------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                               VALUE EQUITY FUND
--------------------------------------------------------------------------------
Q&A

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE INSTITUTIONAL VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional Value Equity Fund advanced 13.14% for the six-month period. The S&P 500 benchmark increased 14.08% over the same period, while the Fund's Lipper peer group of 438 Large Cap Value funds returned 15.94%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. Our performance was hurt by our stock selection in Consumer Discretionary, Information Technology, Telecom Services and Health Care.

Q.  WHICH STOCKS HELPED PERFORMANCE? WHICH STOCKS HURT PERFORMANCE?

A. Not owning Amgen and being overweight in ConocoPhillips, AIG, Burlington Resources, Analog Devices and Deere helped our performance. On the other hand, being overweight in Comcast, Wyeth and Marsh & McLennan, and not owning Qualcomm, Bank One, AT&T Wireless or Motorola hurt our performance.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Since late 2003 we have believed that the pace of economic activity would pick up in the U.S. given the large amount of monetary and fiscal stimulus injected into the economy over the last couple of years. The quickening economic expansion would be accompanied by upward pressure on interest rates and inflation. As a consequence, we trimmed back investments in selected financial companies such as Wachovia Bank, American Express, and Marsh & McLennan; and eliminated our holding of AON Corp. We are concerned that in a rising interest rate environment financial assets would underperform the broad market. We added to our exposure in industrials and Energy stocks, as we believe they should benefit from the improving economy and an up tick in inflation. Occidental Petroleum was added to the portfolio (its depletion rates are slower than its peers) along with additions to Exxon Mobil, Burlington Resources, and Schlumberger. We added significantly to Tyco given the discount it trades relative to comparables. Within the Health Care sector, we added to non-pharmaceutical positions and initiated an investment in Wellpoint Health, an HMO company.


[REINHARDT PHOTO OMITTED]

PICTURED TO THE RIGHT:
PAUL C. REINHARDT

                                                               VALUE EQUITY FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[Line graph omitted -- plot points as follows:]

                  Value Equity Fund      S&P 500/BARRA Value          S&P 500
2/2/00                10,000.00               10,000.00              10,000.00
3/00                  10,550.00               10,371.35              10,788.83
9/00                  10,389.99               10,778.69              10,377.68
3/01                   9,588.65               10,235.03               8,431.20
9/01                   8,763.60                8,955.08               7,611.15
3/02                   9,807.11                9,812.82               8,448.53
9/02                   7,304.47                6,972.69               6,051.63
3/03                   7,575.65                7,243.56               6,356.85
9/03                   8,774.53                8,828.02               7,530.64
3/04                   9,927.70               10,442.63               8,590.85


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                        SIX      ONE     THREE     SINCE
                      MONTHS    YEAR      YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Value Equity Fund     13.14%   31.05%     1.17%    -0.17%        2/2/00
--------------------------------------------------------------------------------
S&P/BARRA             18.29%   44.16%     0.66%     1.04%
--------------------------------------------------------------------------------
S&P 500               14.08%   35.14%    -1.21%    -3.58%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $145,575
(in thousands) as of March 31, 2004

[Pie chart omitted -- plot points as follows:]

Financials 23.0%
Information Technology 14.0%
Industrials 11.4%
Consumer Staples 10.6%
Health Care 9.4%
Energy 8.8%
Consumer Discretionary 8.0%
Materials 5.5%
Short Term 4.0%
Telecommunication Services 2.7%
Utilities 2.5%

TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   Pfizer Inc.                                       3.76%
--------------------------------------------------------------------------------
   Citigroup Inc.                                    3.64%
--------------------------------------------------------------------------------
   Exxon Mobil Corp.                                 3.22%
--------------------------------------------------------------------------------
   American International Group Inc.                 2.90%
--------------------------------------------------------------------------------
   Microsoft Corp.                                   2.44%
--------------------------------------------------------------------------------
   Industrial Select Sector SPDR Fund                2.33%
--------------------------------------------------------------------------------
   PepsiCo Inc.                                      2.09%
--------------------------------------------------------------------------------
   Target Corp.                                      1.98%
--------------------------------------------------------------------------------
   International Business Machines Corp.             1.77%
--------------------------------------------------------------------------------
   ConocoPhillips                                    1.74%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                               VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.9%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.2%

Comcast Corp. (Class A Special)       36,396   $ 1,014,721(a)
Comcast Corp. (Class A)               12,399       356,347(a)
Family Dollar Stores Inc.              2,000        71,900
Gannett Co. Inc.                       4,400       387,816
Home Depot Inc.                       27,997     1,045,968
Liberty Media Corp. (Series A)        88,992       974,462(a)
Lowe's Cos. Inc.                       7,199       404,080
Omnicom Group                         11,999       962,920
Target Corp.                          63,994     2,882,290
Time Warner Inc.                      81,192     1,368,897(a)
Tribune Co.                           20,998     1,059,139
Viacom Inc. (Class B)                 22,004       862,777
Walt Disney Co.                        9,879       246,876
                                                11,638,193

CONSUMER STAPLES -- 11.0%

Altria Group Inc.                      6,799       370,206
Anheuser-Busch Cos. Inc.              26,517     1,352,367
Avon Products Inc.                     2,320       176,018
Clorox Co.                            35,997     1,760,613
Colgate-Palmolive Co.                 18,398     1,013,730
ConAgra Foods Inc.                     2,400        64,656
Costco Wholesale Corp.                15,399       578,386(a)
General Mills Inc.                    11,999       560,113
Kellogg Co.                            8,999       353,121
Kimberly-Clark Corp.                  23,998     1,514,274
Pepsi Bottling Group Inc.             12,999       386,720
PepsiCo Inc.                          56,395     3,036,871
Procter & Gamble Co.                  18,198     1,908,606
Wal-Mart Stores Inc.                  39,996     2,387,361(h)
                                                15,463,042

ENERGY -- 9.1%

Baker Hughes Inc.                     12,399       452,316
BP PLC. ADR                            5,999       307,149
Burlington Resources Inc.             23,998     1,526,993
ConocoPhillips                        36,197     2,526,913
Devon Energy Corp.                     7,159       416,296
EnCana Corp.                          31,997     1,379,711
Exxon Mobil Corp.                    112,709     4,687,567(h)
Nabors Industries Ltd.                11,199       512,354(a)
Occidental Petroleum Corp.             3,000       138,150
Schlumberger Ltd.                     13,719       875,958
                                                12,823,407

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 23.0%

Allstate Corp.                        31,997   $ 1,454,584
American Express Co.                  16,604       860,917(h)
American International
   Group Inc.                         59,212     4,224,776
Bank of America Corp.                 16,599     1,344,187(h)
Blackrock Inc. (Class A)              15,659       957,861
Chubb Corp.                            4,000       278,160
Citigroup Inc.                       102,621     5,305,506
Federal Home Loan
   Mortgage Corp.                     13,599       803,157
Federal National Mortgage Assoc.      29,206     2,171,466
FleetBoston Financial Corp.           21,318       957,178
Franklin Resources Inc.                2,400       133,632
Hartford Financial Services
   Group Inc.                         18,598     1,184,693
JP Morgan Chase & Co.                 27,997     1,174,474
Lincoln National Corp.                13,998       662,385
Marsh & McLennan Cos. Inc.            16,838       779,599
Mellon Financial Corp.                39,996     1,251,475
Morgan Stanley                        27,397     1,569,848
Prudential Financial Inc.             17,398       779,082
SLM Corp.                             11,999       502,158
State Street Corp.                    16,998       886,106(e)
SunTrust Banks Inc.                    4,000       278,840
US Bancorp                            49,995     1,382,362
Wachovia Corp.                        22,598     1,062,106
Waddell & Reed Financial Inc.
   (Class A)                          10,999       269,695
Wells Fargo & Co.                     39,996     2,266,573
                                                32,540,820

HEALTH CARE -- 9.7%

Abbott Laboratories                   43,836     1,801,660(h)
Cardinal Health Inc.                  13,999       964,531
Cigna Corp.                            4,000       236,080
HCA Inc.                               9,959       404,535
Johnson & Johnson                     40,408     2,049,494
Pfizer Inc.                          155,985     5,467,274
UnitedHealth Group Inc.               12,199       786,104
WellPoint Health Networks              6,200       705,064(a)
Wyeth                                 34,597     1,299,117
                                                13,713,859

INDUSTRIALS -- 9.4%

Avery Dennison Corp.                   7,999       497,618
Burlington Northern
   Santa Fe Corp.                     27,197       856,706
Caterpillar Inc.                       4,000       316,280
Danaher Corp.                            800        74,696
Deere & Co.                           18,838     1,305,662
Eaton Corp.                           12,599       707,938
Emerson Electric Co.                   7,999       479,300
General Dynamics Corp.                14,399     1,286,263
Honeywell International Inc.          23,998       812,332


--------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                               VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lockheed Martin Corp.                 14,399 $     657,170
3M Co.                                 8,802       720,620
Northrop Grumman Corp.                14,399     1,417,150
Pitney Bowes Inc.                     12,599       536,843
Rockwell Collins Inc.                 11,999       379,288
Tyco International Ltd.               26,798       767,763
Union Pacific Corp.                   14,199       849,384
United Technologies Corp.             18,204     1,571,005
                                                13,236,018

INFORMATION TECHNOLOGY -- 14.5%

Analog Devices Inc.                   36,996     1,776,178(h)
Applied Materials Inc.                42,196       902,151(a)
BMC Software Inc.                     38,996       762,372(a)
Certegy Inc.                           5,599       196,077
Cisco Systems Inc.                    55,995     1,317,002(a)
Dell Inc.                             33,597     1,129,531(a,h)
EMC Corp.                             35,997       489,919(a)
First Data Corp.                      44,556     1,878,481
Hewlett-Packard Co.                   34,597       790,196
Intel Corp.                           71,993     1,958,210
International Business
   Machines Corp.                     27,997     2,571,245
Intuit Inc.                            5,000       224,400(a)
Microsoft Corp.                      141,986     3,545,390
Oracle Corp.                         115,989     1,393,028(a)
Texas Instruments Inc.                19,798       578,498
Unisys Corp.                          67,994       970,954(a)
                                                20,483,632

MATERIALS -- 5.6%

Alcoa Inc.                            27,997       971,216
Barrick Gold Corp.                    33,397       794,181
Dow Chemical Co.                      10,719       431,761
EI Du Pont de Nemours & Co.            7,279       307,319
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                10,903       426,198
MeadWestvaco Corp.                     8,599       243,266
Newmont Mining Corp.                  18,198       848,573
Praxair Inc.                          31,597     1,172,881
Rayonier Inc.                         10,020       437,974
Rohm & Haas Co.                       19,998       796,720
Weyerhaeuser Co.                      22,998     1,506,369
                                                 7,936,458

TELECOMMUNICATION SERVICES -- 2.8%

AT&T Corp.                            23,518       460,247
SBC Communications Inc.               31,997       785,206
Verizon Communications Inc.           54,795     2,002,209
Vodafone Group PLC. ADR               29,997       716,928
                                                 3,964,590

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES -- 2.6%

American Electric Power Co. Inc.       4,800  $    158,016
Dominion Resources Inc.               22,798     1,465,911
Entergy Corp.                         10,799       642,541
Exelon Corp.                          13,999       964,111
PG&E Corp.                             2,800        81,116(a)
Public Service Enterprise
   Group Inc.                          7,399       347,605
                                                 3,659,300

TOTAL COMMON STOCK
   (COST $119,511,534)                         135,459,319


--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.0%
--------------------------------------------------------------------------------

Industrial Select Sector
   SPDR Fund                         128,300     3,388,403(j)
Financial Select Sector
   SPDR Fund                          28,313       832,402(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $4,142,001)                             4,220,805

TOTAL INVESTMENTS IN SECURITIES
    (COST $123,653,535)                        139,680,124


--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                 1,574,167     1,574,167(l)
State Street Navigator
   Securities Lending
   Prime Portfolio                 4,320,568     4,320,568(e,m)

TOTAL SHORT - TERM INVESTMENTS
   (COST $5,894,735)                             5,894,735

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET (3.1%)                           (4,435,696)
                                              ------------
NET ASSETS-- 100%                             $141,139,163
                                              ============

----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

RALPH E. WHITMAN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP VALUE EQUITY FUND (SINCE OCTOBER 2000). HE JOINED GE ASSET MANAGEMENT IN 1987 AS AN EQUITY ANALYST. HE BECAME VICE PRESIDENT FOR U.S. EQUITY INVESTMENTS IN 1995 AND SENIOR VICE PRESIDENT FOR U.S. EQUITY PORTFOLIOS IN 1998. HE HOLDS AN MS DEGREE FROM THE MIT SLOAN SCHOOL OF MANAGEMENT, A BA IN MATHEMATICS FROM HAMILTON COLLEGE AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE INSTITUTIONAL MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTHS ENDED MARCH 31, 2004?

A. The GE Institutional Mid-Cap Value Equity Fund returned 15.87% for the six-month period ended March 31, 2004 while the Russell Mid-Cap Value Index, the Fund's benchmark, returned 21.37%. The Fund's Lipper peer group of 209 Mid Cap Value funds returned an average of 20.65% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The Mid-Cap Value Equity Fund underperformed its benchmark mainly due to the performance of certain holdings within the Information Technology, Financial, Consumer Discretionary and Materials sectors. Our Information Technology sector was hurt by the strong stock performance of speculative names such as Lucent, which we did not own, and poor performance by Molex and Unisys. Within Financials, large holdings Zion Bancorp and M&T were affected by profit taking after outperforming for most of 2003 while our underweighting in Countrywide Financial detracted from performance. Consumer discretionary underperformance was driven by disappointing results from the New York Times along with an underweight position in satellite radio stocks. Our industry allocation within the Materials sector contributed to the Fund's underperformance as packaging stocks Sealed Air and Pactiv were affected by higher raw material cost concerns, while Bowater, a newsprint and paper manufacturer, faced concerns about the pace of economic recovery and an inability to raise prices as quickly as the market had been expecting.

    On the positive side, solid stock selection in Information Technology, Health Care, Staples and Consumer Discretionary benefited the Fund. Within Information Technology, BMC Software and Thermo Electron were up due to better fundamental outlooks. Meanwhile, Caremark Rx's stock was up after posting strong results. RJ Reynolds Tobacco benefited from its announced transaction with BAT as well as tobacco litigation fears subsiding. Federated and Neiman Marcus continued to perform well due to leverage to an improving economy.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continue to focus on investing in attractively valued companies with solid earnings prospects, strong market share and superior long-term fundamentals. New companies being purchased in the Fund must be priced reasonably based on their earnings outlook in comparison to the market, as well as to the relevant peer group.

Q.  WHICH INVESTMENTS STAND OUT?

A. Economically sensitive sectors, including Financials, Consumer Discretionary and Technology were a major focus of investors over the past six months. Certain consumer staple stocks also performed well. The Fund's performance benefited from these trends. Within Consumer Staples, RJ Reynolds returned 58%, Pepsi Bottling rose 45% and Tyson Foods increased 28%. Financials such as Torchmark rose 33%, while Legg Mason continued to perform well, up 29%. REIT (Real Estate Investment Trust) stocks benefited from attractive yields as Plum Creek Timber, Maguire Properties, Vornado Realty and Boston Properties were up 31%, 29%, 28% and 28%, respectively. Strong stock picks in the Consumer Discretionary sector include Sherwin-Williams, up 32%, Federated Department Stores, up 30%, and Neiman Marcus, up 30%. In the Information Technology sector, our investment BMC Software returned 40%, while Arrow Electronics and Thermo Electron were up 38% and 30%, respectively.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the six months, we have made modest changes to the Fund in several areas. We continue to narrow our big sector bets and position the portfolio for an economic recovery by selectively taking profits in the over-weighted Energy and Health Care sectors, while adding to positions in the under-weighted Consumer Discretionary and Financial sectors. We have also increased slightly our weighting in Consumer Staples by increasing our position in Safeway after taking some profits in Reynolds. To capture the extraordinary yields available in Real Estate Investment Trusts, we added to our holdings in this industry.


PICTURED TO THE LEFT:
RALPH E. WHITMAN

[PHOTO OMITTED]

                                                       MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                 Mid-Cap Value Equity Fund         Russell Mid Cap Value Index
12/31/98                 10,000.00                          10,000.00
3/99                     10,120.00                           9,689.90
9/99                      9,910.00                           9,628.95
3/00                     10,906.33                          10,088.24
9/00                     10,936.65                          10,866.29
3/01                     11,314.67                          11,483.25
9/01                     10,425.22                          10,871.61
3/02                     12,585.34                          13,141.63
9/02                      9,583.23                          10,281.23
3/03                      9,627.21                          10,561.07
9/03                     11,912.72                          13,189.39
3/04                     13,803.19                          16,008.54

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                   SIX        ONE    FIVE      SINCE
                  MONTHS     YEAR    YEAR    INCEPTION    COMMENCEMENT
--------------------------------------------------------------------------------
Mid-Cap Value
   Equity Fund    15.78%    43.38%    6.40%     6.33%        12/31/98
--------------------------------------------------------------------------------
Russell Midcap
   Value Index    21.37%    51.58%   10.56%     9.38%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.


SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $18,125
(in thousands) as of March 31, 2004

[Pie chart omitted -- plot points as follows:]

Financials 26.2%
Industrials 14%
Information Technology 12.1%
Consumer-Discretionary 10.3%
Utilities 9%
Materials 8.3%
Energy 5.6%
Health Care 5.2%
Short-Term 4.9%
Consumer-Staples 3.5%
Telecommunication Services 0.9%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   Federated Department Stores                       2.75%
--------------------------------------------------------------------------------
   Republic Services Inc.                            2.69%
--------------------------------------------------------------------------------
   Banknorth Group Inc.                              2.43%
--------------------------------------------------------------------------------
   Old Republic International Corp.                  2.14%
--------------------------------------------------------------------------------
   ConocoPhillips                                    1.76%
--------------------------------------------------------------------------------
   Torchmark Corp.                                   1.75%
--------------------------------------------------------------------------------
   Thermo Electron Corp.                             1.73%
--------------------------------------------------------------------------------
   Hartford Financial Services Group Inc.            1.71%
--------------------------------------------------------------------------------
   Molex Inc. (Class A)                              1.69%
--------------------------------------------------------------------------------
   Burlington Northern Santa Fe Corp.                1.69%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       MID-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.3%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.4%

Brinker International Inc.               722   $    27,385(a)
Delphi Corp.                          10,952       109,082
Entercom Communications Corp.          2,069        93,664(a)
Federated Department Stores            9,218       498,233
Interpublic Group of Cos. Inc.         5,880        90,434(a)
Jones Apparel Group Inc.               4,303       155,554
Lear Corp.                             2,943       182,348
Marriott International Inc.
   (Class A)                           1,388        59,059
Michaels Stores Inc.                   2,776       134,969
Neiman-Marcus Group Inc.
   (Class A)                           3,832       206,698
New York Times Co. (Class A)           3,748       165,662
Regal Entertainment Group
   (Class A)                           2,685        59,016(j)
Sherwin-Williams Co.                   2,057        79,051
                                                 1,861,155

CONSUMER STAPLES -- 3.5%

Clorox Co.                             2,082       101,831
Kroger Co.                             8,818       146,732(a)
Pepsi Bottling Group Inc.              1,822        54,205
RJ Reynolds Tobacco Holdings Inc.      2,498       151,129(j)
Safeway Inc.                           3,748        77,134(a)
Tyson Foods Inc. (Class A)             5,559       100,340
                                                   631,371

ENERGY -- 5.6%

ConocoPhillips                         4,581       319,800
Devon Energy Corp.                     2,776       161,424
ENSCO International Inc.               5,913       166,569
Pioneer Natural Resources Co.          2,360        76,228
Valero Energy Corp.                    2,082       124,837
Weatherford International Ltd.         3,775       158,663(a)
                                                 1,007,521

FINANCIALS -- 26.5%

Apartment Investment &
    Management Co.
   (Class A) (REIT)                    6,940       215,765
Astoria Financial Corp.                2,776       105,571
Banknorth Group Inc.                  12,944       440,614
Boston Properties Inc. (REIT)          2,082       113,073
City National Corp.                    2,360       141,364
Cullen/Frost Bankers Inc.                958        40,964
AG Edwards Inc.                        3,054       119,472



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Equity Residential (REIT)              5,552  $    165,727
Everest Re Group Ltd.                  2,082       177,886
Hartford Financial Services
   Group Inc.                          4,858       309,455
Kimco Realty Corp. (REIT)                902        45,984
Legg Mason Inc.                        1,388       128,779
M&T Bank Corp.                         2,011       180,688
Maguire Properties Inc. (REIT)         6,479       165,862
MBIA Inc.                              1,388        87,028
National Commerce Financial
   Corp.                               6,940       198,553
Nationwide Financial Services
   (Class A)                           4,164       150,112
North Fork Bancorporation Inc.         4,059       171,777
Old Republic International Corp.      15,759       387,041
Plum Creek Timber Co. Inc.
   (REIT)                              3,470       112,706
Public Storage Inc. (REIT)             2,776       135,080
SouthTrust Corp.                       5,552       184,104
Stancorp Financial Group Inc.            557        36,344
Torchmark Corp.                        5,903       317,522
Vornado Realty Trust (REIT)            2,082       125,919
Waddell & Reed Financial Inc.
   (Class A)                           8,578       210,333
Zions Bancorp                          4,858       277,878
                                                 4,745,601

HEALTH CARE -- 5.3%

AmerisourceBergen Corp.                4,164       227,688
Caremark Rx Inc.                       5,613       186,632(a)
Manor Care Inc.                        7,019       247,701
Millennium Pharmaceuticals Inc.        1,369        23,136(a)
Oxford Health Plans                      691        33,755
Tenet Healthcare Corp.                 8,328        92,941(a)
Watson Pharmaceuticals Inc.            3,166       135,473(a)
                                                   947,326

INDUSTRIALS -- 14.2%

AGCO Corp.                             4,164        86,236(a)
Allete Inc.                            5,552       194,820
Burlington Northern
   Santa Fe Corp.                      9,716       306,054
Dover Corp.                            5,959       231,030
Harsco Corp.                             589        26,800
Jacobs Engineering Group Inc.          2,082        92,857(a)
L-3 Communications
   Holdings Inc.                       1,292        76,848
Pitney Bowes Inc.                      4,858       206,999
Republic Services Inc.                18,044       488,451
Textron Inc.                           5,307       282,067
United Defense Industries Inc.         7,634       242,685(a)
Viad Corp.                            12,613       304,856
                                                 2,539,703

-------------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       MID-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.2%

Advanced Fibre
   Communications Inc.                 6,581   $   144,979(a)
Arrow Electronics Inc.                 5,224       133,003(a)
BMC Software Inc.                      6,246       122,109(a)
Computer Sciences Corp.                4,069       164,103(a)
Comverse Technology Inc.                 687        12,462(a)
Intersil Corp. (Class A)               2,782        62,011
Manhattan Associates Inc.                360        10,008(a)
Mettler Toledo International Inc.      5,847       259,607(a)
Micron Technology Inc.                   598         9,993(a)
Molex Inc. (Class A)                  11,798       307,220
Novellus Systems Inc.                  2,082        66,187(a)
Peoplesoft Inc.                        2,738        50,626(a)
Siebel Systems Inc.                    2,054        23,642(a)
Storage Technology Corp.               1,369        38,099(a)
Sycamore Networks Inc.                 3,476        14,182(a)
Thermo Electron Corp.                 11,104       314,021(a)
3Com Corp.                            11,048        77,999(a)
Unisys Corp.                          20,820       297,310(a)
Vishay Intertechnology Inc.            3,813        81,369(a)
                                                 2,188,930

MATERIALS -- 8.4%

Arch Coal Inc.                         1,369        42,973
Bowater Inc.                           3,331       145,332
Cabot Corp.                            4,675       153,340
Lubrizol Corp.                         2,776        87,416
Martin Marietta Materials Inc.         3,534       163,129
Newmont Mining Corp.                   1,369        63,836
Pactiv Corp.                           6,542       145,560(a)
Peabody Energy Corp.                   1,832        85,206
PPG Industries Inc.                    2,082       121,381
Praxair Inc.                           5,718       212,252
Rohm & Haas Co.                        3,352       133,544
Sealed Air Corp.                       3,000       149,190(a)
                                                 1,503,159

TELECOMMUNICATION SERVICES -- 1.0%

Qwest Communications
   International                       6,940        29,911(a)
Telephone & Data Systems Inc.          1,982       140,464
                                                   170,375

UTILITIES -- 9.2%

Ameren Corp.                             821        37,840
Consolidated Edison Inc.                 691        30,473
DTE Energy Co.                         3,690       151,844
Entergy Corp.                          2,082       123,879
FirstEnergy Corp.                      5,552       216,972
KeySpan Corp.                          1,294        49,457
OGE Energy Corp.                      11,104       293,590
Pepco Holdings Inc.                    8,093       165,421
PG&E Corp.                               587        17,005(a)



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Public Service Enterprise
   Group Inc.                          2,082  $     97,812
SCANA Corp.                            6,060       214,221
TECO Energy Inc.                       4,107        60,085(j)
Wisconsin Energy Corp.                 5,552       178,497
                                                 1,637,096

TOTAL INVESTMENTS IN SECURITIES -- 96.3%
   (COST $14,197,665)                           17,232,237


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 5.0%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                   620,608       620,608(l)
State Street Navigator Security
   Lending Prime Portfolio           272,335       272,335(e,m)
   (COST $892,943)                                 892,943

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (1.3)%                                     (227,366)
                                               -----------

NET ASSETS-- 100%                              $17,897,814
                                               ===========

----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

Q&A

                                                     SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") IS SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND. PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUNDS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

Q. HOW DID THE GE INSTITUTIONAL SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional Small-Cap Value Equity Fund advanced 21.54% for the six-month period. The Russell 2000 Index benchmark increased 21.67% over the same period, while the Fund's Lipper peer group of 544 Small Cap Core funds returned 21.79%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Signals of a reversion to rationality are apparent as companies with more substantial valuation metrics regain effectiveness. Recent data indicates to us that the returns of highly speculative issues have tempered. Small Caps continued their lead through the first quarter but in a reversal of last year's trend, the mid-to-larger capped small cap stocks outperformed the micro-caps. Last year's strong returns posted by the "non-earnings" stories in the Russell 2000 Index dissipated in the first quarter.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. Through most of 2003, the Russell 2000 Index was driven by micro-caps, low priced stocks, and speculative, lower quality companies. These factors are contrary to our strategy of investing for the long-term in companies with strong valuation metrics. The first quarter of 2004 has indicated to us that last year's trends have reversed and the market's advance has broadened to other, less speculative groups.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. The Fund carried a lower average relative exposure in the Consumer Discretionary, Consumer Staples, Financials, and Utilities sectors. The lower relative sector exposure contributed slightly to return over the six months. The Fund had no holdings in the Telecomm Services sector, which added 17 basis points. The higher relative allocation in the Energy and Materials sectors added 44 basis points to return. The higher allocation in the Industrials and Information Technology sectors detracted 31 basis points from the total return. Collectively, the sector allocation added 40 basis points to total return during the six months.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK OVER THE LAST SIX MONTHS?

A. The Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include small reductions in the Consumer Staples, Materials and Health Care sectors and an increase in the Consumer Discretionary and Energy sectors. We reduced the exposure to Consumer Staples because of the questionable near term outlook for fresh meat products following the BSE news. Profit taking and realignment of positions lowered our exposure to Materials and Health Care slightly. Our exposure to the Consumer Discretionary sector increased by 3.7% over the 6 month period as the outlook and results in specialty and apparel retailers within the sector provided strong results.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last 6 months were: Noven Pharmaceuticals (+147 bps), IKON Office Solutions (+93 bps), and Massey Energy (+86 bps). The common theme remains: catalyst for profitability, cash flow and cash earnings. Among the detractors were Cray Computers (-38 bps), Intervideo (-30 bps) and Centillium Communications (-29 bps). Despite leadership positions and strong niche products in their respective industry groups, these companies experienced execution difficulties.

                                                     SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                  Small-Cap Value Equity Fund                  Russell 2000
8/3/98                     10,000.00                             10,000.00
9/98                        8,910.00                              8,689.02
3/99                        8,680.73                              9,553.26
9/99                       10,155.95                             10,338.27
3/00                       13,319.90                             13,112.56
9/00                       13,051.23                             12,772.28
3/01                       13,285.99                             11,119.37
9/01                       13,713.48                             10,071.48
3/02                       16,272.03                             12,689.21
9/02                       13,284.89                              9,144.80
3/03                       12,327.48                              9,274.00
9/03                       14,662.24                             12,487.81
3/04                       17,820.80                             15,193.66


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                          SIX      ONE    THREE    SINCE
                        MONTHS    YEAR    YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
 Small-Cap Value
  Equity Fund           21.54%   44.56%   10.28%   10.75%        8/3/98
--------------------------------------------------------------------------------
Russell 2000            21.67%   63.83%   10.97%    7.66%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $181,003
(in thousands) as of March 31, 2004

[Pie chart omitted -- plot points as follows:]

Technology 24.7%
Short - Term 19.1%
Consumer - Discretionary 15.3%
Financial Services 12.5%
Healthcare 10.4%
Materials & Processing 5.6%
Energy 4.3%
Real Estate Investment Trust 2.9%
Autos & Transportation 1.7%
Producer Durables 1.3%
Broadcast/Cable 1.2%
Utilities 1%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   Noven Pharmaceuticals Inc.                       1.46%
--------------------------------------------------------------------------------
   Advanced Medical Optics Inc.                     1.37%
--------------------------------------------------------------------------------
   Woodward Governor Co.                            1.37%
--------------------------------------------------------------------------------
   Veritas DGC Inc.                                 1.36%
--------------------------------------------------------------------------------
   PerkinElmer Inc.                                 1.34%
--------------------------------------------------------------------------------
   Webster Financial Corp.                          1.28%
--------------------------------------------------------------------------------
   Genesee & Wyoming Inc. (Class A)                 1.27%
--------------------------------------------------------------------------------
   Waddell & Reed Financial Inc. (Class A)          1.25%
--------------------------------------------------------------------------------
   Quantum Corp.                                    1.24%
--------------------------------------------------------------------------------
   Tommy Hilfiger Corp.                             1.22%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                     SMALL-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.5%+
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 2.0%

Fleetwood Enterprises Inc.            60,100  $    738,028(a,j)
Genesee & Wyoming Inc.
   (Class A)                          93,000     2,297,100(a,j)
                                                 3,035,128

BROADCAST/CABLE -- 1.4%

Citadel Broadcasting Corp.            44,800       781,760(a)
Cumulus Media Inc. (Class A)          37,400       747,626(a)
Regent Communications Inc.           101,700       662,067(a,j)
                                                 2,191,453

CONSUMER - DISCRETIONARY -- 17.9%

Alliance Gaming Corp.                 42,200     1,355,886(a)
American Eagle Outfitters             57,200     1,542,112(a)
Ameristar Casinos Inc.                45,500     1,535,580(a,j)
Catalina Marketing Corp.              75,100     1,456,189(a)
Chiquita Brands
   International Inc.                 65,300     1,361,505(a,j)
Comfort Systems USA Inc.             122,600       885,172(a)
Dave & Buster's Inc.                  87,000     1,309,350(a,j)
Gymboree Corp.                        49,800       835,146(a,j)
IKON Office Solutions Inc.           135,100     1,729,280
Kenneth Cole Productions Inc.
   (Class A)                          42,600     1,452,660(j)
Linens `n Things Inc.                 60,300     2,135,223(a)
NCO Group Inc.                        32,200       752,514(a,j)
Smithfield Foods Inc.                 13,900       376,968(a)
Source Interlink Cos. Inc.            19,200       240,000(a)
Spherion Corp.                       176,100     1,801,503(a)
Talbots Inc.                          32,300     1,155,694
Tommy Hilfiger Corp.                 129,800     2,206,600(a)
Triarc Cos. (Class A)                 45,000       492,300(j)
Triarc Cos. (Class B)                 74,100       812,136(j)
Viad Corp.                            59,800     1,445,366
Warnaco Group Inc.                   104,100     2,091,369(a)
Wet Seal Inc. (Class A)               93,300       769,725(a,j)
                                                27,742,278

ENERGY -- 5.1%

Key Energy Services Inc.             136,600     1,502,600(a)
Massey Energy Co.                     74,900     1,653,043
Oil States International Inc.        114,100     1,533,504(a,j)
Spinnaker Exploration Co.             33,900     1,217,688(a,j)
Westport Resources Corp.              59,400     1,959,606(a)
                                                 7,866,441

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 14.5%

AG Edwards Inc.                       19,900  $    778,488
Cullen/Frost Bankers Inc.             35,800     1,530,808
Greater Bay Bancorp                   69,400     2,029,950(j)
HCC Insurance Holdings Inc.           11,300       365,329
Hilb Rogal & Hamilton Co.             19,700       750,570
Interactive Data Corp.                41,300       734,314(a)
Kronos Inc.                           23,800       774,214(a)
Piper Jaffray Cos.                    16,400       888,060(a)
Platinum Underwriters
   Holdings Ltd.                      45,500     1,458,275(j)
Provident Bankshares Corp.            48,100     1,509,378
Raymond James Financial Inc.          68,850     1,710,922
Sandy Spring Bancorp Inc.             28,200     1,023,096(j)
Sky Financial Group Inc.              62,100     1,611,495
Sterling Bancorp                      49,000     1,428,350
Waddell & Reed Financial Inc.
   (Class A)                          92,100     2,258,292
Webster Financial Corp.               45,600     2,312,376
Westamerica Bancorp                   27,500     1,387,650
                                                22,551,567

HEALTHCARE -- 12.2%

Advanced Medical Optics Inc.         101,900     2,486,360(a,j)
Axcan Pharma Inc.                     66,700     1,271,302(a,j)
Centene Corp.                         69,950     2,139,770(a,j)
Charles River Laboratories
   International Inc.                 44,200     1,893,970(a)
Computer Programs &
   Systems Inc.                       20,800       395,200(j)
Medical Action Industries Inc.        75,100     1,535,044(a,j)
Nabi Biopharmaceuticals              104,600     1,626,530(a,j)
Noven Pharmaceuticals Inc.           123,500     2,651,545(a)
Protein Design Labs Inc.              68,400     1,629,288(a)
Salix Pharmaceuticals Ltd.            57,300     1,662,846(a,j)
Vicuron Pharmaceuticals Inc.          68,200     1,551,550(a)
                                                18,843,405

MATERIALS & PROCESSING -- 6.6%

Cambrex Corp.                         44,400     1,194,360
EMCOR Group Inc.                      17,300       634,910(a)
Harsco Corp.                          42,400     1,929,200
Mueller Industries Inc.               49,600     1,685,904
Olin Corp.                            87,900     1,569,015
Packaging Corp. of America            83,000     1,872,480
Spartech Corp.                        50,900     1,267,410
                                                10,153,279

PRODUCER DURABLES -- 1.5%

Champion Enterprises Inc.             72,500       768,500(a,j)
Manitowoc Co.                         52,700     1,558,866
                                                 2,327,366


------------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                     SMALL-CAP VALUE EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 3.4%

CarrAmerica Realty Corp.
   (REIT)                             24,500  $    830,550
Cedar Shopping Centers Inc.           67,000       950,730(j)
Federal Realty Invs Trust (REIT)      39,000     1,801,800
Gables Residential Trust (REIT)       22,200       804,750(j)
Omega Healthcare Investors Inc.       80,800       878,296
                                                 5,266,126

TECHNOLOGY -- 28.8%

Amkor Technology Inc.                 78,600     1,149,918(a)
Apogee Enterprises Inc.               74,700       921,051(j)
Ceridian Corp.                        56,900     1,121,499(a)
CommScope Inc.                        93,000     1,548,450(a)
Diversa Corp.                        103,100       913,466(a,j)
Drexler Technology Corp.              99,700     1,365,890(a,j)
DRS Technologies Inc.                 61,900     1,731,962(a)
Information Holdings Inc.             37,000       762,940(a)
Intergraph Corp.                      45,200     1,092,936(a)
Intermagnetics General Corp.          47,400     1,256,100(a,j)
Intevac Inc.                          47,100       485,130(a,j)
Itron Inc.                            40,100       746,261(a,j)
Micros Systems Inc.                   28,300     1,277,745(a)
Mobility Electronics Inc.            100,300       912,630(a,j)
Network Associates Inc.               85,800     1,544,400(a)
Omnivision Technologies Inc.          57,600     1,573,056(a,j)
Parametric Technology Corp.          164,700       744,444(a)
Park Electrochemical Corp.            63,000     1,593,900
PerkinElmer Inc.                     117,200     2,424,868
Photon Dynamics Inc.                  53,700     1,752,231(a)
Quantum Corp.                        608,800     2,252,560(a)
Rudolph Technologies Inc.             65,500     1,226,815(a)
Semitool Inc.                         69,000       879,060(a)
Semtech Corp.                         66,000     1,506,780(a)
SonicWALL Inc.                       210,200     1,874,984(a,j)
Teledyne Technologies Inc.            55,800     1,043,460(a)
Tessera Technologies Inc.             19,700       360,510(a,j)
Varian Inc.                           53,300     2,141,061(a)
Veritas DGC Inc.                     119,100     2,465,370(a,j)
Vishay Intertechnology Inc.           73,200     1,562,088(a)
Woodward Governor Co.                 39,000     2,485,860(j)
Zoran Corp.                          111,869     1,942,046(a,j)
                                                44,659,471

UTILITIES -- 1.1%

Black Hills Corp.                     54,500     1,736,915

TOTAL INVESTMENT IN SECURITIES
   (COST $126,891,546)                         146,373,429

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES -- 22.4%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                 7,753,749 $   7,753,749(l)
State Street Navigator Securities
   Lending Prime Portfolio        26,876,000    26,876,000(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $34,629,749)                           34,629,749

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (16.9)%                                 (26,166,860)
                                              ------------

NET ASSETS-- 100%                             $154,836,318
                                              ============

-------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Q&A

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE GE INSTITUTIONAL INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional International Equity Fund advanced 20.46% for the Investment Class shares and 20.40% for the Service Class shares for the six-month period ended March 31, 2004. The MSCI EAFE benchmark advanced 22.16% over the same period, while the Fund's Lipper peer group of 874 International funds returned 20.77%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The strength seen in much of 2003 carried through to the first quarter of 2004, although at a more modest level. The increasing evidence of a robust U.S. recovery is bolstering international markets, even though the mix has changed in the most recent quarter. Europe has slipped while Japan has rebounded strongly; the UK remained firm and Emerging Markets continue to contribute strongly.

Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. The Dollar's weakening trend is slowing as the U.S. economy picks up. The fragility of business and consumer confidence is exposed by the Madrid bombing in March, a terrorist event that had broad political overtones.

Q.  WHICH STOCKS HELPED PERFORMANCE? WHICH STOCKS HURT PERFORMANCE?

A. Strong returns ranging from 15.1% to 24.95%. Utilities (defensive) and Industrials (cyclical) were the best performers and Health Care and Consumer Staples (both defensive) the worst. The portfolio's top 5 performers came from 5 different sectors, illustrating the importance of stock picking over passive allocation. BHP Billiton (mining), Samsung Electronics, Smith & Nephew (healthcare), Embraer (aerospace) and Total (energy) made the largest contributions to return, reflecting, for the most part, growing confidence in the global recovery. The portfolio's worst performers were equally eclectic: Taiwan Semiconductor (driven by political turmoil in Taiwan) and Johnson Electric (perceived weakness in China) were the 2 worst performers, joined by stocks in Health Care, Financials and Consumer Staples. Major new positions were added in European Autos, Energy (gas), Telecom Equipment, Materials and Insurance. Eliminations included selected Energy, Healthcare and Industrial positions, sold because of valuation targets being reached or deterioration of company fundamentals.

PICTURED TO THE LEFT:
RALPH R. LAYMAN

[PHOTO OMITTED]

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

Investment Class Shares

[Line graph omitted -- plot points as follows:]

                        International Equity Fund                  MSCI EAFE
11/25/97                        10,000.00                          10,000.00
3/98                            12,027.37                          11,571.01
9/98                            10,066.17                          10,031.47
3/99                            12,472.12                          12,272.45
9/99                            13,035.72                          13,136.61
3/00                            16,497.03                          15,351.60
9/00                            14,551.12                          13,554.35
3/01                            12,345.92                          11,379.24
9/01                            10,290.32                           9,665.57
3/02                            11,488.20                          10,392.19
9/02                             8,644.21                           8,164.62
3/03                             8,322.40                           7,978.80
9/03                            10,808.97                          10,289.64
3/04                            13,020.57                          12,569.67

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                         SIX      ONE     FIVE     SINCE
                        MONTHS    YEAR    YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
International
   Equity Fund          20.46%   56.45%   0.86%    4.24%       11/25/97
--------------------------------------------------------------------------------
MSCI EAFE               22.16%   57.54%   0.48%    3.68%
--------------------------------------------------------------------------------

SERVICE CLASS SHARES

[Line graph omitted -- plot points as follows:]

                       International Equity Fund                    MSCI EAFE
1/3/01                         10,000.00                            10,000.00
3/01                            8,821.46                             8,626.76
6/01                            8,900.62                             8,513.11
9/01                            7,343.89                             7,327.60
12/01                           8,109.06                             7,838.61
3/02                            8,180.19                             7,878.46
6/02                            7,913.45                             7,711.48
9/02                            6,144.04                             6,189.71
12/02                           6,476.88                             6,589.13
3/03                            5,908.57                             6,048.84
6/03                            7,189.51                             7,214.36
9/03                            7,667.61                             7,800.71
12/03                           9,076.84                             9,132.97
3/04                            9,231.93                             9,529.24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                         SIX     ONE     THREE    SINCE
                        MONTHS   YEAR     YEAR  INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
International
   Equity Fund          20.40%   56.25%   1.53%   -2.43%       1/3/01
--------------------------------------------------------------------------------
MSCI EAFE               22.16%   57.54%   3.37%   -1.47%
--------------------------------------------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies located in developed and developing countries other than the United States.

REGIONAL ALLOCATION AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $598,732
(in thousands) as of March 31, 2004


[Pie chart omitted -- plot points as follows:]

Continental Europe 35.2%
Short-Term 22.7%
United Kingdom 16.6%
Japan 11.3%
Emerging Asia 6.4%
Latin America 3.6%
Canada 2.5%
Emerging Europe 1.1%
Pacific Basin ex Japan 0.6%


TEN LARGEST HOLDINGS AS OF
MARCH 31, 2004 as a % of Market Value
--------------------------------------------------------------------------------
   Total S.A. (Series B)                             2.21%
--------------------------------------------------------------------------------
   BHP Billiton PLC.                                 2.17%
--------------------------------------------------------------------------------
   Vodafone Group PLC.                               2.02%
--------------------------------------------------------------------------------
   Nestle S.A. (Regd.)                               1.76%
--------------------------------------------------------------------------------
   Samsung Electronics Co. Ltd.                      1.74%
--------------------------------------------------------------------------------
   BNP Paribas                                       1.69%
--------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co. Ltd.       1.60%
--------------------------------------------------------------------------------
   Ente Nazionale Idrocarburi S.p.A                  1.56%
--------------------------------------------------------------------------------
   Telefonica S.A.                                   1.55%
--------------------------------------------------------------------------------
   Carrefour S.A.                                    1.50%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.1%+
--------------------------------------------------------------------------------

AUSTRALIA -- 0.4%

Woolworths Ltd.                      208,502   $ 1,886,294

BRAZIL -- 3.3%

Aracruz Celulose S.A. ADR             67,725     2,590,481
Cia Vale do Rio Doce ADR              55,017     2,577,546
Cia Vale do Rio Doce ADR              74,317     4,080,003
Empresa Brasileira de
   Aeronautica S.A. ADR              186,387     5,983,023
                                                15,231,053

CANADA -- 3.2%

Alcan Inc.                            59,444     2,636,478(j)
Bank of Nova Scotia                   18,422       992,412(j)
Canadian Pacific Railway Ltd.        133,233     3,193,334
Manulife Financial Corp.              66,179     2,445,237(j)
Nortel Networks Corp.                466,267     2,735,338(a)
Petro-Canada                          69,383     3,041,924(j)
                                                15,044,723

CHINA -- 2.3%

China Petroleum & Chemical
   Corp.                          13,906,000     5,354,571(j)
Huaneng Power
   International Inc.              2,612,000     5,162,917(j)
Semiconductor Manufacturing
   International Corp.               648,000       195,454(a)
                                                10,712,942

DENMARK -- 0.4%

Group 4 Falck A/S                     81,255     2,085,611

FINLAND -- 1.2%

Nokia Oyj                             67,268     1,378,863(j)
Sampo Oyj (Series A)                 321,050     3,748,114(j)
Stora Enso Oyj (Series R)             50,139       630,946(j)
                                                 5,757,923

FRANCE -- 12.6%

Accor S.A.                           112,980     4,577,591(j)
AXA                                  232,938     4,860,652(j)
BNP Paribas                          165,674    10,124,866(h,j)
Carrefour S.A.                       181,716     8,963,694(h,j)
Credit Agricole S.A.                 164,563     4,297,418
Lagardere S.C.A. (Regd.)              70,942     4,039,078(j)



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

LVMH Moet Hennessy Louis
   Vuitton S.A.                       19,765  $  1,452,494
Renault S.A.                          51,559     3,570,384(j)
Total S.A. (Series B)                 72,137    13,244,182(h,j)
Veolia Environnement                 138,184     3,854,784(j)
                                                58,985,143

GERMANY -- 4.0%

Allianz AG (Regd.)                    18,533     2,018,110(j)
BASF AG                               32,868     1,669,380(j)
Bayerische Motoren Werke AG           65,860     2,678,150(j)
Deutsche Boerse AG                    18,469     1,047,900(j)
E.ON AG                               80,863     5,326,367(j)
Muenchener Rueckversicherungs
   AG (Regd.)                         29,023     3,223,169(j)
Schering AG                           48,451     2,292,940(j)
Siemens AG (Regd.)                     6,453       476,361
                                                18,732,377

HONG KONG -- 0.4%

Johnson Electric Holdings Ltd.     1,691,600     1,823,804(j)

INDIA -- 0.3%

Dr Reddy's Laboratories
   Ltd. ADR                           53,813     1,288,821

IRELAND -- 1.9%

Bank of Ireland                      485,267     6,058,860
CRH PLC.                             129,997     2,651,905
                                                 8,710,765

ISRAEL -- 0.3%

Teva Pharmaceutical
   Industries Ltd. ADR                22,610     1,433,700(j)

ITALY -- 5.0%

Banca Intesa S.p.A                   923,111     3,051,565(j)
Ente Nazionale
   Idrocarburi S.p.A                 463,551     9,319,600(j)
Mediaset S.p.A                        96,190     1,067,417(j)
Riunione Adriatica
   di Sicurta S.p.A                  305,684     5,465,780(j)
Telecom Italia S.p.A               2,088,903     4,749,047(j)
                                                23,653,409

JAPAN -- 14.4%

Aiful Corp.                           21,650     2,220,459(j)
Asahi Glass Co. Ltd.                 559,000     6,039,467(j)
Canon Inc.                           130,000     6,735,233
Chugai Pharmaceutical Co. Ltd.       230,100     3,662,667
Daikin Industries Ltd.               220,000     5,540,443
Honda Motor Co. Ltd.                 117,400     5,416,639(j)

-----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hoya Corp.                            46,500$    4,536,694
JFE Holdings Inc.                     23,800       650,848
Komatsu Ltd.                       1,258,000     7,980,776(j)
Mitsubishi Estate Co. Ltd.           271,000     3,675,503(j)
Mitsui & Co. Ltd.                    570,000     5,117,316(j)
Mitsui OSK Lines Ltd.                662,842     3,415,036(j)
Mitsui Sumitomo Insurance
   Co. Ltd.                          451,000     4,803,268(j)
Nissan Motor Co. Ltd.                210,200     2,353,852(j)
Sharp Corp.                          173,000     3,091,335(j)
Sony Corp.                            47,000     1,969,722(j)
Toto Ltd.                             24,000       269,312
                                                67,478,570

MEXICO -- 1.3%

America Movil S.A. de C.V. ADR
   (Series L)                         35,516     1,372,693
Grupo Televisa S.A. ADR               51,059     2,417,133
Wal-Mart de Mexico S.A. de
   C.V. (Series V)                   772,782     2,352,938
                                                 6,142,764

NETHERLANDS -- 3.4%

Aegon N.V.                           191,677     2,449,739
ING Groep N.V.                       222,290     4,884,318
Koninklijke Philips
   Electronics N.V.                  291,246     8,421,673(j)
                                                15,755,730

NORWAY -- 0.4%

Statoil ASA                          169,720     2,070,254

RUSSIA -- 1.0%

LUKOIL ADR                            20,439     2,538,524(b)
LUKOIL ADR                             6,201       773,575
MMC Norilsk Nickel ADR                20,708     1,590,374
                                                 4,902,473

SOUTH KOREA -- 3.2%
Kookmin Bank                          41,675     1,690,338
POSCO                                 19,272     2,723,245
POSCO ADR                              6,395       226,319
Samsung Electronics Co. Ltd.          20,880    10,417,689
                                                15,057,591

SPAIN -- 3.7%

Banco Santander Central Hispano
   S.A. (Regd.)                      459,518     4,997,609(j)
Grupo Ferrovial S.A.                  73,062     2,967,423(j)
Telefonica S.A.                      613,274     9,277,460(j)
Telefonica S.A. ADR                    5,546       252,565
                                                17,495,057


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SWEDEN -- 2.5%

Autoliv Inc. SDR                      42,141 $   1,715,525(j)
Skandinaviska Enskilda Banken
   AB (Series A)                     175,169     2,566,689(j)
SKF AB (Series B)                     24,268       878,518(j)
Svenska Handelsbanken                265,922     5,024,848
Telefonaktiebolaget LM Ericsson
   (Series B)                        502,069     1,391,437
                                                11,577,017

SWITZERLAND -- 8.3%

ABB Ltd. (Regd.)                     641,875     3,784,826
Credit Suisse Group (Regd.)          257,880     8,936,284(h)
Nestle S.A. (Regd.)                   41,230    10,512,129(h)
Novartis AG (Regd.)                  202,516     8,600,356(h)
Roche Holding AG                      44,023     4,300,309
Syngenta AG (Regd.)                   40,606     2,961,672
                                                39,095,576

TAIWAN -- 2.4%

China Steel Corp. ADR                 73,830     1,535,664(b)
Taiwan Semiconductor
   Manufacturing Co. Ltd.          5,255,935     9,570,747(a)
                                                11,106,411

UNITED KINGDOM -- 21.2%

BG Group PLC.                        767,117     4,585,524
BHP Billiton PLC.                  1,425,102    12,990,855(h)
Brambles Industries PLC.           1,662,097     6,559,937
Compass Group PLC.                   671,666     4,425,401
Diageo PLC.                          208,053     2,711,005
Exel PLC.                            195,036     2,523,466
GlaxoSmithKline PLC.                 440,274     8,641,804(h)
Kingfisher PLC.                      654,163     3,468,502
National Grid Transco PLC.           427,151     3,375,670
Reed Elsevier PLC.                   725,605     6,421,059
Rio Tinto PLC. (Regd.)               148,172     3,654,507
Royal Bank of Scotland
   Group PLC.                        223,756     6,818,193
S.A.BMiller PLC.                     169,186     1,946,475
Smith & Nephew PLC.                  788,788     7,763,005
Smiths Group PLC.                    355,070     4,182,945
Tesco PLC.                         1,651,373     7,458,454
Vodafone Group PLC.                5,113,328    12,099,321(h)
                                                99,626,123

TOTAL COMMON STOCK
   (COST $376,869,772)                         455,654,131

--------------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.1%
--------------------------------------------------------------------------------

FRANCE -- 0.1%

AXA
0.00%       12/21/04
   (COST $183,645)                   $12,326      $241,601(d)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.4%
--------------------------------------------------------------------------------

GERMANY

Henkel KGaA                           45,714     3,781,336(j)
Porsche AG                             4,933     2,976,643

TOTAL PREFERRED STOCK
   (COST $5,079,955)                             6,757,979

TOTAL INVESTMENTS IN SECURITIES
   (COST $382,133,373)                         462,653,711


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 29.0%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                 1,653,502     1,653,502(l)
State Street Navigator Securities
   Lending Prime Portfolio       134,425,093   134,425,093(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $136,078,595)                         136,078,595

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (27.6)%                                (129,458,572)
                                              ------------

NET ASSETS-- 100%                             $469,273,734
                                              ============


OTHER INFORMATION
--------------------------------------------------------------------------------

The Intnernational Equity Fund had the following short futures contracts open at March 31, 2004:

                              NUMBER     CURRENT
                EXPIRATION      OF       NOTIONAL       UNREALIZED
DESCRIPTION        DATE      CONTRACTS    VALUE        DEPRECIATION
--------------------------------------------------------------------------------
DJ Euro
  Stoxx
  Futures        June 2004     (25)     $  (844,254)     $(10,900)
FTSE 100
  Index
  Futures        June 2004      (7)        (565,672)       (5,137)
Topix Index
  Futures        June 2004      (3)        (340,126)       (1,442)

                                        $(1,750,052)     $(17,479)


The International Equity Fund was invested in the following sectors at March 31, 2004:

                                        PERCENTAGE (BASED ON
SECTORS                                     MARKET VALUE)
--------------------------------------------------------------------------------
Short Term                                      22.73%
Financial                                       15.97%
Industrials                                     10.49%
Consumer - Discretionary                        10.03%
Materials                                        7.21%
Energy                                           6.84%
Consumer - Staples                               6.62%
Healthcare                                       6.34%
Information Technology                           6.17%
Telecommunication Services                       4.64%
Utilities                                        2.96%
                                             ---------
                                               100.00%
                                             =========

-----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                      PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
Q&A


DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1999. (SEE PAGE 1 FOR DAVID'S BIOGRAPHICAL INFORMATION).

Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional Premier Growth Equity Fund advanced 9.80% for the Investment Class shares and 9.70% for the Service Class shares for the six-month period. The S&P 500 Index increased 14.08% over the same period, while the Fund's Lipper peer group of 1,055 Large Cap Core funds returned 12.38%.

Q.  WHAT FACTORS DROVE THE PERFORMANCE FOR THE SIX-MONTH PERIOD?

A. The bulk of the gain for the period came in the fourth quarter of 2003, as the market continued to react favorably to the strengthening economy. The stock market has posted very modest gains to date in 2004.

    The strongest sectors in the market for the six-month period were Energy and Basic Materials, each with gains in excess of 20%. Unfortunately, the Premier Growth portfolio did not fully participate in this strength since we have found few names in these sectors that meet our requirements for sustainable long-term growth. We did have nice gains in two oil service names, Schlumberger (+32%) and Baker Hughes (+18%).

    Health Care (+8%) was the worst performing market sector in the last six months, and Premier Growth is overweighted in the this sector. Political concerns, including the potential for drug re-importation, negatively impacted the pharmaceutical names. Of our holdings, Wyeth (-18%) faced distribution difficulties in its Prevnar vaccine, and Lincare (-14%) will face pricing pressures due to the recent Medicare drug legislation.

    In Technology our 5% return lagged the sector return of 9%. Weakness in Microsoft (-10%), Intuit (-7%), and Intel (-1%) offset solid returns from Yahoo! (+37%), Cisco (+20%), and Applied Materials (+18%).


PICTURED TO THE RIGHT:
DAVID B. CARLSON

[PHOTO OMITTED]

                                                      PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                Premier Growth Fund     S&P 500          S&P 500 /BARRA Growth
10/29/99             10,000.00          10,000.00              10,000.00
3/00                 12,103.05          11,069.14              11,688.58
9/00                 11,462.36          10,647.30              10,489.71
3/01                 10,050.64           8,650.25               7,216.63
9/01                  8,759.44           7,808.89               6,742.75
3/02                 10,258.26           8,668.03               7,562.07
9/02                  7,405.86           6,208.85               5,437.91
3/03                  7,782.05           6,522.01               5,776.45
9/03                  9,384.24           7,726.29               6,659.14
3/04                 10,304.04           8,814.05               7,322.10

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                   SIX       ONE     THREE      SINCE
                  MONTHS     YEAR     YEAR    INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
   Equity Fund     9.80%    32.41%    0.83%     0.68%         10/29/99
--------------------------------------------------------------------------------
S&P 500           14.08%    35.14%    0.63%    -2.82%
--------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                Premier Growth Fund        S&P 500       S&P 500 /BARRA Growth
1/3/01               10,000.00            10,000.00           10,000.00
3/01                  9,400.97             8,815.97            8,261.06
6/01                  9,739.13             9,331.41            8,901.43
9/01                  8,173.91             7,958.49            7,718.60
12/01                 9,380.39             8,808.80            8,725.67
3/02                  9,564.32             8,834.09            8,656.51
6/02                  8,305.85             7,650.05            7,249.05
9/02                  6,892.50             6,327.80            6,224.92
12/02                 7,418.49             6,861.89            6,667.59
3/03                  7,234.48             6,646.95            6,612.46
6/03                  8,377.28             7,670.12            7,417.58
9/03                  8,716.24             7,874.30            7,622.90
12/03                 9,571.53             8,833.18            8,379.65
3/04                  9,561.82             8,982.90            8,381.80

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                          SIX        ONE         SINCE
                         MONTHS      YEAR      INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
   Equity Fund             9.70%     32.17%      -1.37%        1/3/01
--------------------------------------------------------------------------------
S&P 500                   14.08%     35.14%      -2.82%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


SECTOR ALLOCATION AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $261,940
(in thousands) as of March 31, 2004


[Pie chart omitted -- plot points as follows:]

Information Technology 28.2%
Financials 22.6%
Health Care 18.0%
Consumer Discretionary 16.1%
Short-Term Investments 4.5%
Telecommunication Services 3.8%
Industrials 3.3%
Energy 2.2%
Consumer Staples 1.4%


TEN LARGEST HOLDINGS AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   First Data Corp.                                 4.03%
--------------------------------------------------------------------------------
   Carnival Corp.                                   3.90%
--------------------------------------------------------------------------------
   Liberty Media Corp. (Series A)                   3.88%
--------------------------------------------------------------------------------
   Vodafone Group PLC. ADR                          3.81%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                 3.77%
--------------------------------------------------------------------------------
   Pfizer Inc.                                      3.65%
--------------------------------------------------------------------------------
   Citigroup Inc.                                   3.59%
--------------------------------------------------------------------------------
   American International Group Inc.                3.57%
--------------------------------------------------------------------------------
   Cardinal Health Inc.                             3.45%
--------------------------------------------------------------------------------
   State Street Corp.                               3.32%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                      PREMIER GROWTH EQUITY FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

PREMIER GROWTH EQUITY FUND

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


COMMON STOCK -- 78.3%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.2%

Carnival Corp.                       227,502 $  10,217,115
Comcast Corp. (Class A Special)      273,005     7,611,379(a)
Home Depot Inc.                      204,751     7,649,497
InterActiveCorp.                     204,759     6,468,337(a,j)
Liberty Media Corp. (Series A)       928,979    10,172,320(a,h)
                                                42,118,648

CONSUMER STAPLES -- 1.1%

Gillette Co.                          91,002     3,558,178

ENERGY -- 1.8%

Schlumberger Ltd.                     91,005     5,810,669

FINANCIALS -- 18.5%

AFLAC Inc.                           190,877     7,661,803(h)
American Express Co.                 136,503     7,077,681
American International
   Group Inc.                        131,195     9,360,763
Citigroup Inc.                       182,004     9,409,607
Federal National
   Mortgage Assoc.                   132,712     9,867,137
SLM Corp.                            170,632     7,140,949
State Street Corp.                   166,989     8,705,137(e)
                                                59,223,077

HEALTH CARE -- 14.8%

Cardinal Health Inc.                 131,195     9,039,336(h)
DENTSPLY International Inc.          131,194     5,815,830
Johnson & Johnson                    128,920     6,538,822
Lincare Holdings Inc.                178,212     5,599,421(a,j)
Pfizer Inc.                          273,006     9,568,860
UnitedHealth Group Inc.               60,670     3,909,575
Wyeth                                178,971     6,720,361
                                                47,192,205

INDUSTRIALS -- 2.7%

Dover Corp.                          219,922     8,526,376

INFORMATION TECHNOLOGY -- 23.1%

Applied Materials Inc.               185,796     3,972,318(a)
Certegy Inc.                         163,113     5,712,217
Cisco Systems Inc.                   337,466     7,937,200(a)
Dell Inc.                            212,338     7,138,804(a)



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

First Data Corp.                     250,256 $  10,550,793
Intel Corp.                          254,047     6,910,078
Intuit Inc.                          147,879     6,636,810(a)
Microsoft Corp.                      314,716     7,858,459
Molex Inc. (Class A)                 295,756     7,701,486
Paychex Inc.                         149,092     5,307,675
Yahoo! Inc.                           83,418     4,053,281(a)
                                                73,779,121

TELECOMMUNICATION SERVICES -- 3.1%

Vodafone Group PLC. ADR              417,092     9,968,499(h,j)

TOTAL INVESTMENT IN SECURITIES
   (COST $225,614,275)                         250,176,773


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                $7,139,406     7,139,406(l)
State Street Navigator Securities
   Lending Prime Portfolio         4,623,337     4,623,337(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $11,762,743)                           11,762,743

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- 18.0%                                  57,329,117
                                               ------------

NET ASSETS-- 100%                             $319,268,633
                                              ============

---------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
Q&A


THE STRATEGIC INVESTMENT FUND IS JOINTLY MANAGED BY RALPH R. LAYMAN (SEE PAGE 26 FOR RALPH'S BIOGRAPHICAL DETAILS) ROBERT MACDOUGALL AND CHRISTOPHER D. BROWN.

ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT. HE LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. MR. MACDOUGALL ALSO MANAGES FIXED INCOME INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. BOB JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT OF FIXED INCOME IN 1993 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELOR IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.

CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF FUNDS ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional Strategic Investment Fund gained 9.36% for the six-month period ended March 31, 2004. During the same period, the Fund's broad based benchmarks, the S&P 500 returned 14.08% and the Lehman Brothers Aggregate Bond Index gained 2.98%. The Fund's Lipper peer group of 342 Flexible funds gained an average of 10.81%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. During the six-month period ended in March, lower beta, larger capitalization, higher quality stocks tended to underperform their higher risk, higher beta, smaller capitalization peers during this period in the domestic equity markets. On an absolute and relative basis the worse performing sector was Healthcare followed closely by Information Technology. Our holdings in the Healthcare

PICTURED FROM LEFT TO RIGHT:
ROBERT A. MACDOUGALL,
CHRISTOPHER D. BROWN AND
RALPH R. LAYMAN

[PHOTO OMITTED]

                                                       STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

    sector returned 4% trailing the sector return of 8%. Holdings such as Wyeth (-17%) and Merck (-11%) underperformed the sector on fears of weak pharmaceutical pricing and potential reimportation legislation. In the Information Technology sector, which also trailed the market, our holdings were up 4.8% compared to the sector return of 9.9%. Holdings negatively impacting performance included Microsoft (-9%), Intuit (-7%), and Intel (-1%). During the semi-annual period, the largest positive contributor on an absolute and relative basis was the energy sector. Strong returns from Schlumberger and Burlington Resources, both up 33%, helped drive our 25% sector return compared to the energy sector return of 21%.

    After rising in the last quarter of 2003 due to strong economic growth, interest rates fell back in the first quarter of 2004 to end the six-month period down slightly in the fixed income market. The Treasury 2- and 10-year note yields finished at 1.57% and 3.83%, down 9 and 10 basis points respectively. The decline in yields, in the first quarter, resulted primarily from disappointing job growth in January and February. Treasury prices also benefited from 1) foreign central bank buying to stem the weakening US dollar and 2) a reflux of terrorist attacks. Timing expectations for the Federal Reserve Bank tightening were pushed out when the Federal Reserve Bank changed their language at their January meeting from holding policy steady "for a considerable period" to being "patient" on raising rates. Non-treasury sectors continued to perform well as yield spreads narrowed throughout the period. The corporate sector produced 102 basis points of excess return over duration-matched treasuries. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. The overweight position in commercial Mortgage Backed Securities benefited performance. Portfolio Mortgage Backed Securities performance hurt relative return slightly.

    The strength seen in much of 2003 in the international equity markets carried through to the first quarter of 2004, although at a more modest level. The increasing evidence of a robust U.S. recovery bolstered international markets, even though the mix has changed in the most recent quarter. Europe has slipped while Japan has rebounded strongly; the UK remains firm and Emerging Markets continue to contribute strongly. Strong returns ranging from 15.1% to 24.95%. Utilities (defensive) and Industrials (cyclical) were the best performers and Health Care and Consumer Staples (both defensive) the worst. The portfolio's top 5 performers came from 5 different sectors, illustrating the importance of stock picking over passive allocation. BHP Billiton (mining), Samsung Electronics, Smith & Nephew (healthcare), Embraer (aerospace) and Total (energy) made the largest contributions to return, reflecting, for the most part, growing confidence in the global recovery. The portfolio's worst performers were equally eclectic: Taiwan Semiconductor (driven by political turmoil in Taiwan) and Johnson Electric (perceived weakness in China) were the 2 worst performers, joined by stocks in Health Care, Financials and Consumer Staples. Major new positions were added in European Autos, Energy (gas), Telecom Equipment, Materials and Insurance. Eliminations included selected Energy, Healthcare and Industrial positions, sold because of valuation targets being reached or deterioration of company fundamentals.

                                                       STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

               Strategic Investment Fund       S&P 500            LB Aggregate
10/29/99               10,000.00              10,000.00             10,000.00
3/00                   11,013.66              11,069.14             10,170.64
9/00                   11,023.71              10,647.30             10,659.73
3/01                   10,602.69               8,650.25             11,445.10
9/01                   10,094.71               7,808.89             12,040.47
3/02                   10,880.97               8,668.03             12,057.19
9/02                    9,304.65               6,208.85             13,075.52
3/03                    9,574.91               6,522.01             13,466.17
9/03                   10,914.06               7,726.29             13,782.88
3/04                   11,935.77               8,814.05             14,194.02

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                        SIX       ONE     THREE     SINCE
                       MONTHS     YEAR     YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Strategic Investment
   Fund                9.36%     24.66%    4.03%     4.09%       10/29/99
--------------------------------------------------------------------------------
S&P 500               14.08%     35.14%    0.63%    -2.82%
--------------------------------------------------------------------------------
LB Aggregate           2.98%      5.41%    7.44%     1.91%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.


REGIONAL ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $108,510
(in thousands) as of March 31, 2004

[Pie chart omitted -- plot points as follows:]

Domestic Equity 46.3%
Bonds and Notes 21.8%
Short-Term Investments 17.7%
Foreign Equity 14.2%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
   Federal National Mortgage
      Assoc. 12/01/99  5.00%                         2.46%
--------------------------------------------------------------------------------
   Citigroup Inc.                                    2.44%
--------------------------------------------------------------------------------
   First Data Corp.                                  2.30%
--------------------------------------------------------------------------------
   Federal National Mortgage
      Assoc. 12/01/99  5.50%                         2.13%
--------------------------------------------------------------------------------
   Pfizer Inc.                                       1.84%
--------------------------------------------------------------------------------
   Liberty Media Corp. (Series A)                    1.79%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                  1.67%
--------------------------------------------------------------------------------
   American International Group Inc.                 1.64%
--------------------------------------------------------------------------------
   Cardinal Health Inc.                              1.57%
--------------------------------------------------------------------------------
   Vodafone Group PLC. ADR                           1.51%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

DOMESTIC EQUITY -- 52.1%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%

Carnival Corp.                        31,416  $  1,410,893
Catalina Marketing Corp.                 621        12,041(a,,j)
Comcast Corp. (Class A Special)       39,122     1,090,722(a)
eBay Inc.                              3,794       263,038(a)
Harley-Davidson Inc.                   5,216       278,222
Home Depot Inc.                       38,173     1,426,143
InterActiveCorp.                       2,490        78,659(a,,j)
Liberty Media Corp. (Series A)       177,734     1,946,187(a)
Target Corp.                          13,989       630,065
Viacom Inc. (Class B)                 21,771       853,641
                                                 7,989,611

CONSUMER STAPLES -- 2.1%

Colgate-Palmolive Co.                 13,515       744,677
PepsiCo Inc.                          17,545       944,798
Wal-Mart Stores Inc.                   5,572       332,593
                                                 2,022,068

ENERGY -- 3.2%

Burlington Resources Inc.              6,283       399,787
Exxon Mobil Corp.                     32,602     1,355,917
Nabors Industries Ltd.                 7,943       363,392(a)
Schlumberger Ltd.                     14,701       938,659
                                                 3,057,755

FINANCIAL -- 12.0%

AFLAC Inc.                            10,432       418,741
American Express Co.                   8,748       453,584
American International
   Group Inc.                         24,916     1,777,757
Bank of America Corp.                  9,102       737,080
Bank One Corp.                         9,247       504,147
Berkshire Hathaway Inc.
   (Class B)                             230       715,532(a)
Citigroup Inc.                        51,303     2,652,365
Federal National Mortgage Assoc.      24,432     1,816,519
Marsh & McLennan Cos. Inc.            18,731       867,245
Mellon Financial Corp.                 8,773       274,507
SLM Corp.                              7,824       327,434
State Street Corp.                    20,628     1,075,338(e)
                                                11,620,249

HEALTHCARE -- 9.2%

Abbott Laboratories                   23,192       953,191
Cardinal Health Inc.                  24,658     1,698,936
DENTSPLY International Inc.           11,855       525,532
Johnson & Johnson                     24,916     1,263,740
Lincare Holdings Inc.                 30,112       946,119(a)
Merck & Co. Inc.                       6,683       295,322



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


Pfizer Inc.                           56,905   $ 1,994,520
WebMD Corp.                            6,326        56,238(a,,j)
Wyeth                                 30,823     1,157,404
                                                 8,891,002

INDUSTRIALS -- 3.1%

Dover Corp.                           29,638     1,149,065
Equifax Inc.                          14,226       367,315
Southwest Airlines Co.                20,153       286,374
United Technologies Corp.              3,750       323,625
Waste Management Inc.                 28,452       858,681(j)
                                                 2,985,060

INFORMATION TECHNOLOGY -- 12.3%

Applied Materials Inc.                19,679       420,737(a)
Automatic Data Processing Inc.        22,406       941,052(h)
Certegy Inc.                          22,558       789,981
Cisco Systems Inc.                    41,493       975,915(a)
Dell Inc.                             26,081       876,843(a)
First Data Corp.                      59,276     2,499,076
Hewlett-Packard Co.                    9,010       205,788
Intel Corp.                           34,380       935,136
International Business
   Machines Corp.                      3,485       320,062
Intuit Inc.                           20,865       936,421(a)
Microsoft Corp.                       53,348     1,332,100
Molex Inc. (Class A)                  40,307     1,049,594
Oracle Corp.                          14,226       170,854(a)
Paychex Inc.                           4,149       147,704
Yahoo! Inc.                            4,505       218,898(a)
                                                11,820,161

EXCHANGE TRADED FUNDS -- 1.9%
Financial Select Sector
   SPDR Fund                          10,640       312,816(j)
Industrial Select Sector
   SPDR Fund                          48,272     1,274,864(j)
SPDR Trust Series 1                    1,996       225,868(j)
                                                 1,813,548

TOTAL DOMESTIC EQUITY
   (COST $45,987,240)                           50,199,454

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 15.9%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 1.8%

Accor S.A.                             3,436       139,216
Autoliv Inc. SDR                       1,183        48,159
Bayerische Motoren Werke AG            2,003        81,450(j)
Compass Group PLC.                    20,434       134,633
Grupo Televisa S.A. ADR                1,553        73,519
Honda Motor Co. Ltd.                   3,600       166,098
Kingfisher PLC.                       19,161       101,595
Koninklijke Philips
   Electronics N.V.                    8,857       256,109(j)

-----------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lagardere S.C.A. (Regd.)               2,085  $    118,709(j)
LVMH Moet Hennessy Louis
   Vuitton S.A.                          601        44,166
Mediaset S.p.A                         2,650        29,407(j)
Nissan Motor Co. Ltd.                  6,400        71,668
Reed Elsevier PLC.                    22,065       195,259
Renault S.A.                           1,568       108,582(j)
Sharp Corp.                            5,000        89,345(j)
Sony Corp.                             1,400        58,672(j)
                                                 1,716,587

CONSUMER - STAPLES -- 1.1%

Carrefour S.A.                         5,526       272,587(j)
Diageo PLC.                            6,114        79,668
Nestle S.A. (Regd.)                    1,254       319,724
S.A.BMiller PLC.                       4,748        54,626
Tesco PLC.                            50,217       226,806
Wal-Mart de Mexico S.A. de C.V.
   (Series V)                         23,484        71,503
Woolworths Ltd.                        6,114        55,313
                                                 1,080,227

ENERGY -- 1.3%

BG Group PLC.                         23,327       139,440
China Petroleum &
   Chemical Corp.                    422,000       162,493
Ente Nazionale Idrocarburi S.p.A      14,177       285,026      (j)
LUKOIL ADR                               810       101,048
Petro-Canada                           2,038        89,351(j)
Statoil ASA                            5,232        63,820
Total S.A. (Series B)                  2,194       402,813(j)
                                                 1,243,991

FINANCIAL -- 3.0%

Aegon N.V.                             5,632        71,980
Aiful Corp.                              600        61,537
Allianz AG (Regd.)                       564        61,415(j)
AXA                                    7,084       147,820
Banca Intesa S.p.A                    26,898        88,918
Banco Santander Central
   Hispano S.A. (Regd.)               13,974       151,978(j)
Bank of Ireland                       14,757       184,250
Bank of Nova Scotia                      484        26,073(j)
BNP Paribas                            5,038       307,888(j)
Credit Agricole S.A.                   5,004       130,675(j)
Credit Suisse Group (Regd.)            7,842       271,748
Deutsche Boerse AG                       562        31,887
ING Groep N.V.                         6,953       152,776
Kookmin Bank                           1,170        47,455
Manulife Financial Corp.               1,945        71,866(j)
Mitsubishi Estate Co. Ltd.             8,000       108,502
Mitsui Sumitomo Insurance
   Co. Ltd.                           14,000       149,104
Muenchener Rueckversicherungs
   AG (Regd.)                            883        98,062(j)
Riunione Adriatica di
   Sicurta S.p.A                       9,416       168,363



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Royal Bank of Scotland
   Group PLC.                          6,804 $     207,329
Sampo Oyj (Series A)                   9,838       114,854
Skandinaviska Enskilda Banken
   AB (Series A)                       5,326        78,040(j)
Svenska Handelsbanken                  8,106       153,170(j)
                                                 2,885,690

HEALTHCARE -- 1.2%

Chugai Pharmaceutical Co. Ltd.         6,800       108,241
Dr Reddy's Laboratories
   Ltd. ADR                            1,587        38,009
GlaxoSmithKline PLC.                  13,389       262,803
Novartis AG (Regd.)                    6,158       261,515
Roche Holding AG                       1,339       130,798
Schering AG                            1,473        69,710(j)
Smith & Nephew PLC.                   23,988       236,082
Teva Pharmaceutical
   Industries Ltd. ADR                   683        43,309
                                                 1,150,467

INDUSTRIALS -- 1.9%

ABB Ltd. (Regd.)                      18,845       111,120
Asahi Glass Co. Ltd.                  17,000       183,669(j)
Brambles Industries PLC.              50,542       199,478
Canadian Pacific Railway Ltd.          3,915        93,835
Daikin Industries Ltd.                 7,000       176,287
Empresa Brasileira de
   Aeronautica S.A. ADR                5,668       181,943
Exel PLC.                              5,790        74,914
Group 4 Falck A/S                      2,387        61,268
Grupo Ferrovial S.A.                   2,222        90,247
Johnson Electric Holdings Ltd.        48,000        51,751
Komatsu Ltd.                          38,000       241,073
Mitsui & Co. Ltd.                     17,000       152,622(j)
Mitsui OSK Lines Ltd.                 18,404        94,820(j)
Siemens AG (Regd.)                       158        11,663
SKF AB (Series B)                        660        23,892
Smiths Group PLC.                     10,433       122,907
Toto Ltd.                              1,000        11,221
                                                 1,882,710

INFORMATION TECHNOLOGY -- 1.2%

Canon Inc.                             4,000       207,238
Hoya Corp.                             1,400       136,589
Nokia Oyj                              2,071        42,452(j)
Nortel Networks Corp.                 13,701        80,376(a)
Samsung Electronics Co. Ltd.             630       314,327
Semiconductor Manufacturing
   International Corp.                20,000         6,032(a)
Taiwan Semiconductor
   Manufacturing Co. Ltd.            160,272       291,846(a)
Telefonaktiebolaget LM Ericsson
   (Series B)                         14,928        41,371
                                                 1,120,231




---------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.3%

Alcan Inc.                             1,747  $     77,484
Aracruz Celulose S.A. ADR              1,990        76,118
BASF AG                                  966        49,063(j)
BHP Billiton PLC.                     43,337       395,049
China Steel Corp. ADR                  2,081        43,285(b)
Cia Vale do Rio Doce ADR               1,922        90,046
Cia Vale do Rio Doce ADR               2,050       112,545
CRH PLC.                               3,819        77,906
JFE Holdings Inc.                        700        19,143
MMC Norilsk Nickel ADR                   630        48,384
POSCO                                    590        83,370
POSCO ADR                                101         3,574
Rio Tinto PLC. (Regd.)                 4,354       107,387
Stora Enso Oyj (Series R)              1,225        15,415
Syngenta AG (Regd.)                    1,177        85,847
                                                 1,284,616

TELECOMMUNICATION SERVICES -- 2.6%

America Movil S.A. de C.V. ADR
   (Series L)                          1,043        40,312
Telecom Italia S.p.A                  61,381       139,547
Telefonica S.A.                       18,650       282,133
Telefonica S.A. ADR                      126         5,738
Vodafone Group PLC.                  155,565       368,103
Vodafone Group PLC. ADR               68,759     1,643,340(j)
                                                 2,479,173

UTILITIES -- 0.5%

E.ON AG                                2,459       161,972(j)
Huaneng Power
   International Inc.                 80,000       158,129
National Grid Transco PLC.            12,994       102,688
Veolia Environnement                   4,060       113,258
                                                   536,047
TOTAL FOREIGN EQUITY
   (COST $12,891,496)                           15,379,739

                                   PRINCIPAL
                                      AMOUNT          VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 24.6%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 5.3%

U.S. Treasury Bonds
5.50%       08/15/28              $  185,000       201,724
7.25%       05/15/16                 230,000       296,999
8.13%       08/15/19 - 08/15/21      680,000       959,721
                                                 1,458,444
U.S. Treasury Notes
2.00%       01/15/14                 270,580       284,635
2.25%       02/15/07                 135,000       136,170
2.38%       08/15/06               1,105,000     1,121,442
3.00%       02/15/09                 195,000       197,100
3.13%       09/15/08                 395,000       403,473
4.25%       11/15/13               1,460,000     1,510,268
                                                 3,653,088

TOTAL U.S. TREASURIES
  (COST $5,027,823)                              5,111,532


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


FEDERAL AGENCIES -- 3.2%

Federal Home Loan Bank System
3.13%       08/15/07              $  720,000  $    732,514

Federal Home Loan Mortgage Corp.
4.63%       07/18/07                 160,000       166,654
4.75%       12/08/10                  60,000        61,550
5.00%       07/30/09                 170,000       171,999
                                                   400,203
Federal National Mortgage Assoc.
2.88%       05/19/08                  60,000        59,615
3.25%       02/15/09                 345,000       347,263
3.75%       09/15/08                 145,000       147,110
4.38%       07/17/13                 325,000       319,940
5.50%       07/18/12                 605,000       627,119
6.00%       01/18/12                 100,000       103,578
6.25%       03/22/12                 180,000       188,138
6.63%       11/15/30                 150,000       178,209
                                                 1,970,972

TOTAL FEDERAL AGENCIES
  (COST $3,067,378)                              3,103,689

AGENCY MORTGAGE BACKED -- 9.3%

Federal Home Loan Mortgage Corp.
6.00%       06/01/33                  22,458        23,348
6.50%       03/01/32                  12,646        13,281
7.00%       08/01/23                 457,103       488,082
                                                   524,711
Federal National Mortgage Assoc.
6.00%       01/01/99 - 04/01/34      243,613       254,279
6.50%       01/01/19 - 02/01/34    1,117,762     1,176,443
7.00%       10/01/22 - 01/01/34      266,613       284,558
5.00%       TBA                    3,350,000     3,425,592(c)
5.50%       TBA                    2,225,000     2,314,038(c)
                                                 7,454,910
Government National Mortgage Assoc.
6.00%       06/15/33                 173,522       181,290
5.00%       TBA                      800,000       805,500(c)
                                                   986,790

TOTAL AGENCY MORTGAGE BACKED
  (COST $8,876,388)                              8,966,411

AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 0.2%

Federal Home Loan Mortgage Corp.
5.00%       02/15/34                  45,000        43,313
6.06%       12/15/30                 298,709        35,005(g,i)
                                                    78,318
Federal National Mortgage Assoc.
5.19%       08/25/43                  50,000        52,344

Government National Mortgage Assoc.
5.00%       02/16/34                  35,000        33,688

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
  (COST $164,811)                                  164,350




---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE NOTES -- 6.1%

Alabama Power Co.
5.70%       02/15/33              $  100,000  $    101,008
Albertson's Inc.
7.45%       08/01/29                  50,000        56,888
Altria Group Inc.
7.00%       11/04/13                   5,000         5,510
Amerada Hess Corp.
7.30%       08/15/31                  15,000        16,022
AmerenUE
5.10%       08/01/18                  10,000        10,113
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15                  60,000        60,813
American Standard Inc.
7.63%       02/15/10                  10,000        11,575
Anadarko Petroleum Corp.
5.00%       10/01/12                  10,000        10,394
Appalachian Power Co. (Series E)
4.80%       06/15/05                  10,000        10,349
Appalachian Power Co. (Series G)
3.60%       05/15/08                   5,000         5,045
Arizona Public Service Co.
5.63%       05/15/33                  10,000         9,648
AT&T Corp.
8.05%       11/15/11                  60,000        70,073(k)
AT&T Wireless Services Inc.
7.35%       03/01/06                  10,000        10,955
AXA
0.00%       12/21/04                     261         5,116(d)
Banco Bradesco S.A.
8.75%       10/24/13                   5,000         5,250(b)
Bank of America Corp.
3.88%       01/15/08                  80,000        82,914
Bank One Corp.
6.50%       02/01/06                  85,000        92,090
BB&T Corp.
4.75%       10/01/12                   5,000         5,148
6.38%       06/30/25                  15,000        15,898(i)
Belo Corp.
8.00%       11/01/08                  10,000        11,912
British Sky Broadcasting PLC.
6.88%       02/23/09                  40,000        45,620
British Telecommunications PLC.
8.38%       12/15/10                  35,000        43,146(k)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20                  25,000        32,126
Campbell Soup Co.
5.50%       03/15/07                  10,000        10,840
Cendant Corp.
6.25%       01/15/08                  10,000        10,981
Citigroup Inc.
5.00%       03/06/07                  25,000        26,822
7.25%       10/01/10                  30,000        35,667
Citizens Communications Co.
9.25%       05/15/11                  10,000        11,015




--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

City National Corp.
5.13%       02/15/13               $  10,000     $  10,299
Comcast Cable Communications
6.38%       01/30/06                  43,000        46,178
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13                  25,000        31,054
Comcast Corp.
5.85%       01/15/10                  20,000        21,755
ConAgra Foods Inc.
6.00%       09/15/06                  50,000        54,234
ConocoPhillips Holding Co.
6.95%       04/15/29                  10,000        11,658
Consolidated Natural Gas Co.
5.38%       11/01/06                  10,000        10,729
Consolidated Rail Corp.
9.75%       06/15/20                  20,000        28,415
COX Enterprises Inc.
8.00%       02/15/07                  35,000        40,040(b)
CSX Corp.
5.50%       08/01/13                  15,000        15,760
7.25%       05/01/04                   5,000         5,020
DaimlerChrysler NA Holding Corp.
6.50%       11/15/13                  80,000        86,539
Delhaize America Inc.
7.38%       04/15/06                  30,000        32,363
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 150,000       153,900
Devon Financing Corp. ULC.
7.88%       09/30/31                  55,000        66,847
Dominion Resources Inc. (Series B)
4.13%       02/15/08                  60,000        62,042
Duke Capital LLC
4.37%       03/01/09                  10,000        10,113
6.25%       02/15/13                  15,000        16,065
Duke Energy Corp.
4.50%       04/01/10                   5,000         5,178
5.38%       01/01/09                  50,000        53,252
El Paso Electric Co. (Series D)
8.90%       02/01/06                  10,000        11,170
EOP Operating LP
7.25%       02/15/18                  15,000        17,654
7.75%       11/15/07                  55,000        63,727
Equitable Resources Inc.
5.15%       11/15/12                  10,000        10,648
FedEx Corp.
2.65%       04/01/07                  10,000         9,998(b)
FirstEnergy Corp. (Series A)
5.50%       11/15/06                  60,000        63,797
FirstEnergy Corp. (Series C)
7.38%       11/15/31                  50,000        55,735
Ford Motor Co.
7.45%       07/16/31                  50,000        50,001
Ford Motor Credit Co.
5.63%       10/01/08                  30,000        30,975
7.38%       10/28/09 - 02/01/11       85,000        92,796




----------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

FPL Group Capital Inc.
7.38%       06/01/09               $  35,000 $      41,053
General Mills Inc.
5.13%       02/15/07                 100,000       106,704
General Motors Acceptance Corp.
5.85%       01/14/09                  95,000       100,615
6.13%       09/15/06                 125,000       133,873
6.75%       01/15/06                  15,000        16,040
6.88%       09/15/11 - 08/28/12       55,000        59,530
General Motors Corp.
7.20%       01/15/11                  10,000        10,923
Georgia Power Co.
4.88%       07/15/07                  15,000        15,995
Glencore Funding LLC
6.00%       04/15/14                  20,000        19,857(b)
Golden West Financial Corp.
4.75%       10/01/12                  10,000        10,297
Goldman Sachs Group Inc.
5.25%       10/15/13                  20,000        20,715
6.60%       01/15/12                  60,000        68,584
Goodrich Corp.
7.10%       11/15/27                  20,000        21,961
Grupo Televisa S.A.
8.00%       09/13/11                  20,000        23,400
8.50%       03/11/32                   5,000         5,588
Halliburton Co.
8.75%       02/15/21                  75,000        94,566
HBOS PLC.
3.13%       01/12/07                  20,000        20,416(b)
HCA Inc.
7.13%       06/01/06                  60,000        64,881
Historic TW Inc.
7.75%       06/15/05                  15,000        16,061
Household Finance Corp.
3.38%       02/21/06                  10,000        10,257
6.38%       11/27/12                 105,000       118,668
6.50%       01/24/06                  25,000        27,040
HSBC Capital Funding LP
4.61%       12/29/49                  30,000        29,077(b,i)
Hudson United Bank
7.00%       05/15/12                  50,000        57,474
Humana Inc.
6.30%       08/01/18                  10,000        10,954
Huntington National Bank
2.75%       10/16/06                  15,000        15,151
Hydro Quebec
8.25%       04/15/26                  75,000       103,826
Intelsat Ltd.
6.50%       11/01/13                  15,000        16,199
International Paper Co.
5.85%       10/30/12                  15,000        16,109(k)
6.75%       09/01/11                 110,000       125,667
iStar Financial Inc.
4.88%       01/15/09                  35,000        35,350(b)
John Deere Capital Corp.
4.13%       07/15/05                  30,000        30,978
Kellogg Co. (Series B)
6.60%       04/01/11                  30,000        34,645
7.45%       04/01/31                  80,000        98,554

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Keycorp
4.63%       05/16/05               $  30,000 $      31,018
KFW International Finance
4.75%       01/24/07                  20,000        21,413
Kinder Morgan Inc.
6.50%       09/01/12                  40,000        44,990
Kraft Foods Inc.
5.25%       06/01/07                  20,000        21,472
Kroger Co.
7.65%       04/15/07                  70,000        79,598
Lockheed Martin Corp.
8.50%       12/01/29                  35,000        46,788
Masco Corp.
6.75%       03/15/06                  15,000        16,340
May Department Stores Co.
8.50%       06/01/19                   5,000         6,505
Medco Health Solutions Inc.
7.25%       08/15/13                  25,000        28,185
Merrill Lynch & Co. Inc.
3.38%       09/14/07                  20,000        20,528
Metropolitan Life Global Funding I
4.75%       06/20/07                   5,000         5,412(b)
Midamerican Energy Holdings Co.
3.50%       05/15/08                  10,000         9,995
National Rural Utilty Co-op Finance
6.00%       05/15/06                  50,000        54,069
Nationwide Mutual Insurance Co.
7.88%       04/01/33                  15,000        18,338(b)
Nisource Finance Corp.
5.40%       07/15/14                  20,000        20,654
Noble Energy Inc.
8.00%       04/01/27                  20,000        24,022
Nordic Investment Bank
2.75%       01/11/06                  20,000        20,404
Norsk Hydro AS.A.
7.25%       09/23/27                  15,000        18,147
Northeast Utilities (Series B)
3.30%       06/01/08                  10,000         9,911
Ocean Energy Inc.
4.38%       10/01/07                  10,000        10,476
Ohio Power Co. (Series E)
6.60%       02/15/33                   5,000         5,535
Oncor Electric Delivery Co.
6.38%       01/15/15                  15,000        16,784
7.25%       01/15/33                  45,000        53,159
Panhandle Eastern Pipe Line
4.80%       08/15/08                  15,000        15,653
Pemex Finance Ltd.
9.69%       08/15/09                  15,000        17,735
Pemex Project Funding Master Trust
7.38%       12/15/14                 115,000       128,110
Pepco Holdings Inc.
5.50%       08/15/07                  20,000        21,592
Petrobras International Finance Co.
9.75%       07/06/11                   5,000         5,700
Petro-Canada
5.35%       07/15/33                  10,000         9,097




------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Petroleos Mexicanos
9.50%       09/15/27                $  5,000 $       6,281
Pioneer Natural Resources Co.
6.50%       01/15/08                  35,000        38,982
Principal Life Global Funding I
5.25%       01/15/13                  15,000        15,775(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21                  30,000        41,639
Progress Energy Inc.
7.75%       03/01/31                  75,000        89,800
PSI Energy Inc.
6.65%       06/15/06                  10,000        10,882
Public Service Co. of New Mexico
4.40%       09/15/08                  15,000        15,482
Public Service Electric & Gas
5.00%       01/01/13                  10,000        10,417
Quest Diagnostics
6.75%       07/12/06                  10,000        10,962
Rouse Co.
3.63%       03/15/09                  15,000        14,894
Royal KPN N.V.
8.38%       10/01/30                  15,000        19,508
Shurgard Storage Centers Inc.
5.88%       03/15/13                  20,000        20,784
Southern California Edison Co.
7.63%       01/15/10                  24,000        28,512
8.00%       02/15/07                  10,000        11,463
Southtrust Bank NA
7.00%       11/15/08                   5,000         5,814
Sprint Capital Corp.
6.13%       11/15/08                  45,000        49,669
7.63%       01/30/11                  20,000        23,333
8.38%       03/15/12                  15,000        18,268
8.75%       03/15/32                  15,000        18,956
Standard Chartered Bank
8.00%       05/30/31                  30,000        37,844(b)
Suncor Energy Inc.
5.95%       12/01/34                  20,000        20,872
Telecom Italia Capital S.A. (Series C)
6.38%       11/15/33                  30,000        31,297(b)
Telefonica Europe BV
8.25%       09/15/30                  15,000        19,572
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                  10,000        10,201(b)
8.25%       01/26/06                  65,000        71,344
TELUS Corp.
7.50%       06/01/07                  50,000        56,874
Textron Inc.
4.50%       08/01/10                  10,000        10,352
Time Warner Cos. Inc.
7.57%       02/01/24                  85,000        97,661
Time Warner Inc.
7.70%       05/01/32                  15,000        17,752
Travelers Property Casualty Corp.
6.38%       03/15/33                  10,000        10,614
TXU Energy Co.
7.00%       03/15/13                  20,000        22,954
Tyco International Group S.A.
5.80%       08/01/06                  15,000        15,937

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Tyson Foods Inc.
7.25%       10/01/06                $ 25,000 $      27,196
Union Pacific Corp.
6.65%       01/15/11                  15,000        17,256
Union Planters Bank NA
5.13%       06/15/07                  20,000        21,375
Unisys Corp.
6.88%       03/15/10                  10,000        11,000
8.13%       06/01/06                  15,000        16,425
United Dominion Realty Trust Inc.
6.50%       06/15/09                  15,000        16,942
US Bank National Assoc.
2.85%       11/15/06                  20,000        20,335
Valero Energy Corp.
7.50%       04/15/32                  85,000       100,648
Verizon Global Funding Corp.
7.75%       12/1/30 - 06/15/32        80,000        97,174
Verizon Pennsylvania Inc. (Series A)
5.65%       11/15/11                  10,000        10,776
VF Corp.
6.00%       10/15/33                  15,000        15,254(b)
Wachovia Corp.
4.95%       11/01/06                  50,000        53,410
Walt Disney Co.
6.75%       03/30/06                  10,000        10,878
Washington Mutual Inc.
5.63%       01/15/07                   5,000         5,409
Waste Management Inc.
7.38%       08/01/10                  40,000        47,077
Webster Bank
5.88%       01/15/13                  15,000        16,213(b)
Wells Fargo & Co.
5.25%       12/01/07                  20,000        21,779
Wendy's International Inc.
6.20%       06/15/14                  15,000        16,756
Weyerhaeuser Co.
6.00%       08/01/06                  95,000       102,483
6.13%       03/15/07                  40,000        43,761
7.38%       03/15/32                  10,000        11,494
Wisconsin Energy Corp.
5.88%       04/01/06                  10,000        10,732

TOTAL CORPORATE NOTES
  (COST $5,778,031)                              5,912,586

SOVEREIGN BONDS -- 0.5%

Bahamas Government
   International Bond
6.63%       05/15/33                  10,000        11,187(b)
Finland Government
   International Bond
4.75%       03/06/07                  80,000        85,904
Italy Government
   International Bond
4.38%       10/25/06                 100,000       105,578
Ontario Electricity Financial Corp.
7.45%       03/31/13                   5,000         6,263
Province of British Columbia
4.63%       10/03/06                  45,000        47,818




-----------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------



Province of Manitoba Canada
4.25%       11/20/06                $100,000 $     105,383
Province of New Brunswick
3.50%       10/23/07                  10,000        10,326
Province of Ontario
3.50%       09/17/07                  10,000        10,327
Province of Quebec
5.00%       07/17/09                  60,000        65,000

TOTAL SOVEREIGN BONDS
  (COST $429,662)                                  447,786

TOTAL BONDS AND NOTES
  (COST $23,344,093)                            23,706,354

                                      NUMBER
                                   OF SHARES          VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

FOREIGN PREFERRED -- 0.2%

Henkel KGaA                            1,344       111,172(j)
Porsche AG                               150        90,512

TOTAL PREFERRED STOCK
  (COST $155,984)                                  201,684

TOTAL INVESTMENTS IN SECURITIES
  (COST $82,378,813)                            89,487,231



--------------------------------------------------------------------------------
                                   NUMBER OF
                                      SHARES         VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 19.7%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                13,050,046   $13,050,046(l)
State Street Navigator Security
   Lending Prime Portfolio         5,972,252     5,972,252(e,m)

TOTAL SHORT-TERM INVESTMENTS
  (COST $19,022,298)                            19,022,298

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (12.5)%                                 (12,071,384)
                                               -----------

NET ASSETS-- 100%                              $96,438,145
                                               ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Strategic Investment Fund had the following long futures contracts open at March 31, 2004:

                           NUMBER     CURRENT
              EXPIRATION     OF      NOTIONAL    UNREALIZED
DESCRIPTION      DATE     CONTRACTS    VALUE    APPRECIATION
--------------------------------------------------------------------------------

S&P 500        June 2004      4     $1,124,900     $21,825

--------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

Q&A

                                                                     INCOME FUND
--------------------------------------------------------------------------------

PICTURED  BY ROW FROM LEFT TO RIGHT:
ROBERT MACDOUGALL, BILL HEALEY,
MARK DELANEY AND PAUL COLONNA.

[PHOTO OMITTED]

Q&A

ROBERT MACDOUGALL HAS BEEN THE PORTFOLIO MANAGER OF THE INCOME FUND SINCE ITS INCEPTION IN 1997. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY, MARK DELANEY AND PAUL COLONNA. SEE PAGE 34 FOR BIOGRAPHICAL INFORMATION.

BILL HEALEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PAUL COLONNA IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.


Q. HOW DID THE GE INSTITUTIONAL INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Institutional Income Fund advanced 2.97% for the six-month period ended March 31, 2004. The Lehman Brothers Aggregate Bond benchmark advanced 2.98% over the same period, while the Fund's Lipper peer group of 458 Intermediate Investment Grade Debt funds returned 2.79%.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. After rising in the last quarter of 2003 due to strong economic growth, interest rates fell back in the first quarter of 2004 to end the six-month period down slightly. The Treasury 2- and 10-year note yields finished at 1.57% and 3.83%, down 9 and 10 basis

                                                                     INCOME FUND
--------------------------------------------------------------------------------

    points respectively. The decline in yields, in the first quarter, resulted primarily from disappointing job growth in January and February. Treasury prices also benefited from 1) foreign central bank buying to stem the weakening US dollar and 2) a reflux of terrorist attacks. Timing expectations for the Federal Reserve Bank tightening were pushed out when the Federal Reserve Bank changed their language at their January meeting from holding policy steady "for a considerable period" to being "patient" on raising rates. Non-treasury sectors continued to perform well as yield spreads narrowed throughout the period. The corporate sector produced 102 basis points of excess return over duration-matched treasuries.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. The overweight position in commercial Mortgage Backed Securities benefited performance. Portfolio Mortgage Backed Securities performance hurt relative return slightly.


--------------------------------------------------------------------------------

                                                                     INCOME FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                        Income Fund                         LB Aggregate
11/21/97                 10,000.00                            10,000.00
3/98                     10,290.76                            10,257.76
9/98                     10,921.12                            10,941.19
3/99                     10,904.80                            10,923.66
9/99                     10,842.65                            10,901.15
3/00                     11,048.41                            11,128.07
9/00                     11,559.12                            11,663.20
3/01                     12,394.92                            12,522.51
9/01                     13,038.16                            13,173.92
3/02                     12,999.98                            13,192.21
9/02                     14,090.28                            14,306.41
3/03                     14,504.98                            14,733.83
9/03                     14,844.46                            15,080.35
3/04                     15,284.90                            15,530.21


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

                         SIX        ONE     FIVE     SINCE
                        MONTHS     YEAR     YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Income Fund              2.97%     5.38%    6.99%     6.90%       11/21/97
--------------------------------------------------------------------------------
LB Aggregate             2.98%     5.41%    7.29%     7.20%
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.


SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $264,217
(in thousands) as of March 31, 2004


[Pie chart omitted -- plot points as follows:]

Mortgage Backed 35.2%
Asset Backed & Others 26%
Corporate Notes 21.1%
Federal Agencies 8.8%
Treasuries 7.9%
Sovereign Bonds 1%




QUALITY RATINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------------------
         Moody's/S&P/                   Percentage of
         Fitch Rating+                  Market Value
--------------------------------------------------------------------------------
           Aaa / AAA                       76.36%
--------------------------------------------------------------------------------
            AA to A                        11.75%
--------------------------------------------------------------------------------
            Below A                        11.85%
--------------------------------------------------------------------------------
           NR/Other                         0.04%
--------------------------------------------------------------------------------



+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.
* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

INCOME FUND

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


BONDS AND NOTES -- 112.8%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 10.3%

U.S. Treasury Bonds
5.38%       02/15/31            $    165,000 $     179,799
5.50%       08/15/28               3,680,000     4,012,672(h)
7.13%       02/15/23               1,630,000     2,119,228(h)
7.25%       05/15/16                 760,000       981,388(h)
8.13%       08/15/19 - 08/15/21    5,596,000     7,882,975(h)
                                                15,176,062
U.S. Treasury Notes
2.00%       01/15/14               1,483,182     1,560,224
2.25%       02/15/07               3,625,000     3,656,429(j)
4.25%       11/15/13                 500,000       517,215
                                                 5,733,868

TOTAL U.S.TREASURIES
  (COST $20,025,163)                            20,909,930

FEDERAL AGENCIES -- 11.5%

Federal Home Loan Bank System
2.00%       02/13/06               2,490,000     2,503,620(h,j)
5.63%       11/15/11               1,595,000     1,765,027
                                                 4,268,647
Federal Home Loan
   Mortgage Corp.
3.85%       02/25/09                 430,000       434,251
4.63%       07/18/07               1,225,000     1,275,942(h)
4.75%       12/08/10               1,630,000     1,672,119(h)
5.00%       07/30/09               1,055,000     1,067,407(h)
                                                 4,449,719
Federal National Mortgage Assoc.
2.38%       02/15/07                 260,000       261,201
2.88%       05/19/08                 480,000       476,918(j)
3.25%       02/15/09               3,100,000     3,120,336(j)
3.75%       09/15/08               2,130,000     2,160,991(h)
4.38%       07/17/13               1,555,000     1,530,789
4.63%       10/15/13                 735,000       755,918
5.50%       07/18/12               2,895,000     3,000,841
6.00%       01/18/12                 440,000       455,743
6.25%       03/22/12                 785,000       820,490(h)
6.63%       11/15/30               1,575,000     1,871,195
                                                14,454,422

TOTAL FEDERAL AGENCIES
  (COST $22,961,164)                            23,172,788

AGENCY MORTGAGE BACKED -- 27.8%

Federal Home Loan Mortgage Corp.
5.00%       04/01/13                 456,112       477,777
6.00%       08/01/17 - 03/01/34    1,351,542     1,406,888
6.50%       01/01/27 - 02/01/34    2,438,834     2,562,883


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


7.00%       10/01/16 - 09/01/32   $    248,076  $  263,176
7.50%       09/01/12 - 09/01/33      129,608       139,077
8.00%       11/01/30                 147,404       160,124
8.50%       02/01/30 - 05/01/30      263,705       284,610
                                                 5,294,535
Federal National Mortgage Assoc.
5.50%       04/01/14 - 08/01/33    1,493,959     1,545,850
5.50%       10/01/24                 184,244       190,145(i)
6.00%       02/01/14 - 04/01/34    4,973,891     5,183,991
6.50%       06/01/17 - 03/01/34    2,236,504     2,360,352
7.00%       03/01/15 - 02/01/34     ,688,283     2,860,201(h)
7.50%       09/01/13 - 12/01/33    1,746,453     1,872,423(h)
8.00%       12/01/12 - 11/01/33    1,020,634     1,100,837
8.50%       05/01/31 - 08/01/31      186,134       200,775
9.00%       06/01/09 - 12/01/22      141,622       155,896
5.00%       TBA                   28,635,000    29,156,832(c)
5.50%       TBA                    2,000,000     2,048,750(c)
                                                46,676,052
Government National
   Mortgage Assoc.
6.00%       04/15/33 - 07/15/33      857,177       896,312
6.50%       03/15/24 - 05/15/33      719,460       760,654
7.00%       03/15/12 - 04/15/29      262,194       280,622
7.50%       08/15/31 - 10/15/33      400,624       430,897
8.00%       05/15/30 - 09/15/30       41,254        44,822
8.50%       10/15/17                  52,537        58,198
9.00%       11/15/16 - 12/15/21      197,204       219,530
5.00%       TBA                    1,500,000     1,510,313(c)
                                                 4,201,348

TOTAL AGENCY MORTGAGE BACKED
  (COST $55,693,774)                            56,171,935

AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 6.3%

Federal Home Loan
   Mortgage Corp.
4.00%       10/15/27                 633,854       639,400
4.50%       03/15/18                 607,351        84,933(g)
5.00%       12/15/13 - 07/15/31    3,091,457       333,254(g)
5.00%       02/15/34                 445,000       428,317
5.50%       04/15/17 - 06/15/33    1,443,762       270,712(g)
6.06%       12/15/30               2,489,243       291,708(g,i)
6.25%       01/15/23                  45,219        45,968
6.41%       05/25/43               1,587,515       181,324(g,i)
7.01%       05/25/43                 861,064       110,055(g,i)
7.03%       10/15/33                 280,000        230,899(i)
7.50%       01/15/16                 130,642       141,297
7.50%       07/15/27                  60,875        11,135(g)
8.67%       12/15/33                 175,000       158,002(i)
12.84%      06/15/33                 901,494       971,937(i)
15.80%      09/25/43               5,162,887        80,670(d,g,i)
                                                 3,979,611

Federal Home Loan Mortgage
   Corp. STRIPS
4.55%       08/01/27                  11,910        10,717(d,f)
8.00%       02/01//23 - 07/01/24      48,996         8,480(g)
                                                    19,197




------------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.
2.24%       06/25/43              $4,932,884 $     308,305(g,i)
4.00%       08/25/17 - 02/25/28    1,316,009     1,325,336
4.75%       11/25/14                 225,000        23,159(g)
5.00%       08/25/17                 253,371        33,097(g)
5.19%       08/25/43                 680,000       711,875
5.50%       01/25/27                 567,115        81,346(g)
5.91%       10/25/29                 804,324       123,665(g,i)
6.01%       12/25/30               1,321,129       141,608(g,i)
6.41%       05/25/18               1,719,584       227,243(g,i)
6.51%       09/25/42               7,060,823       834,453(g,i)
6.56%       04/25/17 - 10/25/17    1,882,213       254,751(g,i)
6.61%       08/25/16                 688,542        73,371(g,i)
7.01%       06/25/42               1,099,649       138,487(g,i)
7.50%       11/25/31                 366,093       402,473
8.00%       07/25/14                 455,283       489,287
12.02%      09/25/31                 507,508       551,328(i)
12.85%      05/25/17 - 12/25/17      634,529       697,319(i)
13.80%      12/25/42               1,331,587        49,310(d,g,i)
16.58%      03/25/17                  85,376        98,927(i)
18.23%      04/25/32                 187,136       213,555(i)
                                                 6,778,895

Federal National Mortgage
   Assoc. (Class S)
6.01%       02/25/31                 804,545        94,408(g,i)

Federal National Mortgage
   Assoc. REMIC
2.00%       06/25/43               7,531,202       451,872(g,i)
4.50%       11/25/13                 975,000        70,992(g)
14.21%      03/25/31                 840,662       930,771(i)
80.91%      03/25/22                     103         1,482(g)
                                                 1,455,117

Federal National Mortgage
   Assoc. REMIC (Class K)
8.00%       05/25/22                      75         1,875(g)

Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 - 01/01/24      328,653        53,446(g)
8.00%       08/01/23 - 07/01/24      104,794        18,290(g)
                                                    71,736
Government National
   Mortgage Assoc.
5.00%       02/16/34                 335,000       322,437

Vendee Mortgage Trust
3.55%       05/15/33               2,645,679        99,213(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
  (COST $13,589,522)                            12,822,489

ASSET BACKED -- 16.1%

American Express Credit Account
   Master Trust (Class A)
1.21%       12/15/08                 200,000       200,425(i)
1.69%       01/15/09                 195,000       193,666

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Bank One Issuance Trust
3.59%       05/17/10             $    90,000   $    92,913
3.76%       08/15/08                 323,000       331,579
Bank One Issuance
   Trust (Class A)
1.20%       12/15/10               3,500,000     3,507,004(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
1.46%       01/25/34                 582,411       584,316(i)
BMW Vehicle Owner
   Trust (Class B)
2.93%       03/25/09                 192,000       194,748
Capital Auto Receivables
   Asset Trust
1.18%       04/17/06                 265,000       265,220(i)
Capital One Master
   Trust (Class C)
6.70%       06/15/11                 200,000       222,580(b)
Capital One Prime Auto
   Receivables Trust
1.17%       09/17/07                 400,000       400,410(i)
Carco Auto Loan Master Trust
1.16%       11/15/06                 600,000       600,303(i,m)
CDC Mortgage Capital
   Trust (Class A)
1.58%       03/25/33                 244,203       245,747(i,m)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.34%       03/25/32                 140,584       140,920(i)
2.73%       05/25/36                 442,000       444,484
2.98%       04/25/26                 299,000       300,659
3.34%       05/25/26                 561,000       570,234
4.73%       05/25/33                  75,000        75,488
5.43%       12/25/32                 146,000       149,564
Chase Manhattan Auto Owner Trust
2.57%       02/16/10                 975,000       983,061
2.83%       09/15/10                 460,000       464,082
Citibank Credit Card Issuance Trust
1.21%       09/17/07                 600,000       600,263(i)
1.42%       03/07/08               1,012,000     1,014,757(i)
2.50%       04/07/08                 729,000       737,313
2.55%       01/20/09                 412,000       414,818
2.70%       01/15/08                 410,000       416,460
4.10%       12/07/06                 503,000       512,694
4.45%       04/07/10                 252,000       262,267
6.65%       05/15/08                  66,000        71,728
6.90%       10/15/07                 185,000       199,557
Citibank Credit Card Master Trust I
   (Class A)
5.88%       03/10/11                 167,000       186,804
Countrywide Asset-Backed
   Certificates
1.19%       11/25/23                 750,000       750,000(i)
1.34%       07/25/31                  47,019        47,052(i,m)
1.35%       05/25/32                 124,138       124,332(i)
Countrywide Home Equity Loan
   Trust (Class A)
1.32%       07/15/27                 264,089       264,447(i)
Daimler Chrysler Auto Trust
2.86%       03/09/09                 570,000       578,151




---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Daimler Chrysler Auto Trust
   (Class B)
2.85%       08/08/10             $    84,000   $    83,652
Discover Card Master Trust I
   (Class A)
1.27%       09/18/07 - 11/15/07    1,007,000     1,008,901(i,m)
Federal National
   Mortgage Assoc.
3.95%       12/26/31                 280,000       287,396
First US.A. Credit Card Master
   Trust (Class A)
1.23%       11/19/08               1,400,000     1,403,316(i)
Fleet Credit Card Master Trust II
   (Class A)
1.23%       04/15/10               2,200,000     2,205,414(i)
2.40%       07/15/08                 199,000       201,123
5.60%       12/15/08                 673,000       723,327
Fleet Home Equity Loan Trust
   (Class A)
1.34%       01/20/33                 632,055       632,574(i)
Ford Credit Auto Owner Trust
   (Class B)
4.79%       11/15/06                 312,000       323,040
Green Tree Financial Corp.
6.90%       04/15/18                   5,710         5,775
Household Automotive Trust
1.39%       07/17/09                 500,000       501,835(i)
M&I Auto Loan Trust
2.97%       04/20/09                 183,000       185,737
MBNA Credit Card Master Note
   Trust (Class C)
4.05%       01/15/08                 156,000       160,287
MBNA Master Credit Card Trust
   U.S.A. (Class A)
1.25%       12/17/07                 250,000       250,390(i,m)
1.35%       08/15/08                 700,000       703,294(i)
Mellon Bank Premium Finance
   Loan Master trust (Class A)
1.29%       06/15/06               1,000,000     1,000,210(i)
Nissan Auto Receivables
   Owner Trust
2.05%       03/16/09                 169,000       167,923
3.21%       03/16/09                 458,000       467,536
Peco Energy Transition Trust
6.52%       12/31/10                 169,000       194,919
PSE&G Transition Funding LLC
6.61%       06/15/15                 300,000       351,513
Residential Asset Mortgage
   Products Inc.
1.33%       03/25/34                 200,000       199,883(i)
1.39%       01/25/34                 778,543       779,333(i,m)
1.42%       07/25/32                 642,312       642,673(i)
Residential Asset Securities Corp.
1.34%       07/25/32                 165,460       165,530(i)
1.36%       04/25/32               1,122,253     1,124,645(i)
1.46%       01/25/33                 981,931       984,813(i)
2.64%       07/25/29                 168,000       166,845(i)
3.02%       05/25/29                 168,000       169,417(i)
3.32%       03/25/29                 139,000       140,885(i)

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Saxon Asset Securities Trust
1.49%       12/25/32                $218,861 $     219,442(i)
SLM Student Loan Trust
2.99%       12/15/22                 827,000       840,956(b)
West Penn Funding LLC
   Transition Bonds
6.81%       09/25/08                  75,051        79,928

TOTAL ASSET BACKED
  (COST $32,340,468)                            32,520,558

CORPORATE NOTES -- 27.6%

Albertson's Inc.
7.45%       08/01/29                 135,000       153,598
Allstate Financial Global Funding
5.25%       02/01/07                 265,000       285,005(b)
Altria Group Inc.
7.00%       11/04/13                 130,000       143,270
Amerada Hess Corp.
7.30%       08/15/31                 170,000       181,579
American Express Credit Corp.
1.18%       12/15/06                 400,000       399,806(i)
American General Finance Corp.
1.28%       11/15/06                 500,000       500,004(i)
American Honda Finance Corp.
1.29%       08/15/06                 650,000       650,915(b,i)
American Standard Inc.
7.38%       04/15/05                 260,000       273,000
7.63%       02/15/10                 185,000       214,137
Anadarko Petroleum Corp.
5.00%       10/01/12                 180,000       187,091
Appalachian Power Co.
   (Series E)
4.80%       06/15/05                 230,000       238,019
Appalachian Power Co.
   (Series G)
3.60%       05/15/08                 135,000       136,224
Arizona Public Service Co.
5.63%       05/15/33                 125,000       120,598
AT&T Corp.
8.05%       11/15/11                 220,000       256,935(n)
AT&T Wireless Services Inc.
7.35%       03/01/06                 180,000       197,194
Banco Bradesco S.A.
8.75%       10/24/13                 180,000       189,000(b)
Bank of America Corp.
1.27%       02/17/09                 265,000       265,387(i)
3.88%       01/15/08                 145,000       150,282
7.40%       01/15/11                 185,000       221,588
Bank One Corp.
6.50%       02/01/06                 325,000       352,110
BB&T Corp.
4.75%       10/01/12                 115,000       118,416
6.38%       06/30/25                 230,000       243,768(i)
Belo Corp.
8.00%       11/01/08                 175,000       208,460
British Sky Broadcasting PLC.
6.88%       02/23/09                 260,000       296,527


---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------



British Telecommunications PLC.
8.38%       12/15/10                $170,000 $     209,564(n)
Burlington Northern
   Santa Fe Corp.
8.13%       04/15/20                 285,000       366,234
Campbell Soup Co.
5.50%       03/15/07                 230,000       249,312
Carolina Power & Light Co.
6.13%       09/15/33                  80,000        84,486
Cendant Corp.
6.25%       01/15/08                 345,000       378,846
Citizens Communications Co.
9.25%       05/15/11                 185,000       203,780
City National Corp.
5.13%       02/15/13                 195,000       200,823
Comcast Cable Communications
6.38%       01/30/06                 420,000       451,043
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13                  25,000        31,054
Comcast Corp.
5.85%       01/15/10                 160,000       174,037
ConAgra Foods Inc.
6.00%       09/15/06                 280,000       303,709
ConocoPhillips Holding Co.
6.95%       04/15/29                 150,000       174,871
Consolidated Edison Co
   of New York
5.63%       07/01/12                 170,000       185,635
Consolidated Natural Gas Co.
5.38%       11/01/06                 255,000       273,579
Consolidated Rail Corp.
9.75%       06/15/20                 275,000       390,712
Countrywide Home Loans Inc.
5.63%       05/15/07                 265,000       288,276
COX Enterprises Inc.
8.00%       02/15/07                 245,000       280,284(b)
CSX Corp.
5.50%       08/01/13                 150,000       157,600
DaimlerChrysler NA
   Holding Corp.
6.50%       11/15/13                 385,000       416,468
7.25%       01/18/06                 150,000       162,826
Delhaize America Inc.
7.38%       04/15/06                 230,000       248,112
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 470,000       482,219
5.25%       07/22/13                 230,000       239,282
Devon Financing Corp. ULC.
7.88%       09/30/31                 230,000       279,544
Dominion Resources Inc.
   (Series B)
4.13%       02/15/08                 185,000       191,296
Duke Capital LLC
4.37%       03/01/09                 110,000       111,247
6.25%       02/15/13                 185,000       198,129

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Duke Energy Corp.
4.50%       04/01/10                $150,000 $     155,349
5.38%       01/01/09                  91,000        96,918
El Paso Electric Co. (Series D)
8.90%       02/01/06                 275,000       307,176
EOP Operating LP
7.25%       02/15/18                 340,000       400,150
7.75%       11/15/07                 240,000       278,080
Equitable Resources Inc.
5.15%       11/15/12                 235,000       250,238
European Investment Bank
4.63%       03/01/07                  30,000        32,072
FedEx Corp.
2.65%       04/01/07                 280,000       279,934(b)
FirstEnergy Corp. (Series A)
5.50%       11/15/06                 370,000       393,416
FirstEnergy Corp. (Series C)
7.38%       11/15/31                 185,000       206,218
Ford Motor Co.
7.45%       07/16/31                 180,000       180,003
Ford Motor Credit Co.
5.63%       10/01/08                 455,000       469,791
7.38%       10/28/09 - 02/01/11      520,000       569,464
General Mills Inc.
3.88%       11/30/07                 265,000       274,051
5.13%       02/15/07                 380,000       405,476
General Motors Acceptance Corp.
2.00%       05/18/06                 265,000       263,860(i)
5.85%       01/14/09                 170,000       180,048
6.13%       09/15/06                 294,000       314,870
6.75%       01/15/06                 295,000       315,446
6.88%       09/15/11 - 08/28/12      560,000       605,871
7.25%       03/02/11                  47,000        52,081
General Motors Corp.
7.20%       01/15/11                 190,000       207,527
Georgia Power Co.
4.88%       07/15/07                 305,000       325,237
Glencore Funding LLC
6.00%       04/15/14                 190,000       188,641(b)
Goldman Sachs Group Inc.
1.28%       01/09/07                 590,000       590,252(i)
1.29%       08/18/06                 680,000       681,426(i)
5.25%       10/15/13                 115,000       119,112
6.60%       01/15/12                  55,000        62,869
Goodrich Corp.
7.10%       11/15/27                 200,000       219,605
Grupo Televisa S.A.
8.00%       09/13/11                 165,000       193,050
8.50%       03/11/32                  45,000        50,287
Halliburton Co.
8.75%       02/15/21                 220,000       277,395
HBOS PLC.
3.13%       01/12/07                 170,000       173,536(b)
HCA Inc.
5.25%       11/06/08                 280,000       289,424
7.13%       06/01/06                 190,000       205,456
Historic TW Inc.
7.75%       06/15/05                 225,000       240,914




---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------



Household Finance Corp.
2.67%       12/16/04             $   200,000 $     202,155(i)
3.38%       02/21/06                 140,000       143,602
6.38%       11/27/12                 270,000       305,146
6.50%       01/24/06                 415,000       448,867
HSBC Capital Funding LP
4.61%       12/29/49                 435,000       421,613(b,i)
9.55%       12/31/49                  64,000        83,083(b,i)
Hudson United Bank
7.00%       05/15/12                 395,000       454,042
Humana Inc.
6.30%       08/01/18                 175,000       191,690
Huntington National Bank
2.75%       10/16/06                 235,000       237,374
Hydro Quebec
8.25%       04/15/26                  95,000       131,513
Intelsat Ltd.
6.50%       11/01/13                 240,000       259,191
International Business Machines
   Corp.
1.24%       09/10/04                 500,000       500,342(i)
International Paper Co.
5.85%       10/30/12                 305,000       327,548(n)
6.75%       09/01/11                 155,000       177,076
iStar Financial Inc.
2.36%       03/12/07                 195,000       195,000(b,i)
4.88%       01/15/09                 325,000       328,250(b)
John Deere Capital Corp.
4.13%       07/15/05                 160,000       165,214
John Hancock Global Funding II
5.63%       06/27/06                 347,000       374,040(b)
Kellogg Co. (Series B)
6.60%       04/01/11                 110,000       127,032
7.45%       04/01/31                 113,000       139,207
Keycorp
4.63%       05/16/05                 135,000       139,579
KFW International Finance
4.75%       01/24/07                  90,000        96,359
Kinder Morgan Energy Partners LP
7.75%       03/15/32                 190,000       230,965
Kinder Morgan Inc.
6.50%       09/01/12                 235,000       264,313
Kraft Foods Inc.
5.25%       06/01/07                 155,000       166,411
Kroger Co.
7.65%       04/15/07                 270,000       307,020
Liberty Media Corp.
2.61%       09/17/06                 760,000       772,692(i)
Lockheed Martin Corp.
8.50%       12/01/29                  55,000        73,524
Masco Corp.
6.75%       03/15/06                 255,000       277,781
May Department Stores Co.
8.50%       06/01/19                 105,000       136,614
Medco Health Solutions Inc.
7.25%       08/15/13                 280,000       315,671
Merrill Lynch & Co. Inc.
1.40%       01/14/05               2,000,000     2,004,448(i,m)
3.38%       09/14/07                 270,000       277,124

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Metropolitan Life Global
   Funding I
4.75%       06/20/07               $  95,000 $     102,835(b)
Midamerican Energy
   Holdings Co.
3.50%       05/15/08                 260,000       259,875
Morgan Stanley
1.28%       01/12/07                 552,000       552,378(i)
4.25%       05/15/10                  55,000        56,311
National Rural Utilty
   Co-op Finance
6.00%       05/15/06                 236,000       255,207
Nationwide Mutual Insurance Co.
7.88%       04/01/33                 185,000       226,174(b)
NB Capital Trust IV
8.25%       04/15/27                 229,000       267,404
Nisource Finance Corp.
5.40%       07/15/14                 340,000       351,125
Noble Energy Inc.
8.00%       04/01/27                 255,000       306,284
Norfolk Southern Corp.
6.00%       04/30/08                  55,000        61,127
Norsk Hydro AS.A.
7.25%       09/23/27                 220,000       266,159
Northeast Utilities (Series B)
3.30%       06/01/08                 170,000       168,489
Ocean Energy Inc.
4.38%       10/01/07                 230,000       240,940
Ohio Power Co. (Series E)
6.60%       02/15/33                  95,000       105,173
Oncor Electric Delivery Co.
6.38%       01/15/15                 210,000       234,977
7.25%       01/15/33                  90,000       106,319
Pacific Gas & Electric Co.
1.81%       04/03/06                 965,000       968,252(i)
Panhandle Eastern Pipe Line
4.80%       08/15/08                 265,000       276,528
Pemex Finance Ltd.
9.03%       02/15/11                 398,000       486,507
9.69%       08/15/09                 140,000       165,523
Pemex Project Funding
   Master Trust
7.38%       12/15/14                 150,000       167,100
Pepco Holdings Inc.
5.50%       08/15/07                 285,000       307,681
Petrobras International
   Finance Co.
9.75%       07/06/11                 160,000       182,400
Petro-Canada
5.35%       07/15/33                 145,000       131,902
Petroleos Mexicanos
9.50%       09/15/27                 242,000       304,012
Pioneer Natural Resources Co.
6.50%       01/15/08                 345,000       384,252
Principal Life Global Funding I
5.25%       01/15/13                 235,000       247,136(b)
Procter & Gamble - ESOP
   (Series A)
9.36%       01/01/21                 475,000       659,282




---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Progress Energy Inc.
5.85%       10/30/08                $230,000  $    251,038
7.75%       03/01/31                 210,000       251,441
Progressive Corp.
6.25%       12/01/32                  15,000        16,318
PSI Energy Inc.
6.65%       06/15/06                 190,000       206,757
Public Service Co. of
   New Mexico
4.40%       09/15/08                 275,000       283,842
Public Service Electric & Gas
5.00%       01/01/13                 230,000       239,585
Puget Energy Inc.
3.36%       06/01/08                 170,000       167,870
Quest Diagnostics
6.75%       07/12/06                 155,000       169,913
Rouse Co.
3.63%       03/15/09                 240,000       238,296
Royal Bank of Scotland
   Group PLC.
7.65%       08/31/49                  78,000        94,862(i)
8.82%       03/31/49                 649,000       692,999
Royal Bank of Scotland
   Group PLC. ADR
9.12%       03/31/49                 247,000       315,565
Royal KPN N.V.
8.38%       10/01/30                 185,000       240,597
Safeco Corp.
4.20%       02/01/08                  95,000        98,531
Shurgard Storage Centers Inc.
5.88%       03/15/13                 290,000       301,371
Southern California Edison Co.
7.63%       01/15/10                 224,000       266,110
8.00%       02/15/07                 185,000       212,063
Sprint Capital Corp.
6.13%       11/15/08                 170,000       187,640
7.63%       01/30/11                 180,000       210,000
8.38%       03/15/12                 255,000       310,565
8.75%       03/15/32                 180,000       227,471
Standard Chartered Bank
8.00%       05/30/31                 365,000       460,438(b)
Suncor Energy Inc.
5.95%       12/01/34                 280,000       292,214
Telecom Italia Capital S.A.
   (Series C)
6.38%       11/15/33                 295,000       307,751(b)
Telefonica Europe BV
8.25%       09/15/30                 185,000       241,389
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                 200,000       204,020(b)
8.25%       01/26/06                 375,000       411,600
TELUS Corp.
7.50%       06/01/07                 310,000       352,618
Textron Inc.
4.50%       08/01/10                 255,000       263,990
Time Warner Cos. Inc.
7.57%       02/01/24                 135,000       155,108

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Time Warner Inc.
7.70%       05/01/32                $180,000  $    213,020
Travelers Property Casualty Corp.
6.38%       03/15/33                 215,000       228,203
Turner Broadcasting System Inc.
8.38%       07/01/13                 492,000       612,536
TXU Energy Co.
7.00%       03/15/13                 310,000       355,793
Tyco International Group S.A.
5.80%       08/01/06                 275,000       292,173
Tyson Foods Inc.
7.25%       10/01/06                 185,000       201,254
Union Pacific Corp.
6.65%       01/15/11                 190,000       218,583
Union Planters Bank NA
5.13%       06/15/07                 310,000       331,319
Unisys Corp.
6.88%       03/15/10                 150,000       165,000
8.13%       06/01/06                 155,000       169,725
United Dominion Realty
   Trust Inc.
6.50%       06/15/09                 225,000       254,128
US Bank National Assoc.
2.85%       11/15/06                 315,000       320,282
Valero Energy Corp.
6.88%       04/15/12                  85,000        97,756
7.50%       04/15/32                 325,000       384,829
Verizon Global Funding Corp.
7.75%       12/01/30 - 06/15/32      265,000       321,880
Verizon Pennsylvania Inc.
   (Series A)
5.65%       11/15/11                 370,000       398,699
VF Corp.
6.00%       10/15/33                 255,000       259,313(b)
Wachovia Corp.
4.95%       11/01/06                 274,000       292,689
Walt Disney Co.
6.75%       03/30/06                 185,000       201,247
Washington Mutual Inc.
5.63%       01/15/07                  25,000        27,043
Waste Management Inc.
7.38%       08/01/10                 265,000       311,887
Webster Bank
5.88%       01/15/13                 230,000       248,593(b)
Wells Fargo & Co.
5.25%       12/01/07                 245,000       266,795
Wendy's International Inc.
6.20%       06/15/14                 160,000       178,735
Weyerhaeuser Co.
6.00%       08/01/06                 275,000       296,660
6.13%       03/15/07                 150,000       164,104
7.38%       03/15/32                 205,000       235,633
Wisconsin Energy Corp.
5.88%       04/01/06                 230,000       246,844

TOTAL CORPORATE NOTES
  (COST $53,717,620)                            55,653,647




---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS -- 11.9%

Bear Stearns Commercial
   Mortgage Securities
3.87%       02/11/41              $  521,000 $     523,842
3.88%       08/13/39                 549,000       559,483
4.68%       08/13/39                 499,000       510,251
4.72%       02/11/41                 521,000       523,843
6.02%       02/14/31                 258,000       287,791
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%       02/14/31                  34,000        38,277
CalSTRS Trust
4.13%       11/20/12                 522,000       545,263(b)
Citicorp Mortgage Securities Inc.
6.13%       08/25/32                 309,973       322,759(i)
Crusade Global Trust (Class A)
1.36%       09/18/34                 637,341       637,998(i,m)
CS First Boston Mortgage
   Securities Corp.
5.11%       09/15/34                  99,000       106,170
5.44%       09/15/34                 594,000       644,534
6.13%       04/15/37                 100,000       112,745
DLJ Commercial Mortgage Corp.
6.24%       11/12/31                 442,000       496,246
First Horizon Asset Securities Inc.
6.25%       09/25/32                 206,683       208,621
First Union-Lehman
   Brothers-Bank of America
6.56%       11/18/35                 289,000       326,216
GMAC Commercial Mortgage
   Securities Inc.
6.42%       05/15/35               2,102,000     2,369,729
Homeside Mortgage Securities
   Trust (Class A)
1.31%       01/20/27                 348,707       349,126(i)
Impac CMB Trust
1.37%       08/25/32                 359,666       360,060(i)
1.47%       12/25/33                 832,199       834,570(i)
Interstar Millennium Trust
   (Class A)
1.31%       03/14/36                 200,000       200,000(i,m)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.39%       01/12/39               4,390,000       260,911(b,g,i)
4.92%       10/15/37                 332,000       344,233(i)
6.47%       11/15/35                 257,000       294,803
KSL Resorts
1.64%       05/15/13                 200,000       200,060(b,i)
LB-UBS Commercial
   Mortgage Trust
0.00%       09/15/37               3,847,956        64,934(b,d,g,i)
1.05%       01/15/36               6,500,000       337,188(b,g,i)
1.41%       03/01/36               4,417,000       259,499(b,g,i)

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

2.83%       03/15/34              $1,273,000   $    32,919(b,d,g,i)
3.25%       03/01/29               1,045,000     1,043,694
4.06%       09/15/27                 549,000       565,079(i)
4.37%       03/01/36                 281,000       279,068
4.53%       01/15/36               1,852,000       150,620(b,d,g)
4.93%       09/15/35                 495,000       515,400(i)
6.13%       12/15/30                 175,000       197,537
6.17%       04/15/37               3,966,356        84,285(b,d,g,i)
6.23%       03/15/26                  75,000        84,410
6.24%       01/15/36               3,757,000       105,666(b,d,g,i)
6.65%       11/15/27               1,486,000     1,720,245
7.67%       03/01/36               4,705,000       129,387(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16                  65,000        75,034(b)
Master Alternative Loans Trust
5.00%       08/25/18                 405,625        42,591(g)
Master Asset Securitization Trust
6.31%       09/25/32                 162,121       164,977(i)
Morgan Stanley Capital I
4.66%       09/13/45                 363,000       368,758
6.53%       03/15/31                 446,000       505,586
7.11%       04/15/33                 245,000       285,850
Morgan Stanley Capital I
   (Class D)
7.08%       07/15/30                 155,000       178,210(i)
Morgan Stanley Dean Witter
   Capital I
1.56%       02/01/31               1,564,841        86,346(b,g,i)
2.54%       10/15/35               2,139,000        56,419(b,d,g,i)
3.11%       04/15/34               1,373,000        39,338(b,d,g,i)
5.72%       12/18/32                 551,000       607,710
6.39%       10/15/35                 320,000       366,446
6.54%       02/15/31                 440,000       495,401
Nomura Asset Securities Corp.
6.59%       03/15/30                 783,000       887,408
Puma Finance Ltd. (Class A)
1.33%       03/25/34 - 10/11/34    1,056,694     1,058,218(i)
Residential Accredit Loans Inc.
1.36%       03/25/34                 500,000       500,000(i,m)
Wachovia Bank Commercial
   Mortgage Trust
1.61%       03/15/15                 140,000       140,303(b,i,m)
1.99%       03/15/15                 100,000       100,695(b,i)
3.89%       11/15/35               1,200,000     1,232,132
Wachovia Bank Commercial
   Mortgage Trust (Class B)
1.51%       03/15/15                 180,000       180,310(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
  (COST $23,265,641)                            23,999,194

---------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                                     INCOME FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

SOVEREIGN BONDS -- 1.3%

Bahamas Government
   International Bond
6.63%       05/15/33                $210,000    $  234,935(b)
Italy Government
   International Bond
4.38%       10/25/06                  57,000        60,180
4.63%       06/15/05                 265,000       275,338
Ontario Electricity
   Financial Corp.
7.45%       03/31/13                 585,000       732,798
Province of British Columbia
4.63%       10/03/06                 238,000       252,905
Province of Manitoba Canada
4.25%       11/20/06                 379,000       399,403
Province of New Brunswick
3.50%       10/23/07                 230,000       237,486
Province of Ontario
3.50%       09/17/07                 235,000       242,681
5.13%       07/17/12                  40,000        43,299
Province of Saskatchewan
   Canada
8.00%       02/01/13                  95,000       122,720

TOTAL SOVEREIGN BONDS
  (COST $2,485,847)                              2,601,745

TOTAL INVESTMENTS IN SECURITIES -- 112.8%
  (COST $224,079,199)                          227,852,286


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------




SHORT-TERM INVESTMENTS -- 18.0%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
  (COST $36,364,763)              36,364,763  $ 36,364,763(l,m)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (30.8)%                               (62,245,798)
                                              ------------


NET ASSETS-- 100%                             $201,971,251
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Income Fund had the following long futures contracts open at March 31, 2004:

                              NUMBER    CURRENT
                EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION        DATE      CONTRACTS   VALUE  APPRECIATION
------------------------------------------------------------

U.S. Treasury
   Notes 10 Yrs. June 2004       4    $  461,625   $ 1,250
U.S. Treasury
   Notes 5 Yrs.  June 2004      41     4,656,063    32,719
                                                   -------
                                                   $33,969
                                                   =======

-------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------
Q&A

DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.


Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2004?

A. For the six months ended March 31, 2004, the GE Institutional Money Market Fund advanced 0.45% and the 90-day Treasury Bill benchmark returned 0.48%. The average return posted by the Lipper peer group representing 290 Institutional Money Market funds was 0.34%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund's return for the period compared favorably versus its peer group. Active management of the fund's average maturity reflecting our view on monetary policy and its subsequent impact on short rates was the key driver of fund performance.



PICTURED TO THE RIGHT:
DONALD J. DUNCAN

[PHOTO OMITTED]

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------
 CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line graph omitted -- plot points as follows:]

                               Money Market Fund                  90 Day T-bill
12/2/97                            10,000.00                        10,000.00
3/98                               10,178.79                        10,170.98
9/98                               10,453.23                        10,423.88
3/99                               10,709.44                        10,653.11
9/99                               10,967.80                        10,900.06
3/00                               11,273.17                        11,193.12
9/00                               11,627.79                        11,526.47
3/01                               11,981.73                        11,843.10
9/01                               12,222.08                        12,046.46
3/02                               12,351.22                        12,157.71
9/02                               12,456.90                        12,260.19
3/03                               12,542.75                        12,336.40
9/03                               12,605.24                        12,396.97
3/04                               12,662.06                        12,456.60

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                        SIX      ONE   FIVE      SINCE
                      MONTHS    YEAR   YEAR    INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Money Market
  Fund                  0.45%  0.95%  3.40%      3.80%        12/2/97
--------------------------------------------------------------------------------
90 Day T-Bill           0.48%  0.97%  3.18%      3.53%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.


SECTOR ALLOCATION
AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $70,719
(in thousands) as of March 31, 2004



[Pie chart omitted -- plot points as follows:]

Commercial Paper 36.1%
U.S. Governments 26%
Yankee Certificates of Deposit 16%
Repurchase Agreements 15.5%
Asset Backed 6.2%
Time Deposit 0.2%


FUND YIELD
AT MARCH 31, 2004
--------------------------------------------------------------------------------
                                  FUND        IBC MONEY FUND
--------------------------------------------------------------------------------
7-DAY CURRENT                    0.87%            0.51%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                  0.87%            0.51%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT MARCH 31, 2004.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 58 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                               MONEY MARKET FUND
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

MONEY MARKET FUND

--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------





SHORT-TERM INVESTMENTS -- 100.0%+
--------------------------------------------------------------------------------


U.S. GOVERNMENTS -- 26.0%

U.S. AGENCIES

Federal Agricultural
   Mortgage Corp.
1.43%       04/01/05              $1,710,000   $ 1,710,000(d)

Federal Home Loan Bank System
1.31%       04/15/04               2,300,000     2,302,129(d)

Federal Home Loan Mortgage Corp.
1.06%       08/17/04               3,190,000     3,177,099(d)
1.26%       07/15/04               2,130,000     2,160,352(d)
                                                 5,337,451
Federal National Mortgage Assoc.
0.99%       06/17/04               1,760,000     1,759,925(d,i)
1.03%       04/01/04               1,110,000     1,110,000(d)
1.11%       05/19/04               1,950,000     1,947,140(d)
1.16%       08/20/04                 600,000       597,297(d)
1.17%       08/27/04               1,210,000     1,204,230(d)
1.30%       12/10/04               2,430,000     2,407,970(d)
                                                 9,026,562

TOTAL U.S. GOVERNMENTS
   (COST $18,376,142)                           18,376,142


COMMERCIAL PAPER -- 36.1%

Abbey National PLC.
1.01%       04/01/04               2,830,000     2,830,000
Banc One Corp.
1.03%       05/27/04               2,830,000     2,825,488
Bank America Corp.
1.04%       06/04/04               2,830,000     2,824,768
Barclays PLC.
1.06%       04/05/04               2,860,000     2,859,663
Canadian Imperial Holding Inc.
1.04%       05/11/04               2,850,000     2,846,707
Credit Suisse
1.05%       06/01/04               2,840,000     2,834,947
ING Group
1.04%       05/10/04               2,840,000     2,836,800
JP Morgan Chase Bank
1.03%       04/14/04               2,840,000     2,838,944
Morgan Stanley Dean Witter
1.02%       04/08/04               2,830,000     2,829,439

TOTAL COMMERCIAL PAPER
   (COST $25,526,756)                           25,526,756



--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------



REPURCHASE AGREEMENTS -- 15.5%

Barclays US Funding
1.06% dated 3/31/04, to be
repurchased at $5,540,163 on
04/01/04, collateralized by
$5,540,682 Coupon Rates,
ranging from 0.00% to 7.13%
maturing 5/14/04 to 1/15/30       $5,540,000  $  5,540,000
Goldman Sachs
1.07% dated 3/31/04, to be
repurchased at $5,400,161 on
04/01/04, collateralized by
$5,400,578 Coupon Rate
0.0% maturing 4/16/04
and 2/8/05                         5,400,000     5,400,000

TOTAL REPURCHASE AGREEMENTS
   (COST $10,940,000)                           10,940,000

ASSET BACKED -- 6.2%
Chase Manhattan Auto Owner Trust
1.06%       08/16/04                  20,127        20,127
1.08%       03/15/05                 680,000       680,000
HBOS PLC.
1.03%       06/23/04               2,830,000     2,823,279
Honda Auto Receivables Owner Trust
1.11%       09/13/04                 409,126       409,126
1.14%       01/07/05                 454,601       454,601

TOTAL ASSET BACKED
   (COST $4,387,133)                             4,387,133

YANKEE CERTIFICATES OF DEPOSIT -- 16.0%
Dexia Bank NY
1.03%       05/17/04               2,830,000     2,830,000
Societe Generale
1.03%       04/02/04               2,840,000     2,840,000
Toronto-Dominion Bank
1.02%       04/29/04               2,830,000     2,830,000
Wells Fargo Certificate of Deposit
1.02%       04/15/04               2,830,000     2,830,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $11,330,000)                           11,330,000


TIME DEPOSIT -- 0.2%
State Street Bank
0.94%       04/01/04
   (COST $158,580)                   158,580       158,580 (d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $70,718,611)                           70,718,611

OTHER ASSETS AND LIABILITIES,
   NET-- 0.0 %*                                     16,570
                                               -----------

NET ASSETS-- 100%                              $70,735,181
                                               ===========




-----------
See Notes to Schedules of Investments on page 59 and Notes to Financial Statements.

                                 NOTES TO PERFORMANCE March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the Russell Mid Cap Value Index (Russell Mid Cap Value), the Russell 2000 Index (Russell
2000), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) and the Lehman Brothers Aggregate Bond Index (LB Aggregate), are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The S&P 500/BARRA Value Index contains firms with higher book-to-price ratios. The Russell Mid Cap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Strategic Investment Fund for which we use the specific Lipper peer group and the Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Standard & Poor's, S&P and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

                                NOTES TO SCHEDULES OF INVESTMENTS March 31, 2004
--------------------------------------------------------------------------------
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments. The prospectus should be read carefully before investing.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, these securities amounted to $4,074,188, $9,653,208 and $364,794 or 0.87%, 4.78% and 0.38% of net assets for the International Equity, Income and Strategic Investment Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent and SSgA Funds Management, Inc.; the Fund's sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.


(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2004.

(j)  All or a portion of security out on loan.

(k)  Step coupon bond. Interest rate shown reflects rate at March 31, 2004.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Short-Term Investment Fund.

(m) All or a portion of the security purchased with collateral from securities lending.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

 +   Percentages are based on net assets as of March 31, 2004.

 *   Less than 0.01%.

Abbreviations:

ADR         American Depositary Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SDR         Swedish Depositary Receipt

SPDR        Standard and Poors Depository Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Security

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------


                                                                                U.S.
                                                                              EQUITY
                                                                                FUND
                                        --------------------------------------------------------------------------------------------
                                                                       INVESTMENT CLASS
                                        ------------------------------------------------------------------------------------------
                                          3/31/04+     9/30/03         9/30/02         9/30/01           9/30/00          9/30/99
                                        ------------------------------------------------------------------------------------------
INCEPTION DATE                              --            --              --              --                --            11/25/97
Net asset value, beginning
   of period ......................     $   10.20   $     8.54       $    10.43      $    13.90        $    13.19        $   10.62
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ..........          0.14         0.11(i)          0.11            0.11              0.10             0.11
   Net realized and unrealized
    gains (losses) on
    investments ...................          1.03         1.65            (1.88)          (2.33)             1.53             2.84
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...........          1.17         1.76            (1.77)          (2.22)             1.63             2.95
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........          0.11         0.10             0.12            0.12              0.09             0.13
   Net realized gains .............            --           --               --            1.13              0.83             0.25
   Return of capital ..............            --           --               --              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............          0.11         0.10             0.12            1.25              0.92             0.38
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ....     $   11.26   $    10.20       $     8.54      $    10.43        $    13.90        $   13.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..................        11.53%       20.70%          (17.28%)        (17.49%)           12.70%           28.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) ................     $ 330,591   $  302,846       $  200,647      $  237,144        $  269,728        $ 160,980
   Ratios to average net assets:
     Net investment income* .......         1.16%        1.17%            1.02%           0.90%             0.90%            0.92%
     Expenses* ....................         0.37%        0.38%            0.38%           0.38%             0.38%            0.41%
     Portfolio turnover rate ......           15%          27%              51%             47%               48%              45%





                                                                    U.S.
                                                                  EQUITY
                                                                    FUND
                                    --------------------------------------------------------------------
                                                               SERVICE CLASS
                                    --------------------------------------------------------------------
                                     3/31/04+          9/30/03            9/30/02              9/30/01(G)
                                    --------------------------------------------------------------------
INCEPTION DATE                           --               --                 --                  1/3/01
Net asset value, beginning
   of period ....................... $  10.18         $    8.52          $  10.41               $  12.28
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ...........     0.13              0.09(i)           0.09                   0.06
   Net realized and unrealized
    gains (losses) on
    investments ....................     1.03              1.64             (1.89)                 (1.93)
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............     1.16              1.73             (1.80)                 (1.87)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........     0.09              0.07              0.09                     --
   Net realized gains ..............       --                --                --                     --
   Return of capital ...............       --                --                --                     --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................     0.09              0.07              0.09                     --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..... $  11.25          $  10.18         $    8.52               $  10.41
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................   11.41%            20.38%           (17.53%)               (15.23%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) ................. $ 24,743          $ 22,033         $  18,087               $ 25,669
   Ratios to average net assets:
     Net investment income* ........    0.92%             0.93%             0.76%                  0.66%
     Expenses* .....................    0.62%             0.63%             0.63%                  0.63%
     Portfolio turnover rate .......      15%               27%               51%                    47%



                                                                                 S&P 500
                                                                                   INDEX
                                                                                    FUND
                                       -------------------------------------------------------------------------------------
                                                                             INVESTMENT CLASS
                                       -------------------------------------------------------------------------------------
                                        3/31/04+        9/30/03         9/30/02         9/30/01       9/30/00       9/30/99
                                       -------------------------------------------------------------------------------------
INCEPTION DATE                             --              --              --              --            --         11/25/97
Net asset value, beginning
   of period .......................... $   9.59       $    7.80       $  10.05        $  15.17     $    13.74      $  10.85
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ..............     0.09            0.16           0.11            0.22           0.15          0.18
   Net realized and unrealized
    gains (losses) on
    investments .......................     1.24            1.73          (2.13)          (3.97)          1.73          2.88
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............     1.33            1.89          (2.02)          (3.75)          1.88          3.06
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..............     0.18            0.10           0.23            0.15           0.18          0.17
   Net realized gains .................       --              --             --            1.22           0.27            --
   Return of capital ..................       --              --             --              --           0.00(c)         --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................     0.18            0.10           0.23            1.37           0.45          0.17
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ........ $  10.74       $    9.59      $    7.80        $  10.05     $    15.17      $  13.74
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ......................   13.93%          24.34%        (20.74%)        (26.83%)        13.83%        28.41%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .................... $ 89,746       $  81,601      $  74,867        $ 46,119     $  131,458      $ 26,359
   Ratios to average net assets:
     Net investment income* ...........    1.58%           1.63%          1.45%           1.16%          1.14%         1.35%
     Expenses* ........................    0.15%           0.15%          0.15%           0.15%          0.15%         0.15%
     Portfolio turnover rate ..........       7%             16%            59%              8%            44%            7%




                                                                      VALUE
                                                                     EQUITY
                                                                       FUND
                                       ----------------------------------------------------------------------
                                                                 INVESTMENT CLASS
                                       ----------------------------------------------------------------------
                                       3/31/04+      9/30/03      9/30/02         9/30/01         9/30/00(F)
                                       ----------------------------------------------------------------------
INCEPTION DATE                             --           --           --              --             2/2/00
Net asset value, beginning
   of period ........................ $     8.49   $      7.18   $    8.71        $  10.39        $   10.00
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ............       0.06          0.11        0.10            0.11             0.04
   Net realized and unrealized
    gains (losses) on
    investments .....................       1.05          1.32       (1.53)          (1.73)            0.35
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............       1.11          1.43       (1.43)          (1.62)            0.39
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       0.11          0.12        0.10            0.04               --
   Net realized gains ...............         --            --          --            0.02               --
   Return of capital ................         --            --          --              --               --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.11          0.12        0.10            0.06               --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...... $     9.49   $      8.49   $    7.18       $    8.71        $   10.39
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................     13.14%        20.13%     (16.65%)        (15.65%)           3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .................. $  141,139   $   126,580   $  91,475       $  92,776        $ 105,754
   Ratios to average net assets:
     Net investment income* .........      1.47%         1.43%       1.25%            1.07%           1.14%
     Expenses* ......................      0.40%         0.42%       0.42%            0.42%           0.47%
     Portfolio turnover rate ........        30%           35%         36%              60%             26%




-------------
See Notes to Financial Highlights and Notes to Financial statements.

60 & 61

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
----------------------------------------------------------------------------



                                                                              MID-CAP
                                                                         VALUE EQUITY
                                                                                 FUND

                                    ---------------------------------------------------------------------------------------------
                                                                        INVESTMENT CLASS
                                    ---------------------------------------------------------------------------------------------
                                     3/31/04+       9/30/03           9/30/02         9/30/01        9/30/00          9/30/99(D)
                                    ---------------------------------------------------------------------------------------------
INCEPTION DATE                         --              --               --               --             --            12/31/98
Net asset value, beginning
  of period ......................  $  11.05       $    8.97         $  10.08        $  10.82       $    9.91         $  10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........      0.08            0.13             0.09            0.09            0.10             0.08
  Net realized and unrealized
    gains (losses) on investments       1.66            2.04            (0.85)          (0.58)           0.92            (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........      1.74            2.17            (0.76)          (0.49)           1.02            (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........      0.15            0.09             0.15            0.04            0.11               --
  Net realized gains .............      0.10              --             0.20            0.21              --               --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............      0.25            0.09             0.35            0.25            0.11               --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...  $  12.54        $  11.05        $    8.97        $  10.08       $   10.82         $   9.91
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................    15.87%          24.31%           (8.08%)         (4.68%)         10.36%           (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ...............  $ 17,898        $ 15,411        $  12,517        $ 13,696       $  13,235         $ 10,182
  Ratios to average net assets:
     Net investment income* ......     1.28%           1.34%            0.81%           0.88%           1.05%            1.00%
     Expenses* ...................     0.65%           0.65%            0.65%           0.65%           0.65%            0.65%
     Portfolio turnover rate .....        4%             22%              36%             91%             39%              18%



                                                                              SMALL-CAP
                                                                           VALUE EQUITY
                                                                                   FUND
                                    ---------------------------------------------------------------------------------------------
                                                                          INVESTMENT CLASS
                                    ---------------------------------------------------------------------------------------------
                                      3/31/04+         9/30/03         9/30/02          9/30/01          9/30/00         9/30/99
                                    ---------------------------------------------------------------------------------------------
INCEPTION DATE                            --             --               --               --               --             8/3/98
Net asset value, beginning
  of period ......................   $    10.99       $  10.14        $  12.20         $  12.63          $  10.12         $   8.91
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........         0.01           0.05(i)         0.04             0.09              0.03             0.01
  Net realized and unrealized
    gains (losses) on investments          2.35           0.98           (0.18)            0.50              2.80             1.23
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........         2.36           1.03           (0.14)            0.59              2.83             1.24
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........         0.03           0.03            0.08             0.02              0.02             0.03
  Net realized gains .............         0.06           0.15            1.84             1.00              0.30               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............         0.09           0.18            1.92             1.02              0.32             0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...   $    13.26       $  10.99        $  10.14         $  12.20          $  12.63         $  10.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................       21.54%         10.37%          (3.13%)           5.16%            28.51%           13.98%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ...............   $  154,836       $ 98,463        $ 18,773         $ 19,932          $ 19,103         $ 10,287
  Ratios to average net assets:
     Net investment income* ......        0.19%          0.50%           0.34%            0.75%             0.30%            0.13%
     Expenses* ...................        0.63%          0.66%           0.70%            0.70%             0.70%            0.70%
     Portfolio turnover rate .....          53%           111%            145%             151%              231%             216%




----------------
See Notes to Financial Highlights and Notes to Financial statements.

62 & 63

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
----------------------------------------------------------------------------

                                                                           INTERNATIONAL
                                                                                  EQUITY
                                                                                    FUND
                                     ---------------------------------------------------------------------------------------------
                                                                         INVESTMENT CLASS
                                     ---------------------------------------------------------------------------------------------
                                       3/31/04+        9/30/03          9/30/02          9/30/01        9/30/00           9/30/99
                                     ---------------------------------------------------------------------------------------------
INCEPTION DATE                             --            --               --                --             --            11/25/97
Net asset value, beginning
  of period ......................... $     8.52     $      6.93      $     8.36        $   13.46      $   12.49        $   10.06
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .............       0.12            0.14(i)         0.10             0.15           0.13             0.09
  Net realized and unrealized
    gains (losses) on investments ...       1.61            1.57           (1.41)           (3.68)          1.33             2.81
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............       1.73            1.71           (1.31)           (3.53)          1.46             2.90
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............       0.12            0.12            0.12             0.11           0.08             0.12
  Net realized gains ................         --              --              --             1.46           0.41             0.35
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.12            0.12            0.12             1.57           0.49             0.47
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...... $    10.13     $      8.52      $     6.93       $     8.36      $   13.46        $   12.49
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................     20.46%          25.04%         (16.00%)         (29.28%)        11.62%           29.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .................. $  463,249     $   349,983      $  263,346       $  258,911       $394,852         $197,974
  Ratios to average net assets:
     Net investment income* .........      0.61%           1.82%           1.29%            1.32%          1.16%            0.99%
     Expenses* ......................      0.57%           0.59%           0.59%            0.58%          0.58%            0.62%
     Portfolio turnover rate ........        17%             42%             40%              39%            59%              50%


                                                                 INTERNATIONAL
                                                                        EQUITY
                                                                          FUND
                                            -----------------------------------------------------
                                                                 SERVICE CLASS
                                            -----------------------------------------------------
                                             3/31/04+      9/30/03        9/30/02     9/30/01(G)
                                            -----------------------------------------------------
INCEPTION DATE                                  --            --             --         1/3/01
Net asset value, beginning
  of period ..............................   $  8.50       $  6.91      $    8.34    $    11.37
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..................      0.09          0.12(i)        0.07          0.11
  Net realized and unrealized
    gains (losses) on investments ........      1.64          1.57          (1.40)        (3.14)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      1.73          1.69          (1.33)        (3.03)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.11          0.10           0.10            --
  Net realized gains .....................        --            --             --            --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.11          0.10           0.10            --
---------------------------------------------------------------------------------------------------
Net asset value, end of period ...........   $ 10.12       $  8.50      $    6.91    $     8.34
---------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .........................    20.40%        24.80%        (16.34%)      (26.65%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................   $ 6,025        $4,289       $  2,781    $    2,423
  Ratios to average net assets:
     Net investment income* ..............     0.38%         1.56%          1.04%         1.54%
     Expenses* ...........................     0.82%         0.84%          0.84%         0.83%
     Portfolio turnover rate .............       17%           42%            40%           39%


                                                                                PREMIER
                                                                                 GROWTH
                                                                            EQUITY FUND
                                            ------------------------------------------------------------------------
                                                                          INVESTMENT CLASS
                                            -----------------------------------------------------------------------
                                               3/31/04+      9/30/03         9/30/02          9/30/01    9/30/00(E)
                                            -----------------------------------------------------------------------
INCEPTION DATE                                   --            --              --               --        10/29/99
Net asset value, beginning
  of period ..............................   $     9.02   $      7.14     $      8.48       $   11.45     $  10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..................         0.05          0.04(i)         0.02            0.04         0.03
  Net realized and unrealized
    gains (losses) on investments ........         0.83          1.86           (1.32)          (2.66)        1.43
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................         0.88          1.90           (1.30)          (2.62)        1.46
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................         0.04          0.02            0.04            0.02         0.01
  Net realized gains .....................           --            --              --            0.33           --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................         0.04          0.02            0.04            0.35         0.01
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...........   $     9.86   $      9.02     $      7.14      $     8.48     $  11.45
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .........................        9.80%        26.71%         (15.45%)        (23.58%)      14.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................   $  304,178   $   218,716     $   124,665      $  128,123     $ 47,926
  Ratios to average net assets:
     Net investment income* ..............        0.57%         0.45%           0.28%           0.40%        0.29%
     Expenses* ...........................        0.38%         0.39%           0.40%           0.41%        0.52%
     Portfolio turnover rate .............          10%           20%             23%             31%          18%






                                                                        PREMIER
                                                                         GROWTH
                                                                    EQUITY FUND
                                            -------------------------------------------------------
                                                                   SERVICE CLASS
                                             ------------------------------------------------------
                                              3/31/04+         9/30/03      9/30/02      9/30/01(G)
                                             ------------------------------------------------------
INCEPTION DATE                                   --              --           --           1/3/01
Net asset value, beginning
  of period ..............................    $   9.00        $   7.12    $    8.46       $  10.35
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..................        0.02            0.02(i)      0.02           0.01
  Net realized and unrealized
    gains (losses) on investments ........        0.85            1.86        (1.34)         (1.90)
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................        0.87            1.88        (1.32)         (1.89)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................        0.02              --         0.02             --
  Net realized gains .....................          --              --           --             --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................        0.02              --         0.02             --
----------------------------------------------------------------------------------------------------
Net asset value, end of period ...........    $   9.85        $   9.00    $    7.12      $    8.46
----------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .........................       9.70%          26.46%      (15.68%)       (18.26%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................    $ 15,090        $ 12,501    $   9,196      $   8,629
  Ratios to average net assets:
     Net investment income* ..............       0.31%           0.20%        0.03%          0.10%
     Expenses* ...........................       0.63%           0.64%        0.65%          0.65%
     Portfolio turnover rate .............         10%             20%          23%            31%



--------------
See Notes to Financial Highlights and Notes to Financial statements.

64 & 65

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
---------------------------------------------------------------------------



                                                                                   STRATEGIC
                                                                                  INVESTMENT
                                                                                        FUND
                                                    ---------------------------------------------------------------------------
                                                                                INVESTMENT CLASS
                                                    ---------------------------------------------------------------------------
                                                     3/31/04+        9/30/03           9/30/02         9/30/01       9/30/00(E)
                                                    ---------------------------------------------------------------------------
INCEPTION DATE                                          --              --               --               --          10/29/99
Net asset value, beginning of period .............  $    9.78       $    8.50         $   9.34        $  10.97        $  10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........................       0.05            0.16(i)          0.09            0.28            0.25
  Net realized and unrealized
    gains (losses) on investments ................       0.86            1.29            (0.80)          (1.13)           0.77
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........................       0.91            1.45            (0.71)          (0.85)           1.02
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........................       0.11            0.17             0.13            0.30            0.05
  Net realized gains .............................         --              --               --            0.48              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.11            0.17             0.13            0.78            0.05
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...................   $  10.58       $    9.78         $   8.50        $   9.34       $   10.97
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................................      9.36%          17.30%           (7.83%)         (8.43%)         10.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ...............................   $ 96,438       $  64,263         $ 30,164        $  6,097       $   7,644
  Ratios to average net assets:
     Net investment income* ......................      1.31%           1.70%            2.28%           2.48%           2.56%
     Expenses* ...................................      0.40%           0.43%            0.44%           0.45%           0.45%
     Portfolio turnover rate .....................        78%            145%              86%             31%             65%




                                                                              INCOME
                                                                                FUND
                                         ---------------------------------------------------------------------------------
                                                                        INVESTMENT CLASS
                                         ---------------------------------------------------------------------------------
                                          3/31/04+       9/30/03      9/30/02      9/30/01       9/30/00         9/30/99
                                         ---------------------------------------------------------------------------------
INCEPTION DATE                                --            --           --            --            --          11/21/97
Net asset value, beginning of period .... $   10.08    $    10.13    $   10.12    $    9.55     $    9.57       $  10.39
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .................      0.19          0.40         0.51         0.59          0.62           0.55
  Net realized and unrealized
    gains (losses) on investments .......      0.10          0.12         0.27         0.60         (0.02)(b)      (0.62)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      0.29          0.52         0.78         1.19          0.60          (0.07)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.19          0.42         0.52         0.62          0.62           0.57
  Net realized gains ....................      0.16          0.15         0.25           --            --           0.18
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.35          0.57         0.77         0.62          0.62           0.75
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .......... $   10.02    $    10.08    $   10.13    $   10.12     $    9.55       $   9.57
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ........................     2.97%         5.35%        8.07%       12.80%         6.61%         (0.72%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ...................... $ 201,971    $  223,733    $ 215,987    $ 216,870     $ 210,540       $ 95,381
  Ratios to average net assets:
     Net investment income* .............     3.85%         3.96%        5.07%        6.07%         6.65%          5.80%
     Expenses* ..........................     0.24%         0.24%        0.24%        0.24%         0.26%          0.30%
     Portfolio turnover rate ............      189%          354%         332%         338%          234%           227%






-----------------
See Notes to Financial Highlights and Notes to Financial statements.

66 & 67

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
---------------------------------------------------------------------------



                                                                                    MONEY
                                                                                   MARKET
                                                                                     FUND
                                             ------------------------------------------------------------------------------
                                                                              INVESTMENT CLASS
                                             ------------------------------------------------------------------------------
                                               3/31/04+     9/30/03     9/30/02        9/30/01     9/30/00         9/30/99
                                             ------------------------------------------------------------------------------
INCEPTION DATE                                   --            --           --            --           --          12/2/97
Net asset value, beginning
  of period ................................  $   1.00    $    1.00     $   1.00       $  1.00     $   1.00       $   1.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment
    income (loss) ..........................        --         0.01         0.02          0.05         0.06           0.05
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ....................        --         0.01         0.02          0.05         0.06           0.05
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................        --         0.01         0.02          0.05         0.06           0.05
  Return of capital ........................        --           --           --            --           --             --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................        --         0.01         0.02          0.05         0.06           0.05
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............  $   1.00    $    1.00     $   1.00       $  1.00     $   1.00      $    1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...........................     0.45%        1.19%        1.91%         5.11%        6.02%          4.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .........................  $ 70,735    $  83,194     $114,324       $ 6,821     $  6,793       $  5,736
  Ratios to average net assets:
     Net investment income* ................     0.90%        1.19%        1.70%         4.89%        5.95%          4.81%
     Expenses* .............................     0.21%        0.18%        0.18%         0.23%        0.25%          0.25%




                                                                     MONEY
                                                                    MARKET
                                                                      FUND
                                              ---------------------------------------------------
                                                                SERVICE CLASS
                                              ---------------------------------------------------
                                              3/31/04+     9/30/03       9/30/02(H)     9/30/01(G)
                                              ---------------------------------------------------
INCEPTION DATE                                   --           --             --           1/3/01
Net asset value, beginning
  of period ...............................   $   --       $   --         $   1.00       $   1.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment
    income (loss) .........................       --           --             0.01           0.03
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ...................       --           --             0.01           0.03
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................       --           --             0.01           0.03
  Return of capital .......................       --           --             1.00             --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................       --           --             1.01           0.03
--------------------------------------------------------------------------------------------------
Net asset value, end of period ............  $    --       $   --         $     --       $   1.00
--------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..........................                    --            1.17%          3.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ........................  $    --       $   --         $     --       $ 40,894
  Ratios to average net assets:
     Net investment income* ...............       --           --             1.76%         4.23%
     Expenses* ............................       --           --             0.45%         0.48%



-------------
See Notes to Financial Highlights and Notes to Financial statements.

 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Periods less than one year are not annualized.

(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.

(c) Less than $0.01 per share.

(d) Information is for the period December 31, 1998, commencement of investment operations, through September 30, 1999.

(e) Information is for the period October 29, 1999, commencement of investment operations, through September 30, 2000.

(f) Information is for the period February 2, 2000, commencement of investment operations, through September 30, 2000.

(g) Information is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.

(h) The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

(i) Net investment income per share is based on average shares outstanding during the period.

*   Annualized for periods less than one year.

+   Unaudited



-----------
See Notes to Financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                               U.S.       S&P 500          VALUE         MID-CAP      SMALL-CAP
                                                             EQUITY         INDEX         EQUITY    VALUE EQUITY   VALUE EQUITY
                                                               FUND          FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market*
      (cost $317,723,516; $79,589,734;
      $123,653,535; $14,197,665; $126,891,546;
      $382,133,373; $225,614,275;
      $82,378,813; $224,079,199;
      and $0, respectively) ........................    $352,921,662   $87,041,180   $139,680,124    $17,232,237    $146,373,429
   Short-term Investments (at amortized cost) ......      14,651,083     2,713,549      5,894,735        892,943      34,629,749
   Cash ............................................              --            --             --             --              --
   Foreign currency (cost $0; $0; $0; $0; $0;
      $3,646,372; $0; $0;
      $0; and $209,037, respectively) ..............              --            --             --             --              --
   Receivable for investments sold .................         465,627            --        133,151         25,937         532,838
   Income receivables ..............................         265,281       109,238        115,907         28,846          74,393
   Receivable for fund shares sold .................          58,758        34,921          8,606             --         188,264
   Variation margin receivable .....................              --            --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .................................     368,362,411    89,898,888    145,832,523     18,179,963     181,798,673
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders ............              --            --             --             --              --
   Payable upon return of securities loaned ........      12,241,926            --      4,320,568        272,335      26,876,000
   Payable for investments purchased ...............         623,144        40,041        323,007             --              --
   Payable for fund shares redeemed ................          51,447        97,079              2             --           5,727
   Payable to GEAM .................................         112,356        11,666         49,783          9,814          80,628
   Variation margin payable ........................             100         4,230             --             --              --
   Other liabilities ...............................              28            --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ............................      13,029,001       153,016      4,693,360        282,149      26,962,355
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................    $355,333,410   $89,745,872   $141,139,163    $17,897,814    $154,836,318
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .................................     362,812,596   105,661,147    143,485,516     14,674,425     128,892,305
   Undistributed (distribution in excess of)
      net investment income ........................         881,394       320,155        447,071         40,506           8,961
   Accumulated net realized gain (loss) ............     (43,557,451)  (23,715,059)   (18,820,013)       148,311       6,453,169
   Net unrealized appreciation/
      (depreciation) on:
      Investments ..................................      35,198,146     7,451,446     16,026,589      3,034,572      19,481,883
      Futures ......................................          (1,275)       28,183             --             --              --
      Foreign currency related transaction .........              --            --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................    $355,333,410   $89,745,872   $141,139,163    $17,897,814    $154,836,318
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ......................................    $330,590,767   $89,745,872   $141,139,163    $17,897,814    $154,836,318
   Shares outstanding ($.001 par value) ............      29,370,421     8,357,999     14,871,102      1,427,791      11,674,262
   Net asset value, offering and redemption
     price per share ...............................          $11.26        $10.74          $9.49         $12.54          $13.26
SERVICE CLASS:
   Net assets ......................................    $ 24,742,643            --             --             --              --
   Shares outstanding ($.001 par value) ............       2,199,502            --             --             --              --
   Net asset value, offering and redemption
     price per share ...............................          $11.25            --             --             --              --





STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                       INTERNATIONAL        PREMIER      STRATEGIC                         MONEY
                                                              EQUITY         GROWTH     INVESTMENT         INCOME         MARKET
                                                                FUND    EQUITY FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market*
      (cost $317,723,516; $79,589,734;
      $123,653,535; $14,197,665; $126,891,546;
      $382,133,373; $225,614,275;
      $82,378,813; $224,079,199;
      and $0, respectively) ........................     $462,653,711   $250,176,773   $89,487,231    $227,852,286   $        --
   Short-term Investments (at amortized cost) ......      136,078,595     11,762,743    19,022,298      36,364,763    70,718,611
   Cash ............................................        1,320,000             --            --           3,270            --
   Foreign currency (cost $0; $0; $0; $0; $0;
      $3,646,372; $0; $0;
      $0; and $209,037, respectively) ..............        3,627,067             --       211,938              --            --
   Receivable for investments sold .................        2,031,743        281,452       489,480      30,767,624            --
   Income receivables ..............................        1,515,055         94,616       279,422       1,603,791        76,905
   Receivable for fund shares sold .................          103,201     61,832,156       187,138              --            --
   Variation margin receivable .....................            1,997             --            --          18,265            --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .................................      607,331,369    324,147,740   109,677,507     296,609,999    70,795,516
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders ............               --             --            --          97,043            --
   Payable upon return of securities loaned ........      134,425,093      4,623,337     5,972,252      12,989,167            --
   Payable for investments purchased ...............        3,391,845             --     7,179,095      51,838,847            --
   Payable for fund shares redeemed ................           12,340        165,948        55,786      29,666,445        47,332
   Payable to GEAM .................................          227,732         81,933        31,454          47,246        13,003
   Variation margin payable ........................              625          7,889           775              --            --
   Other liabilities ...............................               --             --            --              --            --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ............................      138,057,635      4,879,107    13,239,362      94,638,748        60,335
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................     $469,273,734   $319,268,633   $96,438,145    $201,971,251   $70,735,181
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .................................      525,808,326    327,857,247    88,992,931     193,542,502    70,735,386
   Undistributed (distribution in excess of)
      net investment income ........................          826,706        238,892       292,613         249,839            --
   Accumulated net realized gain (loss) ............     (137,864,815)   (33,390,004)       18,459       4,371,854          (205)
   Net unrealized appreciation/
      (depreciation) on:
      Investments ..................................       80,520,338     24,562,498     7,108,418       3,773,087            --
      Futures ......................................          (17,479)            --        21,825          33,969            --
      Foreign currency related transaction .........              658             --         3,899              --            --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................     $469,273,734   $319,268,633   $96,438,145    $201,971,251   $70,735,181
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ......................................     $463,249,202   $304,178,207   $96,438,145    $201,971,251   $70,735,181
   Shares outstanding ($.001 par value) ............       45,725,146     30,849,311     9,114,353      20,155,617    70,735,349
   Net asset value, offering and redemption
     price per share ...............................           $10.13          $9.86        $10.58          $10.02         $1.00
SERVICE CLASS:
   Net assets ......................................     $  6,024,532   $ 15,090,426            --              --            --
   Shares outstanding ($.001 par value) ............          595,481      1,532,457            --              --            --
   Net asset value, offering and redemption
     price per share ...............................           $10.12          $9.85            --              --            --



* Includes $11,963,091, $4,220,805, $270,231, $26,109,785, $128,646,873,
  $4,517,202, $5,786,186; and $13,009,539 of securities on loan in the U.S.
  Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and Income Fund respectively.


-------------
See Notes to Financial Statements.



70 & 71


STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                    U.S.            S&P 500               VALUE           MID-CAP        SMALL-CAP
                                                  EQUITY              INDEX              EQUITY      VALUE EQUITY     VALUE EQUITY
                                                    FUND               FUND                FUND              FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .............................  $ 2,669,342        $   731,544        $ 1,376,808        $ 162,199       $   475,473
      Interest* ............................       23,566             13,909             17,251            4,083            50,397
      Less: Foreign taxes withheld .........       (2,690)                --             (2,992)              --                --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ............................    2,690,218            745,453          1,391,067          166,282           525,870
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration
        fees (Note 4) ......................      648,245             64,480            297,783           55,822           402,288
      Distributors Fees (Note 4)
         Service Class .....................       29,855                 --                 --               --                --
      Trustees fees ........................        4,665              1,539              2,006              240               820
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ..........................      682,765             66,019            299,789           56,062           403,108
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...................    2,007,453            679,434          1,091,278          110,220           122,762
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .......................      371,325            224,722          1,661,006          182,387         7,152,111
         Futures ...........................       53,475            270,580           (212,147)           6,916                --
         Written options ...................           --                 --                 --               --                --
         Swaps .............................           --                 --                 --               --                --
         Foreign Currency related
            transactions ...................          (20)                --                (27)              --                --
      INCREASE (DECREASE) IN
         UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .......................   34,739,821          9,688,631         15,200,957        2,130,628        15,331,574
         Futures ...........................       32,700             69,718              3,900            7,825                --
         Foreign currency related
           transactions ....................           --                 --                 --               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on investments ........................   35,197,301         10,253,651         16,653,689        2,327,756        22,483,685
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .....................  $37,204,754        $10,933,085        $17,744,967       $2,437,976       $22,606,447
------------------------------------------------------------------------------------------------------------------------------------




STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                              INTERNATIONAL         PREMIER          STRATEGIC                                MONEY
                                                    EQUITY           GROWTH         INVESTMENT            INCOME             MARKET
                                                      FUND      EQUITY FUND               FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .............................    $ 2,715,421      $ 1,150,572        $  337,808         $       --          $     --
      Interest* ............................        135,428           45,721           365,274          4,639,843           403,658
      Less: Foreign taxes withheld .........       (287,969)              --            (9,282)                --                --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ............................      2,562,880        1,196,293           693,800          4,639,843           403,658
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration
        fees (Note 4) ......................      1,238,710          477,300           160,579            269,728            73,515
      Distributors Fees (Note 4)
         Service Class .....................          6,563           17,503                --                 --                --
      Trustees fees ........................          5,245            3,100               752              3,848             1,964
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ..........................      1,250,518          497,903           161,331            273,576            75,479
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...................      1,312,362          698,390           532,469          4,366,267           328,179
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .......................     11,994,023        1,080,122         1,237,236          4,225,278                64
         Futures ...........................        132,843           13,466            52,066            228,945                --
         Written options ...................             --               --                --             18,595                --
         Swaps .............................             --               --                --             94,911                --
         Foreign Currency related
            transactions ...................        (12,135)              --           (11,153)               216                --
      INCREASE (DECREASE) IN
         UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .......................     61,294,559       20,843,956         4,770,931         (2,249,175)               --
         Futures ...........................        (17,479)          14,450            21,825            (17,458)               --
         Foreign currency related
           transactions ....................        (39,320)              --             9,010                 --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on investments ........................     73,352,491       21,951,994         6,079,915          2,301,312                64
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .....................    $74,664,853      $22,650,384        $6,612,384         $6,667,579          $328,243
------------------------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses for the U.S. Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and Income Fund was $5,428, $436, $250, $16,866, $94,659, $5,016, $3,621 and $29,281 respectively)


---------------
See Notes to Financial Statements.



72 & 73


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                                                 U.S.                                   S&P 500
                                                                EQUITY                                    INDEX
                                                                  FUND                                    FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED           YEAR          SIX MONTHS ENDED           YEAR
                                                     3/31/04               ENDED              3/31/04               ENDED
                                                   (UNAUDITED)            9/30/03           (UNAUDITED)            9/30/03
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
   IN NET ASSETS
   OPERATIONS:
     Net investments income ..................   $   2,007,453        $  3,072,873        $    679,434       $   1,409,334
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps .............................        424,780          (12,440,723)            495,302          (6,053,999)
     Net increase in unrealized
       appreciation/(depreciation)
       on investments, futures,
       written, options,
       foreign currency translation ..........     34,772,521           56,540,660           9,758,349          23,722,825
-----------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ............     37,204,754           47,172,810          10,933,085          19,078,160
-----------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ....................     (3,291,565)          (2,402,822)         (1,417,623)           (903,178)
         Service Class .......................       (187,227)            (143,300)                 --                  --
       Net realized gains
         Investment Class ....................             --                   --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................     (3,478,792)          (2,546,122)         (1,417,623)           (903,178)
-----------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from
       operations and distributions ..........     33,725,962           44,626,688           9,515,462          18,174,982
-----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................      2,713,367           74,886,983          17,108,251          31,864,644
       Service Class .........................      3,017,184            7,428,763                  --                  --
     Value of distributions reinvested
       Investment Class ......................      3,287,063            2,399,146           1,417,628             903,178
       Service Class .........................        187,222              143,300                  --                  --
     Cost of shares redeemed
       Investment Class ......................     (9,677,771)         (16,229,392)        (19,896,775)        (44,208,312)
       Service Class .........................     (2,799,451)          (7,110,007)                 --                  --
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ...................     (3,272,386)          61,518,793          (1,370,896)        (11,440,454)
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..............     30,453,576          106,145,481           8,144,566           6,734,528

NET ASSETS
   Beginning of period .......................    324,879,834          218,734,353          81,601,306          74,866,778
-----------------------------------------------------------------------------------------------------------------------------
   End of period .............................   $355,333,410         $324,879,834        $ 89,745,872        $ 81,601,306
-----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD .....................   $    881,394         $  2,352,733        $     320,155       $   1,058,344
-----------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .............................        245,963            7,618,155           1,630,146           3,566,982
     Issued for distribution reinvested ......        304,358              260,777             138,847             106,637
     Shares redeemed .........................       (879,824)          (1,674,110)         (1,924,327)         (4,753,332)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......       (329,503)           6,204,822            (155,334)         (1,079,713)
-----------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .............................        272,878              782,653                  --                  --
     Issued for distribution reinvested ......         17,335               15,560                  --                  --
     Shares redeemed .........................       (254,946)            (756,144)                 --                  --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..................         35,267               42,069                  --                  --
-----------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE                                        MID-CAP
                                                             EQUITY                                   VALUE EQUITY
                                                               FUND                                           FUND
------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED              YEAR           SIX MONTHS ENDED             YEAR
                                                  3/31/04                  ENDED               3/31/04                 ENDED
                                                (UNAUDITED)               9/30/03            (UNAUDITED)              9/30/03
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
   IN NET ASSETS
   OPERATIONS:
     Net investments income ............... $   1,091,278            $  1,628,672         $    110,220           $    183,113
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps ..........................     1,448,832              (5,555,415)             189,303                155,040
     Net increase in unrealized
       appreciation/(depreciation)
       on investments, futures,
       written, options,
       foreign currency translation .......    15,204,857              24,865,868            2,138,453              2,696,807
------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .........    17,744,967              20,939,125            2,437,976              3,034,960
------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .................    (1,909,228)             (1,587,755)            (208,105)              (118,831)
         Service Class ....................            --                      --                   --                     --
       Net realized gains
         Investment Class .................            --                      --             (141,322)                    --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ....................    (1,909,228)             (1,587,755)            (349,427)              (118,831)
------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from
       operations and distributions .......    15,835,739              19,351,370            2,088,549              2,916,129
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ...................    23,728,596              25,013,291              138,346                244,566
       Service Class ......................            --                      --                   --                     --
     Value of distributions reinvested
       Investment Class ...................     1,904,831               1,582,943              349,432                118,831
       Service Class ......................            --                      --                   --                     --
     Cost of shares redeemed
       Investment Class ...................   (26,909,661)            (10,843,402)             (89,062)              (385,510)
       Service Class ......................            --                      --                   --                     --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ................    (1,276,234)             15,752,832              398,716                (22,113)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ...........    14,559,505              35,104,202            2,487,265              2,894,016

NET ASSETS
   Beginning of period ....................   126,579,658              91,475,456           15,410,549             12,516,533
------------------------------------------------------------------------------------------------------------------------------
   End of period ..........................  $141,139,163            $126,579,658          $17,897,814            $15,410,549
------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD ..................  $    447,071            $  1,265,021          $    40,506            $   138,391
------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..........................     2,673,431               3,246,752               11,744                 25,824
     Issued for distribution reinvested ...       210,014                 206,381               29,438                 12,682
     Shares redeemed ......................    (2,913,610)             (1,294,228)              (7,395)               (39,931)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ....       (30,165)              2,158,905               33,787                 (1,425)
------------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ..........................            --                      --                   --                     --
     Issued for distribution reinvested ...            --                      --                   --                     --
     Shares redeemed ......................            --                      --                   --                     --
------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...............            --                      --                   --                     --
------------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                                  SMALL-CAP
                                                               VALUE EQUITY
                                                                       FUND
------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED           YEAR
                                                         3/31/04               ENDED
                                                       (UNAUDITED)            9/30/03
------------------------------------------------------------------------------------------
INCREASE (DECREASE)
   IN NET ASSETS
   OPERATIONS:
     Net investments income ..................      $    122,762         $    252,532
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps .............................         7,152,111               15,939
     Net increase in unrealized
       appreciation/(depreciation)
       on investments, futures,
       written, options,
       foreign currency translation ..........        15,331,574            5,367,244
------------------------------------------------------------------------------------------
     Net increase from operations ............        22,606,447            5,635,715
------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ....................          (320,035)            (105,733)
         Service Class .......................                --                   --
       Net realized gains
         Investment Class ....................          (594,961)            (521,097)
------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................          (914,996)            (626,830)
------------------------------------------------------------------------------------------
     Increase in net assets from
       operations and distributions ..........        21,691,451            5,008,885
------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................        64,927,203           85,103,300
       Service Class .........................                --                   --
     Value of distributions reinvested
       Investment Class ......................           915,024              626,821
       Service Class .........................                --                   --
     Cost of shares redeemed
       Investment Class ......................       (31,160,588)         (11,049,195)
       Service Class .........................                --                   --
------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ...................        34,681,639           74,680,926
------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..............        56,373,090           79,689,811

NET ASSETS
   Beginning of period .......................        98,463,228           18,773,417
------------------------------------------------------------------------------------------
   End of period .............................      $154,836,318         $ 98,463,228
------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD .....................      $      8,961         $    206,234
------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .............................         5,145,900            8,098,981
     Issued for distribution reinvested ......            76,316               63,124
     Shares redeemed .........................        (2,506,792)          (1,054,077)
------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......         2,715,424            7,108,028
------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .............................                --                   --
     Issued for distribution reinvested ......                --                   --
     Shares redeemed .........................                --                   --
------------------------------------------------------------------------------------------
Net increase in fund shares ..................                --                   --
------------------------------------------------------------------------------------------




--------------
See Notes to Financial Statements.



74 & 75


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL                                 PREMIER
                                                                   EQUITY                                 GROWTH
                                                                     FUND                             EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED           YEAR          SIX MONTHS ENDED           YEAR
                                                     3/31/04               ENDED              3/31/04               ENDED
                                                   (UNAUDITED)            9/30/03           (UNAUDITED)            9/30/03
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ...................  $  1,312,362      $    5,460,995         $    698,390         $    785,891
     Net realized gain (loss)
       on investments,
       futures, written options,
       foreign currency transactions
       and swaps ..............................    12,114,731         (51,409,750)           1,093,588          (13,622,386)
     Net increase (decrease)
       in unrealized
       appreciation/(depreciation)
       on investments,
       futures, written,
       options, foreign
       currency translation ...................    61,237,760         115,694,643           20,858,406           52,848,700
--------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .............    74,664,853          69,745,888           22,650,384           40,012,205
--------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .....................    (5,338,325)         (4,571,428)          (1,044,463)            (439,054)
         Service Class ........................       (56,641)            (44,094)             (31,904)              (4,483)
       Net realized gains
         Investment Class .....................            --                  --                   --                   --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................    (5,394,966)         (4,615,522)          (1,076,367)            (443,537)
--------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in
       net assets from operations
       and distributions ......................    69,269,887          65,130,366           21,574,017           39,568,668
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .......................    88,715,206          64,397,898           81,492,218           79,557,388
       Service Class ..........................     1,064,452           1,059,458            1,914,778            2,317,439
     Value of distributions reinvested
       Investment Class .......................     5,104,294           4,564,695              996,353              412,448
       Service Class ..........................        56,641              44,094               31,904                4,483
     Cost of shares redeemed
       Investment Class .......................   (48,978,955)        (46,711,979)         (17,417,375)         (23,000,982)
       Service Class ..........................      (230,233)           (338,812)            (540,461)          (1,502,928)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ....................    45,731,405          23,015,354           66,477,417           57,787,848
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ............................   115,001,292          88,145,720           88,051,434           97,356,516

NET ASSETS
   Beginning of period ........................   354,272,442         266,126,722          231,217,199          133,860,683
--------------------------------------------------------------------------------------------------------------------------------
   End of period ..............................  $469,273,734      $  354,272,442         $319,268,633         $231,217,199
--------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
   EXCESS OF) NET INVESTMENT
   INCOME, END OF PERIOD ......................  $    826,706      $   4,909,310          $    238,892         $    616,869
--------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..............................     9,084,965           8,589,030            8,294,019            9,563,678
     Issued for distribution reinvested .......       537,860             639,313              104,659               53,014
     Shares redeemed ..........................    (4,992,050)         (6,147,359)          (1,788,558)          (2,836,945)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........     4,630,775           3,080,984            6,610,120            6,779,747
--------------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ..............................       108,610             140,921              195,832              287,431
     Issued for distribution reinvested .......         5,975               6,167                3,351                  576
     Shares redeemed ..........................       (23,768)            (44,538)             (55,178)            (190,279)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...................        90,817             102,550              144,005               97,728
--------------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                STRATEGIC
                                                               INVESTMENT                                         INCOME
                                                                     FUND                                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED              YEAR           SIX MONTHS ENDED             YEAR
                                                        3/31/04                  ENDED               3/31/04                 ENDED
                                                      (UNAUDITED)               9/30/03            (UNAUDITED)              9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ..................     $     532,469           $     734,954        $  4,366,267           $  8,568,081
     Net realized gain (loss)
       on investments,
       futures, written options,
       foreign currency transactions
       and swaps .............................         1,278,149                (652,154)          4,567,945              4,375,403
     Net increase (decrease)
       in unrealized
       appreciation/(depreciation)
       on investments,
       futures, written,
       options, foreign
       currency translation ..................         4,801,766               6,600,271          (2,266,633)            (1,448,776)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ............         6,612,384               6,683,071           6,667,579             11,497,708
------------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ....................          (838,685)               (697,753)         (4,421,375)            (9,033,435)
         Service Class .......................                --                      --                  --                     --
       Net realized gains
         Investment Class ....................                --                      --          (3,507,085)            (3,340,346)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................          (838,685)               (697,753)         (7,928,460)           (12,373,781)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in
       net assets from operations
       and distributions .....................         5,773,699               5,985,318          (1,260,881)              (879,073)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................        33,752,512              46,421,024           4,006,681             19,185,717
       Service Class .........................                --                      --                  --                     --
     Value of distributions reinvested
       Investment Class ......................           838,720                 697,739           7,831,554             12,505,994
       Service Class .........................                --                      --                  --                     --
     Cost of shares redeemed
       Investment Class ......................        (8,189,903)            (19,005,338)        (32,339,533)           (23,065,904)
       Service Class .........................                --                      --                  --                     --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ...................        26,401,329              28,113,425         (20,501,298)             8,625,807
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ...........................        32,175,028              34,098,743         (21,762,179)             7,746,734

NET ASSETS
   Beginning of period .......................        64,263,117              30,164,374         223,733,430            215,986,696
------------------------------------------------------------------------------------------------------------------------------------
   End of period .............................     $  96,438,145           $  64,263,117        $201,971,251           $223,733,430
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
   EXCESS OF) NET INVESTMENT
   INCOME, END OF PERIOD .....................     $     292,613           $     570,780        $    249,839           $    304,948
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .............................         3,251,388               4,939,209             400,611              1,920,007
     Issued for distribution reinvested ......            82,470                  79,560             790,867              1,249,591
     Shares redeemed .........................          (787,952)             (2,000,177)         (3,229,316)            (2,296,674)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......         2,545,906               3,018,592          (2,037,838)               872,924
------------------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .............................                --                      --                  --                     --
     Issued for distribution reinvested ......                --                      --                  --                     --
     Shares redeemed .........................                --                      --                  --                     --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..................                --                      --                  --                     --
------------------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                                   MONEY
                                                                  MARKET
                                                                    FUND
-----------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED           YEAR
                                                        3/31/04               ENDED
                                                      (UNAUDITED)            9/30/03
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ..................      $    328,179        $   1,289,454
     Net realized gain (loss)
       on investments,
       futures, written options,
       foreign currency transactions
       and swaps .............................                64                  267
     Net increase (decrease)
       in unrealized
       appreciation/(depreciation)
       on investments,
       futures, written,
       options, foreign
       currency translation ..................                --                   --
-----------------------------------------------------------------------------------------
     Net increase from operations ............           328,243            1,289,721
-----------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ....................          (328,179)          (1,289,454)
         Service Class .......................                --                   --
       Net realized gains
         Investment Class ....................                --                   --
-----------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................          (328,179)          (1,289,454)
-----------------------------------------------------------------------------------------
     Increase (decrease) in
       net assets from operations
       and distributions .....................                64                  267
-----------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................           466,606           21,563,864
       Service Class .........................                --                   --
     Value of distributions reinvested
       Investment Class ......................           322,601            1,315,243
       Service Class .........................                --                   --
     Cost of shares redeemed
       Investment Class ......................       (13,247,741)         (54,010,119)
       Service Class .........................                --                   --
-----------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ...................       (12,458,534)         (31,131,012)
-----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ...........................       (12,458,470)         (31,130,745)

NET ASSETS
   Beginning of period .......................        83,193,651          114,324,396
-----------------------------------------------------------------------------------------
   End of period .............................     $  70,735,181        $  83,193,651
-----------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
   EXCESS OF) NET INVESTMENT
   INCOME, END OF PERIOD .....................     $          --        $          --
-----------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .............................           466,606           21,563,864
     Issued for distribution reinvested ......           322,602            1,315,243
     Shares redeemed .........................       (13,247,741)         (54,010,119)
-----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......       (12,458,533)         (31,131,012)
-----------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .............................                --                   --
     Issued for distribution reinvested ......                --                   --
     Shares redeemed .........................                --                   --
-----------------------------------------------------------------------------------------
Net increase in fund shares ..................                --                   --
-----------------------------------------------------------------------------------------



See Notes to Financial Statements.

76 & 77

                       NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


1.  ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of twelve investment funds (each a "Fund" and collectively the "Funds") although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds are presently authorized to issue two classes of shares -- the Investment Class and the Service Class. As of March 31, 2004, the following Funds had two share classes active: U.S. Equity Fund, International Equity Fund, Premier Growth Equity Fund and Money Market Fund. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2004 was as follows:


                                                       Net Book                                                          Net Tax
                        Gross Book     Gross Book     Unrealized                     Gross Tax        Gross Tax        Unrealized
                        Unrealized     Unrealized    Appreciation/       Wash       Unrealized       Unrealized       Appreciation/
Fund                   Appreciation   Depreciation   Depreciation        Sales     Appreciation     Depreciation      Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund       $41,364,416    $6,166,270     $35,198,146      $9,272,402   $41,364,416       $15,438,672       $25,925,744
S&P 500 Fund            10,817,560     3,366,114       7,451,446       2,020,716    10,817,560         5,386,830         5,430,730
Value Equity Fund       17,388,227     1,361,638      16,026,589       2,811,713    17,388,227         4,173,351        13,214,876
Mid-Cap Value
   Equity Fund           3,633,430       598,858       3,034,572               3     3,633,430           598,861         3,034,569
Small-Cap Value
   Equity Fund          21,295,852     1,813,969      19,481,883          99,888    21,295,852         1,913,857        19,381,995
International
   Equity Fund          87,924,095     7,403,757      80,520,338       8,062,613    87,924,095        15,466,370        72,457,725
Premier Growth
   Equity Fund          30,768,959     6,206,461      24,562,498       6,164,784    30,768,959        12,371,245        18,397,714
Strategic
   Investment Fund       7,787,289       678,871       7,108,418         907,053     7,787,289         1,585,924         6,201,365
Income Fund              4,991,269     1,218,182       3,773,087          38,174     4,991,269         1,256,356         3,734,913


As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The Strategic Investment Fund utilized $13,213 of its capital loss carryover during the year ended September 30, 2003. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund                                    Amount         Expires
----------------------------------------------------------------
U.S. Equity Fund                 $  9,267,908          09/30/10
                                   16,997,216          09/30/11
S&P 500 Index Fund                 10,134,125          09/30/10
                                    6,311,036          09/30/11
Value Equity Fund                     401,673          09/30/09
                                    7,672,281          09/30/10
                                    5,736,038          09/30/11
International Equity Fund             831,308          09/30/09
                                   35,780,923          09/30/10
                                   62,234,231          09/30/11
Premier Growth Equity Fund          4,694,591          09/30/10
                                   16,625,768          09/30/11
Strategic Investment Fund              58,822          09/30/10
Money Market Fund                          27          09/30/08
                                           44          09/30/09
                                            3          09/30/10
                                          195          09/30/11

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

Fund                             Currency                             Capital
-------------------------------------------------------------------------------

U.S. Equity Fund                $       --                         $ 7,422,143

S&P 500 Index Fund                      --                           5,668,220

Value Equity Fund                        1                           3,125,343

Small-Cap Value Equity Fund            --                              456,879

International Equity Fund          159,284                          43,408,090

Premier Growth Equity Fund              --                           6,285,043

Strategic Investment Fund               --                             162,600


DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.  LINE OF CREDIT

Effective December 17, 2003, and expiring December 15, 2004, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the year ended March 31, 2004. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


4.  FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:

                                       Average Daily           Advisory and
                                    Net Assets of Fund     Administration Fees*
--------------------------------------------------------------------------------

U.S. Equity Fund                    First $25 million              .55%
Value Equity Fund                    Next $25 million              .45%
Premier Growth Equity Fund           Over $50 million              .35%
S&P 500 Index Fund                         All Assets              .15%
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund           First $25 million              .65%
                                     Next $25 million              .60%
                                     Over $50 million              .55%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund         First $25 million              .70%
                                     Next $25 million              .65%
                                     Over $50 million              .60%
--------------------------------------------------------------------------------
International Equity Fund           First $25 million              .75%
                                     Next $50 million              .65%
                                     Over $75 million              .55%
--------------------------------------------------------------------------------
Strategic Investment Fund           First $25 million              .45%
                                     Next $25 million              .40%
                                     Over $50 million              .35%
--------------------------------------------------------------------------------
Income Fund                         First $25 million              .35%
                                     Next $25 million              .30%
                                     Next $50 million              .25%
                                    Over $100 million              .20%
--------------------------------------------------------------------------------
Money Market Fund                   First $25 million              .25%
                                     Next $25 million              .20%
                                     Next $50 million              .15%
                                    Over $100 million              .10%


* From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

--------------------------------------------------------------------------------

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number asnd duration of the lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program. For the period ended March 31, 2004, the Income Fund paid $57,829 to GEAM.

5.  SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, effective May 1, 2001, SSgA Funds Management, Inc., ("SSgA"), is the Sub-Adviser to the S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund) and Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund.

SSgA and Palisade are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays SSgA and Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2004, were as follows:

                                  Purchases               Sales
-------------------------------------------------------------------

U.S. Equity Fund                $ 51,162,285          $ 52,908,595

S&P 500 Index Fund                 6,193,256             8,345,798

Value Equity Fund                 42,684,000            43,326,828

Mid-Cap Value Equity Fund            907,197               678,145

Small-Cap Value Equity Fund       93,573,231            63,954,990

International Equity Fund        112,495,763            71,124,779

Premier Growth Equity Fund        28,414,108            23,478,487

Strategic Investment Fund         82,843,583            59,400,864

Income Fund                      467,003,285           479,796,458

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


OPTIONS During the period ended March 31, 2004, the following option contracts were written:
                                                     Income Fund
                                       --------------------------------------
                                       Number of Contracts            Premium
--------------------------------------------------------------------------------

Balance as of September 30, 2003               --                   $       --

Written                                        172                     45,898

Closed and Expired                            (172)                   (45,898)
--------------------------------------------------------------------------------
Balance as of March 31, 2004                    --                  $      --
--------------------------------------------------------------------------------

SWAP AGREEMENTS There were no open swap transactions held by the Funds as of March 31, 2004:

SECURITY LENDING At March 31, 2004, the following Funds participated in securities lending:

                                      Loaned securities
                                 (including accrued interest)   Cash Collateral
--------------------------------------------------------------------------------

U.S. Equity Fund                       $  11,964,209            $  12,241,926

Value Equity Fund                          4,221,160                4,320,568

Mid-Cap Value Equity Fund                    270,265                  272,335

Small-Cap Value Equity Fund               26,113,401               26,876,000

International Equity Fund                128,692,751              134,425,093

Premier Growth Equity Fund                 4,517,753                4,623,337

Strategic Investment Fund                  5,787,347                5,972,252

Income Fund                               12,746,471               12,987,054

--------------------------------------------------------------------------------

                        NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2004 are:

                                                   5% or Greater
                                                   Shareholders
                                         ---------------------------------
                                                                 % of                % of Fund Held
                                          Number               Fund Held            by GE Affiliates*
------------------------------------------------------------------------------------------------------
U.S. Equity Fund                            4                       68%                     46%
S&P 500 Index Fund                          1                       89%                      0%
Value Equity Fund                           6                       86%                      0%
Mid-Cap Value Equity Fund                   3                       96%                     79%
Small-Cap Value Equity Fund                 2                       94%                     83%
International Equity Fund                   3                       82%                     59%
Premier Growth Equity Fund                  6                       66%                     24%
Strategic Investment Fund                   4                       95%                     72%
Income Fund                                 3                       74%                     68%
Money Market Fund                           3                       98%                     92%


Investment activities of these shareholders could have a material impact on these Funds.

* Included in the 5% or Greater Shareholders percentage.


8.  FUND TERMINATION

At a meeting held on March 10, 2004, the GE Institutional Funds' Board of Trustees approved a plan of dissolution, liquidation and termination pursuant to which the Mid-Cap Value Equity Fund will be liquidated and their assets distributed on a pro rata basis to shareholders of record as of the close of business on or about May 26, 2004.

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Manager of Mutual Fund Operations
at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President
and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

                                                                 INVESTMENT TEAM
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
John Crager

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC


CUSTODIAN
State Street Bank & Trust Company

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME


--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

		Applicable only to an annual filing.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 08, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 08, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  June 08, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.